March 31, 2000

                       TAXABLE
                       BOND
                       PORTFOLIOS

                       SEMI-ANNUAL REPORT
                       TO SHAREHOLDERS

Not FDIC Insured
May Lose Value
No Bank Guarantee

                                                               [GRAPHIC OMITTED]
                                                                       BLACKROCK
                                                                    FUNDS (LOGO)
                                        PURE INVESTMENT STYLE(REGISTRATION MARK)

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS


* Low Duration Bond                * GNMA

* Intermediate Government Bond     * Managed Income

* Intermediate Bond                * International Bond

* Core Bond                        * High Yield Bond

* Government Income




                                TABLE OF CONTENTS

SHAREHOLDER LETTER........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond...................................................  3
      Intermediate Government Bond........................................  4
      Intermediate Bond...................................................  5
      Core Bond...........................................................  6
      Government Income...................................................  7
      GNMA................................................................  8
      Managed Income......................................................  9
      International Bond.................................................. 10
      High Yield Bond..................................................... 11
      Note on Performance Information..................................... 12
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................ 13-46
      Low Duration Bond Statement of Assets & Liabilities..................17
      Core Bond Statement of Assets &Liabilities.......................... 31
      GNMAStatement of Assets & Liabilities................................36
      Managed Income Statement of Assets &Liabilities..................... 42
      High Yield Statement of Assets & Liabilities........................ 47
PORTFOLIO FINANCIAL STATEMENTS
      Statement of Operations.......................................... 48-49
      Statement of Cash Flows.......................................... 50-54
      Statement of Changes in Net Assets............................... 56-59
      Financial Highlights............................................. 60-67
NOTES TO FINANCIAL STATEMENTS.......................................... 68-80

                                 BLACKROCK FUNDS

March 31, 2000

Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for the six months ending March 31, 2000.

      As the first quarter of the new millennium draws to a close, the economy continues to impress us with its continued strength and resilience -- however we remain concerned about future volatility. Since we last reported to you on Sept 30, 1999 the stock market as measured by the S&P 500 returned 17.51%, the DJIA returned 6.43%, the NASDAQ returned 66.68%, and the Lehman Aggregate Index returned 2.08%.

      What makes this economic strength more notable is that it is taking place under the careful eye of the Federal Reserve which has a strict tightening bias in place. On March 21, 2000 the Fed raised the rate for overnight bank loans another 25 bps to 6% -- the highest rate in 3 years and the fifth straight increase since last June. Historically, rising interest rates tend to discourage the stock market but this didn't happen on March 21. Despite the rise in rates, the DJIA jumped up 227 points and the NASDAQ index rose 101.7!

      This seems to indicate that investors don't believe that small increases in the cost of lending will be enough to stop growth from continuing. Is this positive sentiment well founded?

      It may be. It is clear that the business world is changing and that a major instrument of this change is technology. A key driver in the growth of technology is the Internet. It is still very early in the new economy, but it is clear that major changes are taking place in the way that companies do business, which can have tremendous impact on growth and profitability. One particularly exciting area for investors is the so-called business to business (or B2B) transactions in which the Internet will not only expedite the connections between buyers and sellers but also provide the value- added services that will likely increase the speed, efficiency and cost-effectiveness of these transactions. The Internet can be one of the greatest business productivity tools in history. This is important because as productivity increases, companies can continue to grow without pricing pressure which means inflation can remain in check and the economy can continue to grow.

      While there appears to be plenty of good reason for optimism and excitement, there are also reasons for caution.

      There are several trends in the industry that may indicate that the market is moving up faster and higher than is justified by growth fundamentals alone. For example, many investors are fueling their purchases with borrowed money and margin borrowing is currently at record highs. The investment industry is also paying more than ever before to attract investors. Wall Street advertising increased 95% last year (investment firms paid $1.2 billion to advertise directly to the public last year, three times what they paid for ads 5 years ago). Ten years ago, the average holding period for a NASDAQ stock was 2 years; today its about 5 months.* This may indicate that investors are growing more impatient, which could spell more and greater volatility ahead.

                                 BLACKROCK FUNDS

      You don't have to look very hard to see examples of extreme volatility. On March 7, 2000 when the DJIA lost 374 points, market action was precipitated when Procter & Gamble did not make its earnings projections and plunged 31% in one day. This kind of reaction may be extreme but it is certainly not rare. In fact, 9 days later on March 16th, the Dow rebounded and ran up 500 points. The Dow ended the month up 1,126 points up from its low.

      This is a challenging environment for investors because of both the volatility and the continuous media interest in the Internet and the stock market. Never before has the investing public had so much information available to them via television, newspapers, magazines and the Internet. Today investors can tune in televised stock market reports virtually round the clock and are only a keystroke away from market information day or night.

      The danger for investors is that focusing on volatility and news can create a short-term view of investing which is generally not in their best interest. Successful investing is a long term process and while it may be interesting to get your market information as it unfolds, it doesn't have much to do with long-term investing success. In the long run, stocks rise and fall based on their ability to earn money. The ability to generate earnings depends on the strength of a company's business franchise, the skill of its management and other fundamental factors. These factors are all proven long term.

      So, while we are pleased by the unprecedented prosperity we are enjoying, we caution investors to perform a reality check on expectations. Last year four of our funds returned over 100% to shareholders. We are extremely proud of these results but we do not depend on them to continue at the same rate. The challenge for investors is the same in these boom times as it is in lean times: to figure out the mix of assets that make sense for your particular financial situation, decide on a course of action and stay the course -- regardless of short-term volatility.

      BlackRock Funds is proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. We are pleased to announce that later this year we will expand our offerings to include new equity funds concentrating on three potential high growth areas: global science and technology, European markets and Asia Pacific markets.

      Thank you for your continued confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,

/S/KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

* Source: Business Week , 4/3 issue

                                 BLACKROCK FUNDS

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $318.7 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 3 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED B OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY DURING THE SEMI-ANNUAL PERIOD IN RESPONSE TO THE THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. THE YIELD ON THE 2-YEAR TREASURY NOTE ROSE 0.88% FROM 5.60% ON SEPTEMBER 30, 1999 TO 6.48% ON MARCH 31, 2000.
     o DURING THE PERIOD, THE MANAGER BOUGHT ADDITIONAL U.S. TREASURY AND AGENCY SECURITIES TO TAKE ADVANTAGE OF THE ATTRACTIVE YIELD LEVELS IN THE MARKET. U.S. TREASURY AND AGENCY SECURITIES ARE NOW THE LARGEST SECTOR IN THE PORTFOLIO. ASSET-BACKED SECURITIES (ABS) CONTINUED TO BE A SIGNIFICANT PORTION OF THE PORTFOLIO, EVEN THOUGH THE MANAGER REDUCED THE ABS EXPOSURE DURING THE PERIOD.
     o THE PORTFOLIO'S MORTGAGE HOLDINGS REMAINED RELATIVELY CONSTANT OVER THE PAST SIX MONTHS. WITH MORTGAGE YIELDS AT HISTORICALLY HIGH LEVELS, THE MANAGER IS SELECTIVELY ADDING MORTGAGE EXPOSURE TO THE PORTFOLIO. CORPORATE SECURITIES ARE ALSO PRESENTING RELATIVE VALUE OPPORTUNITIES DUE TO WIDER THAN NORMAL CREDIT SPREADS IN THAT SECTOR OF THE MARKET. THE MANAGER HAS CONCENTRATED ON HIGH CREDIT QUALITY CORPORATE ISSUES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEARTREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           INSTITUTIONAL    SERVICE    INVESTOR A     INVESTOR B     INVESTOR C     BLACKROCK    MERRILL 1-3 YEAR
               CLASS         CLASS       CLASS           CLASS          CLASS         CLASS       TREASURY INDEX
7/17/92       $10,000       $10,000    $ 9,700          $10,000        $10,000       $10,000        $10,000
Sep-92         10,079        10,079      9,777           10,079         10,079        10,079         10,288
Dec-92         10,137        10,137      9,833           10,137         10,137        10,137         10,595
Mar-93         10,295        10,295      9,986           10,295         10,295        10,295         10,614
Jun-93         10,468        10,468     10,154           10,468         10,468        10,468         10,848
Sep-93         10,620        10,620     10,302           10,620         10,620        10,620         10,965
Dec-93         10,711        10,711     10,390           10,711         10,711        10,711         11,122
Mar-94         10,691        10,691     10,370           10,691         10,691        10,691         11,188
Jun-94         10,713        10,713     10,391           10,713         10,713        10,713         11,132
Sep-94         10,837        10,837     10,512           10,837         10,837        10,837         11,141
Dec-94         10,860        10,860     10,534           10,860         10,860        10,860         11,251
Mar-95         11,214        11,214     10,878           11,214         11,214        11,214         11,251
Jun-95         11,521        11,521     11,175           11,521         11,521        11,521         11,629
Sep-95         11,767        11,767     11,414           11,767         11,767        11,767         12,002
Dec-95         12,001        12,001     11,641           12,001         12,001        12,001         12,182
Mar-96         12,023        12,009     11,644           12,004         12,004        12,023         12,489
Jun-96         12,149        12,125     11,752           12,115         12,115        12,149         12,531
Sep-96         12,347        12,313     11,929           12,298         12,298        12,347         12,657
Dec-96         12,610        12,565     12,168           12,537         12,537        12,610         12,866
Mar-97         12,668        12,614     12,210           12,556         12,556        12,668         13,110
Jun-97         12,938        12,876     12,459           12,789         12,789        12,938         13,197
Sep-97         13,196        13,122     12,692           13,003         13,003        13,199         13,487
Dec-97         13,370        13,286     12,845           13,135         13,135        13,379         13,752
Mar-98         13,588        13,492     13,039           13,309         13,309        13,602         13,983
Jun-98         13,808        13,699     13,235           13,483         13,483        13,828         14,197
Sep-98         14,156        14,035     13,552           13,781         13,781        14,182         14,634
Dec-98         14,256        14,125     13,634           13,838         13,838        14,288         14,745
Mar-99         14,425        14,280     13,778           13,958         13,958        14,461         14,834
JUN-99         14,521        14,366     13,854           14,008         14,008        14,564         14,918
SEP-99         14,709        14,541     14,016           13,651         14,146        14,758         15,106
Dec-99         14,835        14,656     14,120           13,712         14,209        14,876         15,197
Mar-00         15,029        14,836     14,288           13,849         14,351        15,077         15,387


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year    3 Year    5 Year   From Inception
  BlackRock Class                    4.25%      5.98%     6.10%      5.47%
  Institutional Class                4.20%      5.87%     6.03%      5.43%
  Service Class                      3.88%      5.56%     5.76%      5.25%
  Investor A Class (Load Adjusted)   0.57%      4.31%     4.96%      4.74%
  Investor A Class (NAV)             3.71%      5.38%     5.61%      5.15%
  Investor B Class (Load Adjusted)  (1.67)%     3.48%     4.73%      4.80%
  Investor B Class (NAV)             2.83%      4.56%     5.06%      4.80%
  Investor C Class (Load Adjusted)   1.93%      4.59%     5.08%      4.81%
  Investor C Class (NAV)             2.93%      4.59%     5.08%      4.81%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE, 1/12/96; INVESTOR A SHARES, 1/12/96; INVESTOR B SHARES, 11/18/96; INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $396.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY DURING THE SEMI-ANNUAL PERIOD IN RESPONSE TO THE THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. FOR THE PERIOD, THE YIELD OF THE 5-YEAR TREASURY ROSE 0.56% FROM 5.76% ON SEPTEMBER 30, 1999 TO 6.32% ON MARCH 31, 2000.
     o THE MANAGER INCREASED THE PORTFOLIO'S MORTGAGE PASS-THROUGH EXPOSURE DURING THE PERIOD, IN ORDER TO CAPITALIZE ON THE RELATIVE VALUE IN THE MORTGAGE SECTOR DUE TO ITS RECENT UNDERPERFORMANCE VERSUS TREASURIES. MORTGAGE SECURITIES REMAIN THE LARGEST SECTOR IN THE PORTFOLIO.
     o THE PORTFOLIO'S ALLOCATION OF TREASURY AND AGENCY SECURITIES ROSE TOWARDS THE END OF 1999, BUT THE MANAGER HAS SUBSEQUENTLY REDUCED THE POSITIONS IN FAVOR OF MORTGAGES. ASSET-BACKED SECURITIES WERE PARED IN RESPONSE TO HIGHER LEVELS OF SUPPLY AT THE BEGINNING OF THE YEAR. THE MANAGER FAVORS HIGHER QUALITY ASSET-BACKED SECURITIES WITH FIXED RATES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INSTITUTIONAL    SERVICE     INVESTOR A     INVESTOR B    INVESTOR C     LEHMAN INTERMEDIATE
              CLASS         CLASS         CLASS         CLASS          CLASS        GOVERNMENT INDEX
4/20/92      $10,000       $10,000     $ 9,600         $10,000        $10,000         $10,000
Jun-92        10,276        10,276       9,865          10,276         10,276          10,000
Sep-92        10,714        10,714      10,286          10,714         10,714          10,746
Dec-92        10,626        10,626      10,201          10,626         10,626          10,746
Mar-93        10,986        10,986      10,547          10,986         10,986          10,746
Jun-93        11,218        11,218      10,769          11,218         11,218          10,746
Sep-93        11,452        11,448      10,990          11,448         11,448          11,567
Dec-93        11,454        11,447      10,984          11,442         11,442          11,567
Mar-94        11,181        11,166      10,715          11,161         11,161          11,567
Jun-94        11,043        11,022      10,576          11,016         11,016          11,567
Sep-94        11,097        11,070      10,621          11,063         11,063          11,393
Dec-94        11,070        11,036      10,589          11,030         11,030          11,383
Mar-95        11,567        11,524      11,057          11,517         11,517          11,857
Jun-95        12,056        12,002      11,515          11,995         11,995          12,411
Sep-95        12,239        12,173      11,680          12,166         12,166          12,605
Dec-95        12,597        12,520      12,022          12,523         12,523          13,026
Mar-96        12,531        12,445      11,933          12,430         12,430          12,919
Jun-96        12,607        12,511      11,991          12,491         12,491          13,006
Sep-96        12,831        12,723      12,190          12,698         12,698          13,229
Dec-96        13,153        13,033      12,482          12,981         12,981          13,535
Mar-97        13,150        13,021      12,464          12,938         12,938          13,531
Jun-97        13,517        13,375      12,797          13,260         13,260          13,910
Sep-97        13,867        13,711      13,112          13,561         13,561          14,266
Dec-97        14,170        14,000      13,383          13,816         13,816          14,581
Mar-98        14,381        14,197      13,567          13,979         13,979          14,800
Jun-98        14,657        14,460      13,811          14,204         14,204          15,075
Sep-98        15,230        15,014      14,334          14,714         14,714          15,779
Dec-98        15,250        15,021      14,336          14,688         14,688          15,819
Mar-99        15,276        15,035      14,343          14,667         14,667          15,776
Jun-99        15,195        14,945      14,251          14,546         14,546          15,746
Sep-99        15,344        15,081      14,375          14,132         14,644          15,907
Dec-99        15,376        15,100      14,402          14,118         14,744          16,069
Mar-00        15,626        15,334      14,604          14,304         14,939          16,331

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year  3 Year    5 Year    From Inception
  Institutional Class                2.28%    5.91%    6.19%         5.77%
  Service Class                      1.99%    5.60%    5.88%         5.53%
  Investor A Class (Load Adjusted)  (2.23)%   4.00%    4.86%         4.88%
  Investor A Class (NAV)             1.82%    5.42%    5.72%         5.42%
  Investor B Class (Load Adjusted)  (3.44)%   3.56%    4.85%         5.08%
  Investor B Class (NAV)             1.06%    4.64%    5.18%         5.08%
  Investor C Class (Load Adjusted)   0.06%    4.64%    5.18%         5.08%
  Investor C Class (NAV)             1.06%    4.64%    5.18%         5.08%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $684.9 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY DURING THE SEMI-ANNUAL PERIOD IN RESPONSE TO THE THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. FOR THE PERIOD, THE YIELD OF THE 5-YEAR TREASURY ROSE 0.56% FROM 5.76% ON SEPTEMBER 30, 1999 TO 6.32% ON MARCH 31, 2000.
     o THE MANAGER SIGNIFICANTLY INCREASED THE PORTFOLIO'S MORTGAGE PASS-THROUGH EXPOSURE DURING THE PERIOD, IN ORDER TO CAPITALIZE ON THE RELATIVE VALUE IN THE MORTGAGE SECTOR. THE MANAGER ALSO ADDED MORE COLLATERALIZED MORTGAGE OBLIGATIONS
(CMOS) TO THE PORTFOLIO.
     o A LARGE PORTION OF THE PORTFOLIO REMAINS INVESTED IN CORPORATE SECURITIES, DESPITE A MODEST REDUCTION IN THE ALLOCATION DURING THE PERIOD. THE ECONOMIC FUNDAMENTALS REMAIN POSITIVE FOR CORPORATE BONDS, BUT THE INCREASING LEVERAGE UTILIZED BY CORPORATIONS HAS SPARKED SOME CREDIT QUALITY CONCERNS WITHIN THE SECTOR. THE MANAGER REMAINS FOCUSED ON HIGH CREDIT QUALITY ISSUES WITH AMPLE LIQUIDITY.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX FROM
                 INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL     SERVICE       INVESTOR A       INVESTOR B     INVESTOR C     BLACKROCK      LEHMAN BROTHERS INTERMEDIATE
          CLASS            CLASS          CLASS            CLASS          CLASS          CLASS         GOVERNMENT/CORPORATE INDEX
9/17/93    $10,000         $10,000        $ 9,600         $10,000       $10,000          $10,000                $10,000
Dec-93       9,954           9,945          9,610           9,945         9,945            9,954                 10,037
Mar-94       9,675           9,660          9,547           9,660         9,660            9,675                  9,833
Jun-94       9,592           9,572          9,274           9,572         9,572            9,592                  9,774
Sep-94       9,655           9,628          9,188           9,626         9,626            9,655                  9,854
Dec-94       9,644           9,611          9,241           9,610         9,610            9,644                  9,843
Mar-95      10,044          10,003          9,225          10,002        10,002           10,044                 10,274
Jun-95      10,498          10,447          9,601          10,441        10,441           10,498                 10,788
Sep-95      10,696          10,636         10,023          10,620        10,620           10,696                 10,965
Dec-95      11,051          10,983         10,194          10,965        10,965           11,051                 11,349
Mar-96      10,966          10,890         10,526          10,878        10,878           10,966                 11,255
Jun-96      11,046          10,962         10,442          10,945        10,945           11,046                 11,325
Sep-96      11,241          11,147         10,506          11,125        11,125           11,241                 11,526
Dec-96      11,527          11,422         10,679          11,394        11,394           11,527                 11,809
Mar-97      11,522          11,408         10,938          11,375        11,375           11,522                 11,247
Jun-97      11,863          11,737         10,920          11,712        11,712           11,863                 11,579
Sep-97      12,184          12,047         11,243          12,016        12,016           12,184                 11,891
Dec-97      12,403          12,255         11,534          12,217        12,217           12,403                 12,145
Mar-98      12,601          12,440         11,728          12,391        12,391           12,601                 12,334
Jun-98      12,825          12,652         11,923          12,573        12,573           12,825                 12,566
Sep-98      13,257          13,070         12,310          12,958        12,958           13,262                 13,130
Dec-98      13,282          13,084         12,319          12,942        12,942           13,293                 13,168
Mar-99      13,354          13,146         12,372          12,973        12,973           13,370                 13,143
Jun-99      13,298          13,090         12,305          12,880        12,880           13,319                 13,092
Sep-99      13,403          13,214         12,418          12,471        12,991           13,428                 13,212
Dec-99      13,414          13,214         12,413          12,442        12,961           13,581                 13,219
Mar-00      13,642          13,429         12,596          12,617        13,142           13,818                 13,417


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year     3 Year    5 Year  From Inception
  BlackRock Class                     2.30%     5.89%     6.37%       4.91%
  Institutional Class                 2.15%     5.79%     6.31%       4.87%
  Service Class                       1.85%     5.48%     6.00%       4.56%
  Investor A Class (Load Adjusted)   (2.51)%    3.84%     4.96%       3.77%
  Investor A Class (NAV)              1.56%     5.26%     5.82%       4.42%
  Investor B Class (Load Adjusted)   (3.59)%    3.68%     5.18%       4.19%
  Investor B Class (NAV)              0.91%     4.75%     5.51%       4.19%
  Investor C Class (Load Adjusted)   (0.09)%    4.75%     5.51%       4.19%
  Investor C Class (NAV)              0.91%     4.75%     5.51%       4.19%%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; INVESTOR A SHARES, 5/20/94; INVESTOR B SHARES, 2/5/98; BLACKROCK SHARES, 5/1/98 AND INVESTOR C SHARES, 10/16/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                               CORE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $1.2 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE CURVE CONTINUE TO BE PRESSURED BY THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OF FUTURE FED ACTION, WHILE LONG-TERM YIELDS DECREASED IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.14% FROM 5.88% ON SEPTEMBER 30, 1999 TO 6.02% ON MARCH 31, 2000.
     o THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX IN THE MORTGAGES, ASSET-BACKED, AND COMMERCIAL MORTGAGE BACKED SECURITY (CMBS) SECTORS, AS THE MANAGER BELIEVED THESE SECTORS TO OFFER ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES RELATIVE TO TREASURIES. THE PORTFOLIO'S TREASURY ALLOCATION WAS DECREASED ON STRENGTH AND ROTATED INTO MORTGAGES.
     o IN THE MORTGAGE SECTOR WE FAVOR SEASONED PASS-THROUGHS AND 15-YEAR SECURITIES, WHICH APPEAR TO OFFER AN ATTRACTIVE TOTAL RETURN OPPORTUNITY. WE CONTINUE TO OVERWEIGHT CMBS GIVEN OUR OUTLOOK FOR CONTINUED STRONG PERFORMANCE IN THIS SECTOR. WE RECENTLY REDUCED OUR EXPOSURE IN ASSET-BACKS IN FAVOR OF MORTGAGES. WITHIN THE SECTOR WE FAVOR 5-YEAR FIXED RATE CREDIT CARDS.
     o THE PORTFOLIO'S CORPORATE BOND EXPOSURE WAS MODERATELY DECREASED DURING THE PERIOD. WE REMAIN CAUTIOUS IN THE CORPORATE SECTOR DUE TO STOCK MARKET VOLATILITY AND THE POTENTIAL FOR INCREASED CORPORATE ISSUANCE. WITHIN THE SECTOR WE HAVE FOCUSED ON HIGH QUALITY CREDITS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            COREBOND PORTFOLIO AND THE LEHMANBROTHERS AGGREGATE INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      INSTITUTIONAL CLASS SERVICE CLASS   INVESTOR A CLASS INVESTOR B CLASS INVESTOR C CLASS  BLACKROCK CLASS LEHMAN AGGREGATE INDEX
12/9/92         $10,000       $10,000           $ 9,600          $10,000          $10,000          $10,000          $10,000
Dec-92           10,033        10,033             9,631           10,033           10,033           10,033           10,192
Mar-93           10,416        10,416             9,999           10,416           10,416           10,416           10,487
Jun-93           10,688        10,688            10,261           10,688           10,688           10,688           10,751
Sep-93           11,021        11,021            10,581           11,021           11,021           11,021           11,010
Dec-93           11,005        11,005            10,565           11,005           11,005           11,005           11,123
Mar-94           10,715        10,715            10,286           10,715           10,715           10,715           10,574
Jun-94           10,612        10,612            10,188           10,612           10,612           10,612           10,760
Sep-94           10,695        10,695            10,267           10,695           10,695           10,695           10,605
Dec-94           10,749        10,749            10,319           10,749           10,749           10,749           10,866
Mar-95           11,269        11,269            10,818           11,269           11,269           11,269           11,349
Jun-95           11,931        11,931            11,453           11,931           11,931           11,931           11,848
Sep-95           12,166        12,166            11,680           12,166           12,166           12,166           12,265
Dec-95           12,703        12,703            12,195           12,703           12,703           12,703           12,707
Mar-96           12,405        12,399            11,900           12,396           12,396           12,405           12,329
Jun-96           12,473        12,466            11,957           12,432           12,432           12,473           12,503
Sep-96           12,722        12,706            12,182           12,642           12,642           12,722           12,980
Dec-96           13,157        13,134            12,584           13,035           13,035           13,157           13,120
Mar-97           13,121        13,088            12,534           12,940           12,940           13,121           13,007
Jun-97           13,563        13,523            13,026           13,604           13,604           13,564           13,484
Sep-97           14,002        13,950            13,432           14,003           14,003           14,009           13,932
Dec-97           14,348        14,283            13,748           14,305           14,305           14,360           14,342
Mar-98           14,580        14,503            13,954           14,493           14,493           14,599           14,562
Jun-98           14,926        14,836            14,268           14,791           14,791           14,950           14,903
Sep-98           15,483        15,377            14,783           15,297           15,297           15,514           15,534
Dec-98           15,520        15,403            14,801           15,287           15,287           15,557           15,586
Mar-99           15,498        15,371            14,762           15,219           15,219           15,542           15,507
Jun-99           15,346        15,220            14,600           15,024           15,020           15,353           15,236
Sep-99           15,457        15,319            14,687           14,633           15,081           15,469           15,339
Dec-99           15,423        15,275            14,637           14,557           15,003           15,443           15,298
Mar-00           15,808        15,646            14,986           14,878           15,333           15,837           15,636


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year   3 Year    5 Year   From Inception
  BlackRock Class                    2.17%     6.56%    7.10%        6.53%
  Institutional Class                2.01%     6.40%    7.01%        6.47%
  Service Class                      1.71%     6.09%    6.75%        6.29%
  Investor A Class (Load Adjusted)  (2.51)%    4.47%    5.73%        5.60%
  Investor A Class (NAV)             1.53%     5.90%    6.60%        6.19%
  Investor B Class (Load Adjusted)  (3.72)%    4.04%    5.63%        5.75%
  Investor B Class (NAV)             0.78%     5.10%    5.95%        5.75%
  Investor C Class (Load Adjusted)  (0.22)%    5.12%    5.95%        5.75%
  Investor C Class (NAV)             0.78%     5.12%    5.95%        5.75%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/12/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $34.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE CURVE CONTINUE TO BE PRESSURED BY THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OF FUTURE FED ACTION, WHILE LONG-TERM YIELDS DECREASED IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.14% FROM 5.88% ON SEPTEMBER 30, 1999 TO 6.02% ON MARCH 31, 2000.
     o OVER THE SEMI-ANNUAL PERIOD, THE PORTFOLIO'S EXPOSURE TO TREASURIES INCREASED DRAMATICALLY. THIS INCREASE REFLECTS THE MANAGER'S POSITIVE OUTLOOK FOR TREASURY SECURITIES BASED ON THE U.S. TREASURY'S COMMITMENT TO BUY BACK SOME OF ITS OUTSTANDING SECURITIES.
     o ALTHOUGH THE PORTFOLIO'S MORTGAGE WEIGHTING DECREASED OVER THE PAST SIX MONTHS, THE MANAGER SELECTIVELY ADDED POSITIONS IN THE MORTGAGE SECTOR AT THE END OF THE PERIOD TO TAKE ADVANTAGE OF THE SECTOR'S RELATIVE VALUE VERSUS TREASURY SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                 LEHMAN BROTHERS MORTGAGE INDEX/ MERRILL LYNCH
            INVESTOR A CLASS INVESTOR B CLASS   INVESTOR C CLASS            10 YEAR TREASURY INDEX
10/3/94         $ 9,550         $10,000            $10,000                          $10,000
Dec-94            9,541           9,975              9,975                           10,037
Mar-95           10,024          10,462             10,462                           10,588
Jun-95           10,718          11,168             11,168                           11,335
Sep-95           10,912          11,350             11,350                           11,537
Dec-95           11,353          11,793             11,793                           12,059
Mar-96           11,132          11,536             11,536                           11,779
Jun-96           11,156          11,540             11,540                           11,887
Sep-96           11,393          11,766             11,766                           12,108
Dec-96           11,740          12,101             12,101                           12,497
Mar-97           11,713          12,052             12,052                           12,368
Jun-97           12,171          12,499             12,499                           12,502
Sep-97           12,588          12,904             12,904                           12,906
Dec-97           12,975          13,277             13,277                           13,212
Mar-98           13,182          13,464             13,464                           13,410
Jun-98           13,510          13,774             13,774                           13,641
Sep-98           13,988          14,235             14,235                           14,002
Dec-98           14,012          14,233             14,233                           13,281
Mar-99           13,894          14,086             14,086                           13,132
Jun-99           13,693          13,855             13,855                           12,889
Sep-99           13,793          13,651             13,930                           12,973
Dec-99           13,696          13,260             13,807                           12,842
Mar-00           13,992          13,251             14,079                           13,188




                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year  3 Year  5 Year  From Inception
  Investor A Class (Load Adjusted)   (3.87)%  4.48%  5.92%       6.30%
  Investor A Class (NAV)              0.70%   6.10%  6.91%       7.19%
  Investor B Class (Load Adjusted)   (4.56)%  4.25%  5.80%       6.29%
  Investor B Class (NAV)             (0.05)%  5.31%  6.12%       6.43%
  Investor C Class (Load Adjusted)   (1.08)%  5.31%  6.11%       6.41%
  Investor C Class (NAV)             (0.05)%  5.31%  6.11%       6.41%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3/94; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $103.0 MILLION
PERFORMANCE BENCHMARK:
     LEHMAN GNMA INDEX
INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE CURVE CONTINUE TO BE PRESSURED BY THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OF FUTURE FED ACTION, WHILE LONG-TERM YIELDS DECREASED IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.14% FROM 5.88% ON SEPTEMBER 30, 1999 TO 6.02% ON MARCH 31, 2000.
     o OVER THE SEMI-ANNUAL PERIOD, GNMAS PERFORMED WELL AS A TREASURY SUBSTITUTE SINCE IT IS THE ONLY OTHER ASSET CLASS BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. RECENTLY A BILL WAS INTRODUCED SEEKING TO END THE QUASI-GOVERNMENTAL STATUS OF FNMA AND FHLMC WHICH CAUSED THEIR SPREADS TO WIDEN AND GNMA SPREADS TO TIGHTEN ON A FLIGHT TO SAFETY BID.
     o THE MANAGER FAVORS DISCOUNT MORTGAGES PARTICULARY IN THE 15- AND 30-YEAR SECTOR. THE MANAGER ALSO FAVORS PASS-THROUGHS AS THEIR SPREADS HAVE CONTINUED TO WIDEN RELATIVE TO TREASURIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA INCOME PORTFOLIO AND THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                  PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        INSTITUTIONAL  SERVICE  INVESTOR A  INVESTOR B  INVESTOR C  LEHMAN GNMA
            CLASS        CLASS     CLASS       CLASS       CLASS        INDEX
9/1/86      $10,000     $10,000   $9,550      $10,000    $10,000      $10,000
Dec-86       10,296      10,289    9,822       10,265     10,265       10,357
Mar-87       10,411      10,396    9,919       10,348     10,348       10,588
Jun-87       10,251      10,228    9,756       10,158     10,158       10,450
Sep-87       10,265      10,234    9,757       10,141     10,141       10,191
Dec-87       10,407      10,368    9,880       10,250     10,250       10,801
Mar-88       10,684      10,636   10,132       10,491     10,491       11,256
Jun-88       10,883      10,826   10,308       10,654     10,654       11,461
Sep-88       11,009      10,943   10,415       10,744     10,744       11,719
Dec-88       11,149      11,074   10,536       10,848     10,848       11,754
Mar-89       11,192      11,109   10,564       10,857     10,857       11,888
Jun-89       11,633      11,537   10,967       11,250     11,250       12,865
Sep-89       11,673      11,569   10,992       11,255     11,255       13,052
Dec-89       12,063      11,947   11,347       11,596     11,596       13,597
Mar-90       12,170      12,044   11,434       11,664     11,664       13,593
Jun-90       12,350      12,213   11,590       11,800     11,800       14,109
Sep-90       12,473      12,325   11,691       11,881     11,881       14,285
Dec-90       13,090      12,925   12,255       12,431     12,431       15,036
Mar-91       13,442      13,262   12,570       12,727     12,727       15,498
Jun-91       13,652      13,460   12,751       12,887     12,887       15,801
Sep-91       14,417      14,204   13,451       13,569     13,569       16,659
Dec-91       15,188      14,952   14,153       14,251     14,251       17,448
Mar-92       14,951      14,708   13,916       13,986     13,986       17,314
Jun-92       15,594      15,329   14,498       14,544     14,544       17,998
Sep-92       16,125      15,839   14,974       14,994     14,994       18,562
Dec-92       16,208      15,908   15,033       15,024     15,024       18,741
Mar-93       16,824      16,501   15,586       15,549     15,549       19,275
Jun-93       17,214      16,871   15,929       15,861     15,861       19,636
Sep-93       17,430      17,070   16,111       16,042     16,012       19,785
Dec-93       17,481      17,108   16,140       16,071     16,010       19,974
Mar-94       16,843      16,470   15,531       15,465     15,378       19,491
Jun-94       16,658      16,278   15,343       15,278     15,163       19,384
Sep-94       16,743      16,348   15,403       15,337     15,193       19,544
Dec-94       16,863      16,453   15,495       15,429     15,256       19,674
Mar-95       17,811      17,365   16,348       16,278     16,065       20,712
Jun-95       18,849      18,364   17,281       17,207     16,950       21,807
Sep-95       19,228      18,718   17,608       17,533     17,239       22,294
Dec-95       19,853      19,313   18,159       18,081     17,745       23,029
Mar-96       19,692      19,142   17,990       17,913     17,548       22,957
Jun-96       19,829      19,261   18,094       18,017     17,617       23,120
Sep-96       20,211      19,617   18,420       18,341     17,901       23,606
Dec-96       20,790      20,164   18,927       18,846     18,359       24,303
Mar-97       20,814      20,172   18,927       18,846     18,324       24,335
Jun-97       21,606      20,924   19,625       19,541     18,964       25,284
Sep-97       22,280      21,561   20,214       20,127     19,497       26,029
Dec-97       22,672      21,924   20,545       20,457     19,779       26,620
Mar-98       22,888      22,116   20,716       20,627     19,907       27,051
Jun-98       23,384      22,574   21,136       21,046     20,277       27,509
Sep-98       23,922      23,077   21,599       21,507     20,682       28,212
Dec-98       24,192      23,322   21,817       21,683     20,852       28,463
Mar-99       24,379      23,485   21,959       21,783     20,948       28,747
Jun-99       24,600      23,680   22,133       21,914     21,074       29,009
Sep-99       24,320      23,393   21,856       20,734     20,770       28,887
Dec-99       24,259      23,318   21,775       20,620     20,656       29,011
Mar-00       24,781      23,801   22,217       21,000     21,036       29,577


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                      1 Year   3 Year  5 Year  From Inception
  Institutional Class                  1.65%    6.48%   7.12%       7.57%
  Service Class                        1.34%    6.16%   6.80%       7.25%
  Investor A Class (Load Adjusted)    (2.91)%   4.53%   5.74%       6.62%
  Investor A Class (NAV)               1.17%    5.98%   6.62%       7.07%
  Investor B Class (Load Adjusted)    (4.08)%   4.13%   5.51%       6.27%
  Investor B Class (NAV)               0.42%    5.20%   5.83%       6.27%
  Investor C Class (Load Adjusted)    (0.58)%   5.20%   5.83%       6.27%
  Investor C Class (NAV)               0.42%    5.20%   5.83%       6.27%


IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE GNMA PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE GNMA FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE GNMA FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o TREASURY YIELDS ON THE SHORT END OF THE CURVE CONTINUE TO BE PRESSURED BY THREE QUARTER-POINT INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OF FUTURE FED ACTION, WHILE LONG-TERM YIELDS DECREASED IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES. THE FEDERAL RESERVE REMAINS BIASED TOWARD TIGHTER MONETARY POLICY DUE TO CONCERNS ABOUT ROBUST DEMAND AND HIGHER INFLATION IN THE ECONOMY. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.14% FROM 5.88% ON SEPTEMBER 30, 1999 TO 6.02% ON MARCH 31, 2000.
     o DUE TO THE PORTFOLIO'S INCOME BIAS, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS, WHICH CURRENTLY OFFER ATTRACTIVE YIELDS ON A RELATIVE VALUE BASIS AS COMPARED TO OTHER SPREAD SECTORS. THE PORTFOLIO'S TREASURY ALLOCATION WAS DECREASED ON STRENGTH AND ROTATED INTO MORTGAGES.
     o IN THE MORTGAGE SECTOR WE FAVOR SEASONED PASS-THROUGHS AND 15-YEAR SECURITIES, WHICH APPEAR TO OFFER AN ATTRACTIVE TOTAL RETURN OPPORTUNITY. WE CONTINUE TO OVERWEIGHT CMBS GIVEN OUR OUTLOOK FOR CONTINUED STRONG PERFORMANCE IN THIS SECTOR. THE PORTFOLIO'S ASSET BACKED SECURITY EXPOSURE WAS REDUCED ON STRENGTH IN THE CREDIT CARD AND AUTO SECTORS IN FAVOR OF MORTGAGES. WITHIN THE SECTOR WE FAVOR 5-YEAR FIXED RATE CREDIT CARDS.
     o THE PORTFOLIO'S CORPORATE BOND EXPOSURE WAS MODERATELY DECREASED DURING THE PERIOD. WE REMAIN CAUTIOUS IN THE CORPORATE SECTOR DUE TO STOCK MARKET VOLATILITY AND THE POTENTIAL FOR INCREASED CORPORATE ISSUANCE. WITHIN THE SECTOR WE HAVE FOCUSED ON HIGH QUALITY CREDITS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                                       LEHMAN
                                                                      BROTHERS
         INSTITUTIONAL  SERVICE  INVESTOR A  INVESTOR B  INVESTOR C   AGGREGATE
              CLASS      CLASS     CLASS        CLASS      CLASS        INDEX
11/1/89     $10,000     $10,000     $9,550     $10,000    $10,000      $10,000
Dec-89       10,105      10,105      9,650      10,000     10,000       10,027
Mar-90       10,004      10,004      9,554       9,900      9,900        9,946
Jun-90       10,306      10,306      9,843      10,199     10,199       10,309
Sep-90       10,380      10,380      9,913      10,272     10,272       10,397
Dec-90       10,943      10,943     10,451      10,830     10,830       10,923
Mar-91       11,161      11,161     10,659      11,045     11,045       11,227
Jun-91       11,259      11,259     10,752      11,142     11,142       11,411
Sep-91       11,910      11,910     11,374      11,786     11,786       12,059
Dec-91       12,580      12,580     12,014      12,449     12,449       12,671
Mar-92       12,290      12,290     11,737      12,162     12,162       12,509
Jun-92       12,749      12,749     12,175      12,617     12,617       13,014
Sep-92       13,316      13,316     12,717      13,177     13,177       13,574
Dec-92       13,323      13,323     12,724      13,185     13,185       13,609
Mar-93       14,022      14,022     13,391      13,876     13,876       14,172
Jun-93       14,457      14,457     13,806      14,306     14,306       14,549
Sep-93       14,935      14,940     14,263      14,780     14,780       14,928
Dec-93       14,881      14,862     14,186      14,701     14,701       14,936
Mar-94       14,370      14,343     13,690      14,186     14,186       14,507
Jun-94       14,110      14,079     13,422      13,909     13,909       14,357
Sep-94       14,145      14,104     13,440      13,927     13,927       14,445
Dec-94       14,215      14,166     13,492      13,981     13,981       14,500
Mar-95       14,894      14,835     14,122      14,634     14,634       15,231
Jun-95       15,744      15,671     14,909      15,449     15,449       16,159
Sep-95       16,022      15,935     15,153      15,702     15,702       16,477
Dec-95       16,701      16,602     15,778      16,350     16,350       17,179
Mar-96       16,369      16,260     15,443      16,003     16,003       16,872
Jun-96       16,437      16,315     15,490      16,051     16,051       16,969
Sep-96       16,716      16,580     15,734      16,304     16,304       17,281
Dec-96       17,277      17,123     16,243      16,831     16,831       17,800
Mar-97       17,227      17,060     16,177      16,762     16,762       17,701
Jun-97       17,848      17,663     16,740      17,346     17,346       18,351
Sep-97       18,432      18,228     17,267      17,892     17,892       18,960
Dec-97       18,913      18,689     17,697      18,338     18,338       19,517
Mar-98       19,189      18,949     17,936      18,585     18,585       19,818
Jun-98       19,692      19,432     18,384      19,050     19,050       20,282
Sep-98       20,137      19,856     18,778      19,457     19,457       21,140
Dec-98       20,292      19,993     18,900      19,582     19,582       21,212
Mar-99       20,304      19,989     18,888      19,570     19,570       21,103
Jun-99       20,097      19,769     18,673      19,312     19,312       20,918
Sep-99       20,252      19,907     18,796      18,723     18,723       21,060
Dec-99       20,169      19,810     18,697      18,590     18,590       21,003
Mar-00       20,604      20,212     19,039      18,932     18,893       21,467

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                  1 Year  3 Year 5 Year  10 Year From Inception
  Institutional Class               1.46%  6.14%  6.70%   7.49%      7.19%
  Service Class                     1.16%  5.82%  6.39%   7.29%      6.99%
  Investor A Class (Load Adjusted) (3.53)% 4.05%  5.22%   6.67%      6.39%
  Investor A Class (NAV)            0.99%  5.65%  6.19%   7.16%      6.86%
  Investor B Class (Load Adjusted) (4.27)% 3.90%  5.47%   6.95%      6.67%
  Investor B Class (NAV)            0.23%  4.97%  5.79%   6.95%      6.67%
  Investor C Class (Load Adjusted) (0.96)% 4.90%  5.75%   6.93%      6.65%
  Investor C Class (NAV)            0.04%  4.90%  5.75%   6.93%      6.65%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 7/15/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADE INDEX TO THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $80.4 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o U.S. TREASURIES LED A RALLY ACROSS MOST INTERNATIONAL BOND MARKETS AS LACK OF SUPPLY AND BUY BACKS DUE TO GOVERNMENT SURPLUSES AND IMPROVED DEFICITS DROVE YIELDS LOWER. BOND INVESTORS ALSO TOOK HEART IN FAIRLY LOW CORE INFLATION NUMBERS AND THE BELIEF THAT THE WORLD'S CENTRAL BANKS WOULD KEEP INFLATION IN CHECK OVER LONGER PERIODS. DUE TO THEIR TENDENCY TO TRADE IN LINE WITH THE U.S. MARKET, THE DOLLAR BLOC MARKETS SHOWED THE BEST RETURNS FOLLOWED BY NON-EMU EUROPEAN COUNTRIES SUCH AS THE U.K. AND SWEDEN, WHERE SUPPLY WAS ALSO LIGHT. JAPAN WAS THE MAJOR EXCEPTION AS LARGE BUDGET DEFICITS AND BETTER ECONOMIC GROWTH SPARKED A RETRENCHMENT IN JGB (JAPANESE GOVERNMENT BOND) YIELDS.
     o THE PORTFOLIO REMAINED GENERALLY CURRENCY HEDGED DURING THE PERIOD, WHICH RESULTED IN MIXED RETURNS. IN CURRENCY MARKETS, THE EURO CONTINUED TO DEPRECIATE AFTER STRENGTHENING SOMEWHAT DURING THE FIRST PART OF JANUARY. THE EURO CLOSED THE QUARTER AT BELOW .96 VS. THE U.S. DOLLAR AND NEAR 98 VERSUS THE JAPANESE YEN, BOTH NEAR ALL-TIME LOWS. INTERNATIONAL INVESTORS REMAIN SKEPTICAL ON THE RELATIVE MERITS OF THE EURO GIVEN THE SUPERIOR ECONOMIC PERFORMANCE OF THE DOLLAR BLOC AND THE COMBINATION OF LARGE CURRENT ACCOUNT SURPLUS AND IMPROVED GROWTH PROSPECTS IN JAPAN. THE DOLLAR/YEN EXCHANGE RATE ENDED THE QUARTER NEAR WHERE IT BEGAN AT 102.5 PER DOLLAR AFTER A JANUARY YEN SELL-OFF GAVE WAY TO A JAPANESE YEAR-END RALLY IN MARCH.
     o OVER THE PERIOD THE PORTFOLIO WAS REWARDED FOR ITS OVERWEIGHT POSITION TO CONTINENTAL EUROPE AND THE UNITED KINGDOM, WHICH PERFORMED WELL DUE TO LACK OF INFLATIONARY PRESSURE. THE PORTFOLIO'S PERFORMANCE WAS HURT FROM ITS SIGNIFICANT UNDERWEIGHT POSITION VERSUS THE INDEX IN JAPANESE BONDS, WHICH EXPERIENCED A SUBSTANTIAL RALLY IN MARCH WHEN KEY ECONOMIC NUMBERS WERE RELEASED INDICATING A STRONGER THAN ANTICIPATED ECONOMY.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                 INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                     SALOMON
                                                                     NON-U.S.
                                                                      HEDGED
                                                                       WORLD
       INSTITUTIONAL  SERVICE   INVESTOR A  INVESTOR B  INVESTOR C  GOVERNMENT
            CLASS      CLASS       CLASS      CLASS       CLASS     BOND INDEX
7/1/91     $10,000    $10,000     $ 9,500    $10,000     $10,000     $10,000
Sep-91      10,360     10,360       9,894     10,360      10,360      10,482
Dec-91      10,600     10,600      10,123     10,600      10,600      10,909
Mar-92      10,470     10,470       9,999     10,470      10,470      10,846
Jun-92      11,008     11,008      10,513     11,008      11,008      11,157
Sep-92      11,298     11,298      10,789     11,298      11,298      11,581
Dec-92      11,254     11,254      10,747     11,254      11,254      11,766
Mar-93      11,717     11,717      11,190     11,717      11,717      12,169
Jun-93      12,116     12,116      11,571     12,116      12,116      12,483
Sep-93      12,689     12,689      12,118     12,689      12,689      12,932
Dec-93      12,977     12,977      12,393     12,977      12,977      13,225
Mar-94      12,715     12,715      12,143     12,715      12,715      12,803
Jun-94      12,453     12,453      11,892     12,453      12,453      12,561
Sep-94      12,369     12,369      11,812     12,369      12,369      12,580
Dec-94      12,496     12,496      11,933     12,496      12,496      12,732
Mar-95      13,545     13,545      12,936     13,545      13,545      13,323
Jun-95      14,054     14,054      13,421     14,054      14,054      14,016
Sep-95      14,302     14,302      13,658     14,302      14,302      14,427
Dec-95      14,998     14,998      14,323     14,998      14,998      15,032
Mar-96      15,051     15,051      14,374     15,051      15,051      15,011
Jun-96      15,395     15,394      14,697     15,370      15,370      15,291
Sep-96      16,002     15,989      15,259     15,928      15,928      15,797
Dec-96      16,590     16,558      15,793     16,442      16,442      16,340
Mar-97      16,762     16,717      15,938     16,562      16,562      16,458
Jun-97      17,335     17,276      16,378     17,078      17,078      16,988
Sep-97      17,859     17,783      16,853     17,539      17,539      17,565
Dec-97      18,294     18,203      17,244     17,911      17,911      18,069
Mar-98      18,777     18,671      17,679     18,328      18,328      18,527
Jun-98      19,112     18,988      17,972     18,597      18,597      18,955
Sep-98      20,092     19,947      18,872     19,529      19,492      19,942
Dec-98      20,395     20,232      19,135     19,800      19,726      20,052
Mar-99      20,697     20,518      19,397     20,071      19,958      20,395
Jun-99      20,519     20,327      19,209     19,838      19,729      20,266
Sep-99      20,474     20,266      19,143     19,141      19,624      20,167
Dec-99      20,492     20,284      19,140     19,099      19,581      20,403
Mar-00      20,923     20,692      19,517     19,443      19,934      20,846


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 Year     3 Year     5 Year  From Inception
  Institutional Class               1.08%      7.67%      9.09%        8.79%
  Service Class                     0.78%      7.35%      8.83%        8.65%
  Investor A Class (Load Adjusted) (4.42)%     5.35%      7.57%        7.93%
  Investor A Class (NAV)            0.61%      7.16%      8.68%        8.56%
  Investor B Class (Load Adjusted) (4.62)%     5.32%      7.74%        8.20%
  Investor B Class (NAV)           (0.15)%     6.37%      8.04%        8.20%
  Investor C Class (Load Adjusted) (1.10)%     6.37%      8.04%        8.20%
  Investor C Class (NAV)           (0.15)%     6.37%      8.04%        8.20%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR B SHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                            HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $100.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE SECURITIES (RATED C OR HIGHER OR DEEMED TO BE OF COMPARABLE QUALITY) WHICH HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o DURING THE PERIOD HIGH YIELD SPREADS HAVE WIDENED AS COMPARED TO TREASURIES. THE COMBINATION OF CASH EXITING HIGH YIELD MUTUAL FUNDS, INTEREST RATE CONCERNS AND THE RISING VOLATILITY IN THE U.S. EQUITY MARKETS, CAUSED HIGH YIELD PERFORMANCE TO SUFFER. INVESTORS, IN RESPONSE TO THE LESS THAN IDEAL ENVIRONMENT, CONTINUED THEIR AVERSION TO RISK, FAVORING HIGHER QUALITY ISSUES. THE BB SEGMENT OUTPERFORMED SINGLE B AND TRIPLE CCC TIERS. IN ADDITION, IN THE FIRST QUARTER OF 2000 MOODY'S DEFAULT RATE WAS 5.64% VERSUS 3.97% FOR THE SAME PERIOD IN 1999.
     o IN RESPONSE TO THE MARKETS NARROWED FOCUS, THE PORTFOLIO FAVORED THE ENERGY, INFORMATION TECHNOLOGY AND UTILITY SECTORS. THE OUTPERFORMANCE IN THE ENERGY SECTOR WAS DRIVEN BY HIGHER COMMODITY PRICES, WHILE INFORMATION AND TECHNOLOGY BENEFITED FROM STRONG DEMAND FOR MICROPROCESSORS. THE UTILITY SECTOR WAS REWARDED AS A RESULT OF HIGH CREDIT QUALITY AND STABILITY IN THE SECTOR.
     o THE PORTFOLIO UNDERWEIGHTED THE SERVICE, HEALTHCARE, AND FOOD/TOBACCO SECTORS RELATIVE TO THE INDEX. THE POOR PERFORMANCE IN THE SERVICE SECTOR WAS A RESULT OF SPECIFIC ACCOUNTING AND FINANCIAL REPORTING PROBLEMS, WHILE THE HEALTHCARE AND FOOD/TOBACCO SECTORS CONTINUE TO REMAIN UNDER PRESSURE AS BUSINESS FUNDAMENTALS REMAIN POOR.
     o WE REMAIN CAUTIOUS IN THE HIGH YIELD MARKET DUE TO THE POOR TECHNICALS AND FUNDAMENTALS AND REMAIN FOCUSED ON THE LARGER AND MORE LIQUID ISSUES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            HIGH YIELD BOND PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INSTITUTIONAL    SERVICE    INVESTOR A    INVESTOR B    INVESTOR C    BLACKROCK    LEHMAN HIGH
              CLASS         CLASS        CLASS         CLASS         CLASS        CLASS      YIELD INDEX
11/18/98     $10,000       $10,000     $ 9,500        $10,000       $10,000      $10,000       $10,000
12/31/98      10,128        10,106       9,616         10,113        10,113       10,110        10,160
1/31/99       10,395        10,370       9,866         10,369        10,369       10,378        10,310
2/28/99       10,380        10,351       9,847         10,343        10,343       10,363        10,250
3/31/99       10,466        10,435       9,926         10,418        10,418       10,451        10,347
4/30/99       10,853        10,819      10,289         10,794        10,794       10,840        10,548
5/31/99       10,586        10,551      10,032         10,517        10,517       10,576        10,405
6/30/99       10,622        10,584      10,062         10,542        10,542       10,613        10,383
7/31/99       10,637        10,597      10,072         10,547        10,547       10,630        10,425
8/31/99       10,599        10,557      10,032         10,498        10,498       10,593        10,309
9/30/99       10,592        10,548      10,022         10,010        10,377       10,587        10,235
12/31/99      11,013        10,960      10,397         10,375        10,744       11,011        10,403
3/31/00       10,883        10,822      10,272         10,221        10,595       10,884        10,159

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                                  1 Year          From Inception
  BlackRock Class                                  4.15%               6.40%
  Institutional Class                              3.99%               6.39%
  Service Class                                    3.68%               5.93%
  Investor A Class (Load Adjusted)                (1.65)%              1.99%
  Investor A Class (NAV)                           3.50%               5.90%
  Investor B Class (Load Ajusted)                 (1.77)%              2.18%
  Investor B Class (NAV)                           2.73%               5.07%
  Investor C Class (Load Adjusted)                 1.73%               5.01%
  Investor C Class (NAV)                           2.73%               5.01%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: BLACKROCK SHARES; INSTITUTIONAL SHARES; SERVICE SHARES; INVESTOR A SHARES; INVESTOR B SHARES; AND INVESTOR C SHARES, 11/19/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           LOW DURATION BOND PORTFOLIO


                                                      PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)          VALUE
                                   --------        --------      ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 25.1%
   Small Business Administration
     Participation Certificates, Series 97,
     Class A
     6.35%**                       08/15/22        $  1,238      $  1,227,092
   U.S. Treasury Notes
     5.00%+                        02/28/01          12,050        11,906,951
     5.25%                         05/31/01             875           863,474
     5.50%+                     07/01-08/01          18,100        17,878,745
     5.87%+                        11/30/01          18,115        17,937,833
     6.37%                         01/31/02          32,035        31,957,928
     6.50%+                        02/28/02          15,000        15,001,482
   U.S. Treasury Notes (CPI)
     3.62%                         01/15/08           1,900         1,933,683
     3.87%                         01/15/09           1,000         1,019,365
                                                                 ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $99,835,381)                                               99,726,553
                                                                 ------------
MORTGAGE PASS-THROUGHS -- 19.9%
   Federal Home Loan Mortgage
     Corp.
     6.45%**+                      10/01/00           8,290         8,106,039
     7.25%                      07/06-06/08              57            56,277
     7.50%+                        07/01/07           2,034         2,021,720
     8.25%                         06/01/09              63            63,511
     8.75%**                       01/01/13           1,170         1,199,199
     6.91%                         07/01/27           2,483         2,481,278
     5.94%**                       06/01/28           1,933         1,923,859
   Federal Home Loan Mortgage
     Corp. 5 Year Balloon
     7.00%                      05/00-11/00             340           336,698
   Federal Home Loan Mortgage
     Corp. 7 Year Balloon
     8.00%                         01/01/04             299           300,477
   Federal Home Loan Mortgage
     Corp. 30 Year Balloon
     8.25%                         09/01/09             311           314,582
     7.50%                         04/01/22             639           629,509
     6.96%**+                      07/01/27           3,713         3,713,308
   Federal Home Loan Mortgage
     Corp. Gold
     7.00%                         09/01/11           2,822         2,771,507
   Federal National Mortgage Association
     6.29%                         10/04/00           2,000         1,997,120
     6.20%+                        02/26/01           4,565         4,520,251
     6.72%                         02/26/01             521           518,002
     7.50%                      06/03-05/09           5,286         5,246,016
     6.00%+                     11/03-01/04           4,941         4,727,228
     7.00%+                     06/04-03/13           4,928         4,886,110
     6.50%+                     10/05-11/08           5,225         5,078,808
     5.50%+                        07/01/09           2,679         2,465,058
     8.00%+                        08/01/09           2,585         2,586,495
     8.50%                         08/01/14              93            93,256
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                      12/03-02/04           3,513         3,354,820
   Federal National Mortgage Association
     15 Year Balloon
     7.00%+                     12/08-09/14           6,416         6,308,594
   Federal National Mortgage Association
     30 Year Balloon
     7.00%                         07/01/01              30            30,333

                                                      PAR
                                   MATURITY          (000)          VALUE
                                   --------        --------      ------------
   MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     7.25%                         04/15/06        $    371      $    364,110
     8.25%+                     08/08-09/08           3,597         3,648,282
   Government National Mortgage
     Association 15 Year
     7.00%                      09/02-05/12           6,302         6,215,519
     6.00%                         12/15/08           2,051         1,963,901
   Government National Mortgage
     Association 30 Year
     6.50%                      03/24-04/24           1,168         1,111,513
                                                                 ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $80,619,141)                                               79,033,380
                                                                 ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.4%
   Bear Stearns Mortgage Securities, Inc.,
     Series 96-6, Class A2
     7.00%                         11/25/27             130           129,542
   Federal National Mortgage Association,
     Series 93-216, Class B (PO)
     8.46%***                      08/25/23               7             7,270
   Federal National Mortgage Association,
     Series 98-32, Class B
     6.00%                         05/18/13           2,050         1,988,199
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A3
     7.07%                         12/26/25             200           197,186
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     6.28%**                       03/16/26           2,515         2,507,118
   MLCC Mortgage Investors, Inc.,
     Series 99-A, Class A
     6.38%**                       02/15/26           2,578         2,578,842
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         07/25/27             167           166,062
   Residential Accredit Loans, Inc., Series
     99-QS2, Class A3
     6.50%                         02/25/29           1,265         1,200,300
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%                         03/25/28           1,323         1,308,528
   Residential Asset Securitization Trust,
     Series 98-A2, Class A1
     6.75%+                        04/25/28           3,166         3,126,977
                                                                 ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $13,253,690)                                               13,210,024
                                                                 ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 13.4%
   Asset Securitization Corp., Series 97-D5,
     Class A1A
     6.50%                         02/14/41           2,865         2,816,309
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                         05/25/29           2,477         2,399,984
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AII
     6.17%**                       05/25/29           1,978         1,967,467
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                         06/05/02             849           840,871

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)          VALUE
                                   --------        --------      ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Citicorp Mortgage Securities, Inc.,
     Series 94-4, Class A6
     6.00%                         02/25/09        $  2,131      $  2,057,443
   Copelco Capital Funding Corp.,
     Series 99-A, Class A3
     5.66%                         03/15/02           2,850         2,808,016
   Deutsche Mortgage and Asset Receiving
     Corp., Series 98-C1, Class A1
     6.22%                         09/15/07           1,138         1,093,234
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 95-CF2, Class A1A
     6.65%                         12/17/27             805           799,182
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 96-CF2, Class A1A
     6.86%                         11/12/21           1,831         1,803,521
   Housing Securities, Inc., Series 93-G,
     Class G4A
     6.62%                         01/25/09           2,500         2,473,646
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     6.50%**                       01/15/24           2,135         2,104,404
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-C2,
     Class A
     7.47%++                       10/25/26            900           897,370
   Merit Securities Corp., Series 98-11,
     Class 2A2
     6.17%**                       11/28/22           2,965         2,960,972
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A1
     6.49%                         10/25/26           2,648         2,647,912
   Prudential Home Mortgage Securities,
     Inc., Series 94-19, Class A2
     7.05%                         05/25/24           2,813         2,798,476
   Residential Funding Mortgage Securities,
     Series 98-NS1, Class A2
     6.37%                         01/25/09           1,807         1,780,855
   Salomon Brothers Mortgage Securities VII,
     Series 92-5, Class A1
     7.41%**                       11/25/22             229           228,770
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.12%                         11/25/13           3,025         2,812,085
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     6.45%**                       01/25/13           3,166         3,161,683
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                         01/25/28           1,431         1,416,467
   Washington Mutual, Series 00-1, Class A1
     6.28%                         06/25/24           7,200         7,200,000
   Wilshire Funding Corp., Series 97,
     Class A1
     7.25%                         08/25/27           1,211         1,193,841
   Wilshire Funding Corp., Series 98-2,
     Class A3
     7.00%                         12/28/37           5,027         4,957,545
                                                                 ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $53,769,887)                                               53,220,053
                                                                 ------------

                                                      PAR
                                   MATURITY          (000)          VALUE
                                   --------        --------      ------------
PROJECT LOANS -- 4.8%
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 97-A, Class A
     7.13%                         01/01/21        $412,303      $ 12,293,157
   Federal Housing Authority, INSD Project,
     Series 82
     7.43%                         09/01/22           1,959         1,943,229
   Reilly 143
     7.43%                         03/01/19           4,389         4,387,395
   Reilly Mortgage Securities, Series 99-1
     7.43%                         02/01/23             262           261,378
                                                                 ------------
TOTAL PROJECT LOANS
  (Cost $19,042,575)                                               18,885,159
                                                                 ------------
ASSET BACKED SECURITIES -- 24.9%
   American Business Financial Services,
     Series 98-A, Class A
     6.10%                         10/15/05           2,840         2,832,537
   Amresco Independence Funding, Inc.,
     Series 99-1, Class A
     6.50%                         06/15/20           2,889         2,888,507
   Amresco Securitized Net Interest Margin
     Trust, Series 96-1, Class A
     8.10%                         04/26/26              90            66,284
   Bank One, Series 00-2, Class 4A
     6.61%                         03/15/30           3,325         3,280,320
   Barnett Auto Trust, Series 97-A,
     Class A3
     6.03%                         11/15/01           1,131         1,137,261
   Captec Franchise Trust, Series 99-1,
     Class A1
     6.50%                         05/25/05           3,645         3,541,707
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04           1,639         1,626,279
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02             136           136,250
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                         08/15/03           1,223         1,218,053
   First Security Auto Owner Trust,
     Series 99-2, Class A3
     6.00%                         10/15/03           4,150         4,112,391
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                         11/15/04           2,131         2,037,031
   Ford Credit Auto Owner Trust,
     Series 99-B, Class A4
     5.80%                         06/15/02             125           123,457
   Franchise Loan Trust, Series 98-1,
     Class A1
     6.24%                         07/15/04           1,983         1,913,955
   Health Care Receivables Securitization
     Program Notes, NPF VI, Series 98-1,
     Class A
     6.22%                         06/01/02           3,300         3,227,812
   Huntington Auto Trust, Series 00-A,
     Class A3
     7.50%                         07/15/04           6,300         6,300,000
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                         10/16/06           4,850         4,849,242
   Missouri Higher Education Loan Authority,
     Series 97, Class P
     6.58%**                       07/25/08           2,892         2,834,101

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)          VALUE
                                   --------        --------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   Morgan Stanley Aircraft Finance,
     Series 00-2, Class A5
     6.58%**                       03/15/25        $  2,520      $  2,520,787
   Navistar Financial Corp Owner Trust,
     Series 99-A, Class A3
     5.95%                         04/15/03           4,950         4,876,523
   Newcourt Equipment Trust Securities,
     Series 98-1, Class A3
     5.24%                         12/20/02           3,531         3,485,437
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                         10/15/02              85            83,859
   Nissan Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.47%                         09/15/03           2,400         2,369,250
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                         01/20/12           2,432         2,350,212
   Pegasus Aviation Lease Securitization,
     Series 00-1, Class A1
     6.72%**                       03/25/15           2,100         2,100,000
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                       04/01/21           3,964         3,964,441
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.85%**                       09/15/23           1,261         1,248,960
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     7.20%**                       09/15/23             671           671,180
   Premier Auto Trust, Series 98-3,
     Class A3
     5.88%                         12/08/01           1,120         1,114,925
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                         09/15/08           3,845         3,768,245
   Ryder Vehicle Lease Trust, Series 99-A,
     Class A3
     6.68%                         04/15/04           2,450         2,450,766
   Sears Credit Account Master Trust,
     Series 99-2, Class A
     6.35%                         02/16/07           4,025         3,947,645
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     6.25%**                       09/15/24           2,750         2,736,174
   The Money Store Auto Grantor Trust,
     Series 97-4, Class A2
     6.35%                         03/20/04             242           240,925
   The Money Store Home Equity Trust,
     Series 98-A, Class MH2
     7.23%                         05/15/24           2,000         1,807,464
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     6.21%**                       01/15/25             339           339,042
     6.40%**                       04/15/28           2,699         2,709,523
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class B
     6.69%**                       01/15/25           1,694         1,684,570

                                                      PAR
                                   MATURITY          (000)          VALUE
                                   --------        --------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Small Business
     Administration Loan Trust,
     Series 96-2, Class A
     6.28%**                       04/15/24        $    100      $     99,524
   Toyota Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.15%                         08/16/04           8,071         7,968,851
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                         02/15/06           4,115         4,068,768
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $99,753,219)                                               98,732,258
                                                                 ------------
CORPORATE BONDS -- 8.5%
FINANCE -- 6.6%
   Diageo Capital PLC
     6.62%                         06/24/04           1,250         1,229,687
   Donaldson, Lufkin and Jenrette, Inc.
     5.87%                         04/01/02           3,050         2,954,687
   Firstar Corp.
     6.50%                         07/15/02           2,760         2,708,068
   Golden State Escrow Corp.
     6.75%                         08/01/01           3,000         2,918,700
   Limestone Electron Trust Bond Corp.,
     Sr. Notes Series 144A
     8.62%                         03/15/03           1,500         1,507,258
   Morgan Stanley, Dean Witter & Co.
     7.12%                         01/15/03           2,230         2,215,666
   Osprey Trust Osprey Investments
     8.31%                         01/15/03           1,900         1,900,000
   Popular North America, Inc.
     6.87%                         06/15/01           2,650         2,623,973
   TransAmerica Finance Corp.
     7.25%                         08/15/02           4,550         4,535,949
   US West Cap Funding, Inc.,
     Series 144A
     6.87%                         08/15/01           3,435         3,413,531
                                                                 ------------
                                                                   26,007,519
                                                                 ------------
INDUSTRIAL -- 0.4%
   Nabisco, Inc.
     6.00%                         02/15/01           1,720         1,689,719
                                                                 ------------
INSURANCE -- 0.4%
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03           1,720         1,661,950
                                                                 ------------
PIPELINES -- 0.6%
   El Paso Energy Corp.
     6.62%                         07/15/01           2,440         2,412,550
                                                                 ------------
UTILITY -- 0.2%
   Avon Energy Partners Holding
     6.73%                         12/11/02             690           677,925
                                                                 ------------
YANKEE -- 0.3%
   Banco Internacional S.A.
     6.03%                         07/16/01             986           980,684
   Nordbanken
     6.64%**                       10/25/01             150           148,320
                                                                 ------------
                                                                    1,129,004
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $33,932,995)                                               33,578,667
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

                                                  PAR/SHARES
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)           VALUE
                                   --------        --------      ------------
TAXABLE MUNICIPAL BONDS -- 0.1%
   Philadelphia Authority Industrial
     Development Tax Claim Collection
     Revenue Bond, Series 97A
     6.49%
  (Cost $534,270)                  06/15/04        $    534      $    491,652
                                                                 ------------
SHORT TERM INVESTMENT -- 0.0%
   Galileo Money Market Fund
   (Cost $126,046)                                      126           126,046
                                                                 ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $400,867,204*)                               100.0%      $397,003,792
                                                                 ============
                                                      PAR
                                                     (000)
                                                   --------
REVERSE REPURCHASE AGREEMENTS -- (28.8%)
   Barclays Capital
     (Agreement  dated 03/20/00 to be
     repurchased at $2,423,547.
     Collateralized by $2,400,000
     U.S. Treasury Notes 5.88% due 11/30/01.
     The value of the collateral is
     $2,417,859.)
     5.90%                         04/03/00           2,418        (2,422,756)
   Barclays Capital
     (Agreement dated 03/30/00 to be
     repurchased at $11,213,103.
     Collateralized by $11,300,000 U.S.
     Treasury Notes 5.00% due 02/28/01.
     The value of the collateral is
     $11,186,355.)
     6.00%                         04/13/00          11,187       (11,205,631)
   Barclays Capital
     (Agreement dated 03/29/00 to be
     repurchased at $7,094,662.
     Collateralized by $7,070,000 U.S.
     Treasury Notes 6.50% due 02/28/02.
     The value of the collateral is
     $7,113,210.)
     5.98%                         04/19/00           7,070        (7,073,524)
   Lehman Brothers
     (Agreement dated 03/23/00 to be
     repurchased at $12,941,776.
     Collateralized by $12,800,000 U.S.
     Treasury Notes 5.88% due 11/30/01.
     The value of the collateral is
     $12,911,255.)
     5.93%                         04/06/00          12,912       (12,931,142)
   Lehman Brothers
     (Agreement  dated 02/11/00 to be
     repurchased at $15,164,466.
     Collateralized  by  $7,903,045 Federal
     National Mortgage Association
     5.50-6.50% due 10/01/05 to 07/01/09 and
     $8,289,973  Federal Home Loan Bank Notes
     6.46% due 10/01/00. The value of the
     collateral is $15,740,567.)
     5.89%                         04/14/00          15,017       (15,125,155)
   Lehman Brothers
     (Agreement dated 03/27/00 to be
     repurchased at $12,238,079.
     Collateralized by $12,120,000. U.S.
     Treasury Notes 5.88% due 11/30/01.
     The value of the collateral is
     $12,154,111.)
     5.95%                         04/17/00          12,196       (12,205,828)
                                                     PAR
                                   MATURITY         (000)            VALUE
                                   --------        --------      ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Lehman Brothers
     (Agreement dated 03/31/00 to be
     repurchased at $3,630,060.
     Collateralized by $3,600,000 U.S.
     Treasury Notes 6.50% due 02/28/02.
     The value of the collateral is
     $3,640,113.)
     6.00%                         04/20/00        $  3,618      $ (3,618,603)
   Lehman Brothers
     (Agreement dated 02/23/00 to be
     repurchased at $3,749,235.
     Collateralized  by  $3,713,308 Federal
     Home  Loan  Bank  Notes  6.50% due
     07/01/27. The value of the collateral
     is $3,736,291.)
     5.92%                         04/24/00           3,712        (3,735,197)
   Salomon Brothers
     (Agreement dated 03/28/00 to be
     repurchased at $8,018,403.
     Collateralized by $8,040,000 U.S.
     Treasury Notes 5.50% due 07/31/01.
     The value of the collateral is
     $7,980,554.)
     5.98%                         04/11/00           8,000        (8,005,115)
   Salomon Brothers
     (Agreement dated 02/14/00 to be
     repurchased at $15,526,685.
     Collateralized by $2,033,795 Federal
     Home Loan Bank Notes 7.50% due
     07/01/07, $12,106,977 Federal National
     Mortgage Association 6.00%-8.00% due
     01/01/04 to 08/01/09 and $3,596,817
     Government National Mortgage
     Association 8.25%due 09/15/08.
     The value of the collateral is
     $17,598,063.)
     5.89%                         04/14/00          15,376       (15,486,503)
                                                                 ------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $91,505,599)                                             $(91,809,454)
                                                                 ============
-----------------------

* Cost for Federal income tax purposes is $401,248,870. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                              $    136,670
      Gross unrealized depreciation                                (4,381,748)
                                                                 ------------
                                                                 $ (4,245,078)
                                                                 ============

**  Rates shown are the rates as of March 31, 2000.

*** Rates shown are the effective yields as of March 31, 2000.

+ Partial principal in the amount of $95,022,386 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $1,100,000 on 187 long U.S. Treasury Notes futures contracts and 291 short U.S. Treasury Notes futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $65,683,656, thereby resulting in an unrealized loss of $144,533.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           LOW DURATION BOND PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $400,867,204) ....................................   $397,003,792
   Collateral received for securities loaned ...................................     41,094,169
   Interest receivable .........................................................      2,925,615
   Principal receivable ........................................................        121,567
   Investments sold receivable .................................................     19,467,931
   Capital shares sold receivable ..............................................          9,000
   Prepaid expenses ............................................................         34,662
                                                                                   ------------
          TOTAL ASSETS .........................................................    460,656,736
                                                                                   ------------
LIABILITIES
   Payable upon return of securities loaned ....................................     41,094,169
   Investments purchased payable ...............................................      7,200,000
   Reverse repurchase agreements payable .......................................     91,809,454
   Capital shares redeemed payable .............................................         22,966
   Distributions payable .......................................................      1,668,934
   Administrative fees payable .................................................         15,305
   Transfer agent fees payable .................................................         13,986
   Other accrued expenses payable ..............................................         57,795
   Futures margin payable ......................................................         28,332
                                                                                   ------------
          TOTAL LIABILITIES ....................................................    141,910,941
                                                                                   ------------
NET ASSETS (Applicable to 15,747,178 BlackRock shares,
   14,424,118  Institutional shares, 1,460,202 Service shares,
   236,323 Investor A shares, 825,029 Investor B shares and
   89,573 Investor C shares outstanding) .......................................   $318,745,795
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BLACKROCK SHARE ($153,065,016 / 15,747,178) .................................         $ 9.72
                                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A
   SHARE ($156,786,205 / 16,120,643) ...........................................         $ 9.73
                                                                                         ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................         $ 9.73
                                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.73 / 0.970) .............................................................         $10.03
                                                                                         ======
NET ASSET VALUE OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($8,023,294 / 825,029) .................................         $ 9.72
                                                                                         ======
NET ASSET VALUE OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($871,280 / 89,573) ....................................         $ 9.73
                                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)          VALUE
                                   --------        --------      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 27.6%
   Federal Home Loan Bank Bonds
     5.00%                         09/20/00        $  3,000      $  2,978,460
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                         08/01/16           4,619         4,499,728
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16           4,105         3,988,555
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                         10/01/18           4,742         4,147,210
   Small Business Investment Cos.,
     Series 96-P10A, Class 1
     6.67%                         02/10/06           4,523         4,294,034
   U.S. Treasury Bonds
    12.75%                         11/15/10          11,925        15,350,437
    14.00%                         11/15/11          12,640        17,686,237
    12.50%+                        08/15/14           1,360         1,930,392
   U.S. Treasury Notes
     5.50%                         08/31/01          33,000        32,578,019
     5.88%+                        11/30/01          13,025        12,897,614
     5.75%                         08/15/03           5,850         5,734,169
   U.S. Treasury Notes (CPI)
     3.63%                         01/15/08           3,200         3,256,729
                                                                 ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $112,479,981)                                             109,341,584
                                                                 ------------
MORTGAGE PASS-THROUGHS -- 39.9%
   Federal Home Loan Mortgage
     Corp.
     9.00%                         06/01/01               0               329
     7.00%                         05/01/02              63            61,615
     8.00%                      11/08-06/17           1,435         1,454,411
     6.50%                      03/11-05/29           7,292         6,978,983
     6.00%                         05/15/16             900           884,466
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                      04/08-07/29           5,694         5,437,022
     7.00%                         09/01/11           4,544         4,462,596
   Federal National Mortgage Association
     6.20%                         02/26/01             838           829,404
     6.73%                         02/26/01           5,253         5,221,462
     8.50%                      06/03-08/09           3,839         3,875,297
     6.50%                      08/03-11/29          41,142        39,291,783
     6.13%                         11/25/03           1,756         1,722,725
     6.09%                         10/01/08           7,258         6,762,889
     5.25%                         01/15/09           4,825         4,216,664
     6.04%                         02/25/09           4,500         4,161,645
     7.00%                      03/09-03/13          17,437        17,138,139
     7.27%                         01/25/11           6,205         6,136,801
     5.50%                      01/14-03/14           3,580         3,294,859
     6.00%                      01/14-02/29           2,380         2,194,125
     7.58%                         11/01/18           2,467         2,486,189
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                         02/01/04           2,964         2,828,917
   Federal National Mortgage Association
     Multi-Family
     6.50%                         10/25/03           1,241         1,233,444
     7.71%                         12/01/18           4,204         4,321,435
     6.32%                         10/01/23           9,565         8,969,905

                                   MATURITY           PAR            VALUE
                                   --------        --------      ------------
   MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     7.25%                         04/15/06        $  5,700      $  5,594,851
     8.25%                      11/08-02/09           3,348         3,411,450
     7.00%                      09/23-12/27           5,176         5,020,869
     6.50%                      10/23-12/27          10,838        10,231,106
                                                                 ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $162,608,513)                                             158,223,381
                                                                 ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.8%
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.33%                         10/25/00           3,828         3,801,079
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                     06/15/21          14,320           429,588
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.77%**                       12/26/25             884           872,889
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%                         03/25/28           2,204         2,180,879
                                                                 ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $7,328,111)                                                 7,284,435
                                                                 ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 7.5%
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1, Class 4A
     6.63%                         04/15/15           3,050         2,912,274
   Donaldson, Lufkin and Jenrette, Inc.
     Commercial Mortgage Corp.,
     Series 99, Class CG3
     7.34%                         04/15/15           2,450         2,434,879
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%***                      07/15/27          17,771         1,329,300
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                         11/15/07           2,850         2,681,104
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                         09/15/33           1,000           956,145
   Morgan Stanley Capital International, Inc.,
     Series 97-HF1, Class A1
     6.86%                         07/15/29           3,658         3,583,068
   Residential Funding Mortgage Securities
     I, Inc., Series 98-S1, Class A1
     6.50%                         01/25/13           4,221         4,008,283
   Salomon Brothers Mortgage Secutities VII,
     Series 00-NL1, Class A1
     6.60%                         10/01/30           3,880         3,725,406
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                         11/25/13           4,495         4,178,632
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                         12/28/12           2,966         2,810,471


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------      ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                         01/25/28        $  1,069      $  1,057,627
                                                                 ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $38,274,444)                                               29,677,189
                                                                 ------------
PROJECT LOANS -- 5.3%
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 97-A, Class A
     7.01%                         01/01/21             939           938,409
   Federal Housing Authority, General
     Motors Acceptance Corp., Series 93-1
     5.94%                         04/14/12           1,948         1,738,823
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                         06/01/22           7,944         7,913,201
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                         12/01/21           5,201         5,182,662
   Federal Housing Authority, USGI,
     Series 56
     7.46%                         01/01/23           5,267         5,199,804
                                                                 ------------
TOTAL PROJECT LOANS
  (Cost $21,652,354)                                               20,972,899
                                                                 ------------
ASSET BACKED SECURITIES -- 18.6%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                         09/15/19           8,564         8,037,011
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                         08/15/10           5,150         4,814,448
   Boston Edison Co., Series 99-1, Class A4
     6.91%                         09/15/09           4,475         4,370,117
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%++                        12/15/0           2 219           219,472
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04           1,423         1,411,436
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%***                      08/15/06          15,990        11,670,469
   DVI Receivables Corp., Series 98-1,
     Class A2
     6.04%                         04/10/06           1,682         1,670,483
   FMAC Loan Receivables Trust, Series
     97-C, Class A
     6.75%                         12/15/19           3,852         3,665,003
   Green Tree Financial Corp., Series 97-5,
     Class A7
     7.13%                         05/15/29           3,501         3,350,591
   Health Care Receivables Securitization
     Program Notes, NPF VI, Series 98-1,
     Class A
     6.22%                         06/01/02           4,500         4,401,563
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                         07/15/05           8,200         8,197,438
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                         10/16/06           5,825         5,824,090



                                                  PAR/SHARES
                                   MATURITY         (000)           VALUE
                                   --------        --------      ------------
   ASSET BACKED SECURITIES (CONTINUED)
   National Premier Financial, Series 97-1,
     Class A
     6.82%                         07/01/01        $  2,300      $  2,299,641
   New Century Home Equity Loan Trust,
     Series 98-NC3, Class A1
     6.00%                         08/25/28             794           789,287
   PMC Capital Small Business
     Administration Loan-Backed Adjustable
     Rate Certificates, Series 97-1,
     Class A
     6.85%**                       09/15/23           2,101         2,081,600
   Provident Auto Lease Trust, Series 99-1,
     Class A2
     7.03%                         11/14/05           3,000         2,951,250
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                         05/15/25           1,993         1,948,490
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     6.24%**                       07/15/25           3,052         3,017,264
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                         02/15/06           2,931         2,898,300
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $66,759,967)                                               73,617,953
                                                                 ------------
CORPORATE BONDS -- 0.5%
FINANCE -- 0.5%
   Inter-American Development Bank
     7.38%
     (Cost $1,992,523)             01/15/10           2,000         2,037,272
                                                                 ------------
TAXABLE MUNICIPAL BONDS -- 1.5%
   New Jersey Economic Development
     Authority Pension Funding Zero
     Coupon Revenue Bond,
     Series 97, Class B
     6.62%***                      02/15/02           1,527         1,341,367
   Stanislaus County, California Taxable
     Pension Obligation Refunding
     Revenue Bond, Series 95
     7.15%                         08/15/13           4,645         4,540,488
                                                                 ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,996,881)                                                 5,881,855
                                                                 ------------
PUT OPTION -- 0.0%
  U.S. Treasury Notes, 6.50%,      02/15/10
  expiring 06/21/00
  (Cost $71,687)                                        620            62,248
                                                                 ------------
SHORT TERM INVESTMENT -- 0.0%
  Galileo Money Market Fund
  (Cost $6,084)                                           6             6,084
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $417,170,545*)                               102.7%       407,104,900

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                        (2.7%)      (10,596,017)
                                                   --------      ------------
NET ASSETS  (Applicable to 36,347,691
  Institutional  shares,  2,746,635 Service
  shares, 1,381,383 Investor A shares,
  119,663 Investor B shares and 33,338
  Investor C shares outstanding)                     100.0%      $396,508,883
                                                   ========      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2000 (UNAUDITED)                                    VALUE
                                                                 ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($395,015,523 / 40,475,709)                                          $ 9.76
                                                                       ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                    $ 9.76
                                                                       ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.76 / 0.960)                                                      $10.17
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,167,983 / 119,663)                                               $ 9.76
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($325,377 / 33,338)                                                  $ 9.76
                                                                       ======

------------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                $    604,423
    Gross unrealized depreciation                                 (10,670,068)
                                                                 ------------
                                                                 $(10,065,645)
                                                                 ============
**  Rates shown are the rates as of March 31, 2000.

*** Rates shown are the effective yields as of March 31, 2000.

+ Partial Principal in the amount of $6,450,000 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $2,570,125 on 37 short U.S. Treasury Bonds futures contracts, 156 short U.S. Treasury Notes futures contracts and 50 long U.S. Treasury Notes futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $23,891,687, thereby resulting in an unrealized loss of $241,338.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 8.8%
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                         08/01/12        $  3,045      $  2,999,376
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                         08/01/16           5,267         5,131,268
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                         02/10/06           3,371         3,200,523
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                         11/01/07             524           490,325
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                         02/10/08             617           564,573
   U.S. Treasury Bonds
     12.75%                        11/15/10          11,625        14,964,195
     14.00%                        11/15/11           5,485         7,674,763
     12.50%                        08/15/14          11,210        15,911,538
   U.S. Treasury Notes
     5.50%                         08/31/01             290           286,292
     6.38%                         01/31/02             800           798,075
     5.75%                         08/15/03           2,100         2,058,420
     4.75%                         11/15/08             120           108,438
     6.50%                         02/15/10           1,720         1,780,602
   U.S. Treasury Notes (CPI)
     3.63%                         01/15/08           4,000         4,070,912
                                                                 ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $60,659,222)                                               60,039,300
                                                                 ------------
MORTGAGE PASS-THROUGHS -- 31.2%
   Federal Home Loan Mortgage Corp.
     5.98%**                       07/01/01           9,498         9,287,119
     9.00%                      12/01-12/16              47            48,250
     9.50%                         01/01/05              78            79,145
     8.50%                         07/01/06              13            12,865
     7.25%                         12/01/06             325           316,079
     8.00%                      07/08-09/18           4,445         4,472,391
     6.50%                      03/11-04/29          21,759        20,582,782
     6.00%                      04/11-01/13           4,770         4,497,754
     8.25%                         11/01/15             977           982,169
   Federal Home Loan Mortgage
     Corp. 30 Year Balloon
     6.96%**                       07/01/27             173           172,712
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%+                     04/08-07/29           9,479         9,018,245
     7.00%+                        09/01/11           7,939         7,797,800
   Federal National Mortgage Association
     6.20%                         02/26/01           4,607         4,561,721
     6.50%                      05/03-02/30          44,974        42,386,818
     6.00%                      01/04-05/29          10,607         9,994,915
     9.50%                      03/05-08/29           2,762         2,898,555
     7.00%                      10/07-05/11          21,135        20,780,119
     8.00%                      03/08-11/13           5,495         5,504,758
     7.50%                      07/08-10/14           3,497         3,469,398
     5.25%                         01/15/09          11,600        10,137,472
     5.50%                      02/09-03/14           9,151         8,501,986



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------      ------------
   MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association (Continued)
     6.04%                         02/25/09        $  5,600      $  5,178,936
     8.50%+                     08/09-08/14           6,072         6,126,237
     7.27%                         01/25/11           3,250         3,214,348
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                         02/01/04           2,274         2,170,551
   Government National Mortgage
     Association
     7.25%                         04/15/06           1,017           998,562
     8.25%                      08/08-02/09           5,719         5,747,408
     9.50%                      05/16-02/17             215           225,031
     8.50%                      02/17-03/17           1,336         1,370,207
     7.00%                         10/15/23           7,400         7,177,528
     6.50%                      10/23-09/25          17,241        16,268,549
                                                                 ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $216,022,293)                                             213,980,410
                                                                 ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.5%
   Federal Home Loan Mortgage
     Corp., Series 96T-2, Class A
     7.00%                         01/25/21           3,089         2,995,390
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.33%                         10/25/00           2,376         2,359,717
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.92%***                      07/01/26             335           251,411
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     8.79%***                      03/25/19             976           746,045
   Federal National Mortgage Association,
     Series 99-55, Class PA
     7.00%                         06/18/13           3,043         3,018,654
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.52%**                       05/25/15           2,022         2,009,717
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                     06/15/21          23,027           690,813
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%                         03/25/28           3,306         3,271,319
   Residential Asset Securitization Trust,
     Series 98-A2, Class A1
     6.75%                         04/25/28           1,903         1,879,862
                                                                 ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $17,354,148)                                               17,222,928
                                                                 ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 14.3%
   Asset Securitization Corp., Series 97-D5,
     Class A1A
     6.50%                         02/14/41           7,024         6,904,499
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                         05/25/29           2,917         2,826,442
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AII
     6.18%**                       05/25/29           2,164         2,152,315
   Bosque Asset Corp., Series 97-1, Class A1
     7.66%                         06/05/02             849           840,871


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------      ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Citicorp Mortgage Securities, Inc.,
     Series 94-4, Class A6
     6.00%                         02/25/09        $  2,863      $  2,764,608
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 95-WF1,
     Class A2
     6.65%                         12/21/27           2,097         2,056,398
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class A4
     6.63%                         03/15/15           5,250         5,012,930
   Deutsche Mortgage and Asset Receiving
     Corp., Series 98-C1, Class A1
     6.22%                         09/15/07           2,101         2,017,752
   Donaldson, Lufkin & Jenrette, Inc.
     Commercial Mortgage Corp.,
     Series 99, Class CG3
     7.34%                         09/10/09           1,730         1,719,323
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%***                      07/15/27          26,602         1,989,826
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                         11/15/07           4,325         4,068,692
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                         09/15/33             825           788,820
   Housing Securities, Inc., Series 93-G,
     Class G4A
     6.63%                         01/25/09           3,000         2,968,375
   Merit Securities Corp., Series 98-11,
     Class 2A2
     6.18%**                       11/28/22           6,220         6,212,096
   Morgan Stanley Capital International, Inc.,
     Series 97-HF1, Class A1
     6.86%                         07/15/29           4,136         4,050,424
   Morgan Stanley Capital International, Inc.,
     Series 98-CF1, Class A1
     6.33%                         10/15/07           1,381         1,318,124
   Morgan Stanley Capital International, Inc.,
     Series 99-FNV1, Class A2
     6.53%                         03/15/31           2,930         2,744,362
   Nationslink Funding Corp., Series 99-SL,
     Class A6
     6.61%                         04/10/07           2,100         2,009,642
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                         06/25/06           3,691         3,607,222
   Residential Asset Securitization Trust,
     Series 98-A4, Class Ia1
     6.75%                         05/25/28           7,461         7,316,642
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                         01/25/13           7,340         6,970,927
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1,
     Class A1
     6.60%                         10/01/30           6,655         6,389,840



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------      ------------
COMMERCIAL MORTGAGE BACKED
     SECURITIES (CONTINUED)
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                         11/25/13        $  7,260      $  6,749,793
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     6.45%**                       01/25/13           3,409         3,397,529
   Structured Asset Securities Corp.,
     Series 99-C3, Class A
     6.28%**                       11/20/01           2,567         2,569,296
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                         12/28/12           5,941         5,629,029
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                         01/25/28           2,566         2,539,242
                                                                 ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $127,948,761)                                              97,615,019
                                                                 ------------
PROJECT LOANS -- 3.3%
   Federal Housing Authority, Lakeview,
     Series 92
     8.88%                         07/25/22             731           730,426
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                         12/01/21          16,485        16,427,626
   Federal Housing Authority, USGI,
     Series 56
     7.46%                         01/01/23           5,189         5,122,993
                                                                 ------------
TOTAL PROJECT LOANS
  (Cost $22,737,694)                                               22,281,045
                                                                 ------------
ASSET BACKED SECURITIES -- 20.4%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                         09/15/19           3,065         2,876,404
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                         08/15/10           6,000         5,609,065
   Amresco Securitized Net Interest Margin
     Trust, Series 96-1, Class A
     8.10%                         04/26/26             863           636,338
   Auto Leasing Investors, Series 97,
     Class A6
     6.18%                         08/12/05           3,975         3,814,318
   Barnett Auto Trust, Series 97-A, Class A3
     6.03%                         11/15/01             290           291,605
   Boston Edison Co., Series 99-1, Class A4
     6.91%                         09/15/09           5,500         5,371,094
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                         10/15/03           2,800         2,794,224
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04           1,450         1,438,632
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%***                      08/15/06          20,615        15,046,074
   DVI Receivables Corp., Series 98-1,
     Class A2
     6.04%                         04/10/06           3,364         3,340,966
   First Security Auto Owner Trust,
     Series 99-2, Class A3 E213
     6.00%                         10/15/03             200           198,187


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)          VALUE
                                   --------        --------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19        $  6,549      $  6,230,506
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                         11/15/04           4,611         4,408,703
   Franchise Loan Trust, Series 98-1,
     Class A1
     6.24%                         07/15/04           4,570         4,409,932
   General Motors Acceptance Corp.,
     Series 97
     7.43%                         02/21/21             962           955,890
   Green Tree Financial Corp., Series 94-B,
     Class A
     7.85%                         07/15/04           1,256         1,225,639
   Green Tree Financial Corp., Series 96-7,
     Class A6
     7.65%                         10/15/27           3,300         3,291,234
   Health Care Receivables Securitization
     Program Notes, NPF VI, Series 98-1,
     Class A
     6.22%                         06/01/02           4,400         4,303,750
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                         07/15/05           7,100         7,097,781
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     6.25%**                       01/15/24           2,399         2,364,412
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                         10/15/06          10,025        10,023,434
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.31%**                       04/15/26             332           331,983
   Morgan Stanley Aircraft Finance,
     Series 00-2, Class A5
     6.58%                         03/15/25           5,020         5,021,569
   National Premier Financial, Series 97-1,
     Class A
     6.82%                         07/01/01           3,000         2,999,531
   Nissan Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.47%                         09/15/03           2,500         2,467,969
   Pegasus Aviation Lease Securitization,
     Series 00-1, Class A1
     6.72%**                       03/25/15           4,435         4,435,000
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                         01/20/12           9,956         9,620,203
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                       04/01/21           2,331         2,330,711
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.85%**                       09/15/23           3,448         3,415,803
   Provident Auto Lease Trust, Series 99-1,
     Class A2
     7.03%                         11/14/05           4,575         4,500,656
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                         07/11/02           1,786         1,775,486



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                         09/15/08        $    710      $    695,676
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                         05/15/25           2,594         2,535,384
   The Money Store Small Business
     Administration Loan Trust, Series 96-1,
     Class A
     6.18%**                       07/15/21           2,161         2,150,422
   The Money Store Small Business
     Administration Loan Trust, Series 99-1,
     Class A
     6.01%**                       07/15/25           3,850         3,806,781
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                         02/15/06           8,117         8,026,062
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $112,816,051)                                             139,841,424
                                                                 ------------
CORPORATE BONDS -- 26.8%
FINANCE -- 11.9%
   American General Financial Corp.
     8.13%                         08/15/09           2,250         2,306,250
   Associates Corp., North America
     5.75%                         11/01/03           3,430         3,250,131
   Bear Stearns Capital Trust Investments
     7.00%                         01/15/27           5,100         4,988,437
   Chrysler Financial Co.
     5.25%                         10/22/01           4,130         4,017,003
   Citicorp, Inc.
     6.38%                         11/15/08           1,710         1,609,537
   Crestar Financial Corp.
     8.25%                         07/15/02           3,200         3,252,000
   Equitable Life Surplus
     6.95%                         12/01/05           1,750         1,679,505
   ERAC USA Finance Co.
     6.95%                         03/01/04           1,375         1,322,063
   Firstar Corp.
     6.50%                         07/15/02           2,480         2,433,336
   General Electric Capital Corp.
     7.38%                         01/19/10           2,000         2,020,373
   Goldman Sachs Group
     6.65%                         05/15/09           5,485         5,069,205
   Household Finance Corp.
     7.00%                         08/01/03           2,400         2,350,779
   Inter-American Development Bank
     7.38%                         01/15/10           3,200         3,259,635
   J.P. Morgan & Co., Inc.
     6.77%**                       02/15/12           3,700         3,293,000
   KeyBank N.A.
     5.80%                         04/01/04           2,200         2,081,186
   Lehman Brothers Holdings, Inc.
     8.75%                         05/15/02           3,940         4,027,035
   Limestone Electron Trust Corp.,
     Sr. Notes, Series 144A
     8.63%                         03/15/03           3,500         3,516,935
   Marsh & McLennan Cos., Inc.
     6.63%                         06/15/04           6,295         6,129,756
   Morgan Stanley, Dean Witter & Co.
     5.63%                         01/20/04           4,265         4,017,161
   Newcourt Credit Group
     7.13%                         12/17/03           5,035         4,985,405
   Popular North America, Inc.
     6.88%                         06/15/01           4,950         4,901,384


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)          VALUE
                                   --------        --------      ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   TransAmerica Finance Corp.
     7.25%                         08/15/02        $  7,125      $  7,102,997
   U.S. Bancorp
     6.50%                         06/15/04           4,140         3,987,544
                                                                 ------------
                                                                   81,600,657
                                                                 ------------
INDUSTRIAL -- 7.1%
   Anixter, Inc.
     8.00%++                       09/15/03           4,350         4,072,360
   Atlantic Richfield
     10.88%                        07/15/05           2,960         3,433,600
   Cox Enterprises, Inc.
     6.63%                         06/14/02           2,820         2,748,662
   DaimlerChrysler North America
     Holdings
     6.90%                         09/01/04             620           610,700
     7.40%                         01/20/05           5,000         4,982,662
   Dow Chemical Co.
     7.38%                         11/01/29           3,600         3,510,000
   Federated Department Stores
     6.13%**                       09/01/01           3,230         3,169,438
   Litton Industries, Inc.
     6.05%                         04/15/03           4,100         3,930,875
   Lockheed Martin Corp.
     7.95%                         12/01/05             720           713,709
   Monsanto Co.
     5.75%                         12/01/05           4,125         3,836,250
   Rohm & Haas Co.
     6.95%                         07/15/04           2,520         2,491,650
   Shopping Center Associates
     6.75%                         01/15/04           2,250         2,124,641
   Tyco Intl. Group Corp., S.A.
     5.88%                         11/01/04           5,865         5,469,113
   Union Carbide Corp.
     6.75%                         04/01/03           2,100         2,067,282
   Williams Holdings of Delaware
     6.13%                         12/01/03           5,650         5,372,446
                                                                 ------------
                                                                   48,533,388
                                                                 ------------
INSURANCE -- 1.1%
   Allstate Corp.
     7.20%                         12/01/09           1,690         1,632,963
   Everest Reinsurance Holdings
     8.50%                         03/15/05           2,710         2,722,350
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03           3,265         3,154,806
                                                                 ------------
                                                                    7,510,119
                                                                 ------------
PIPELINES -- 0.7%
   El Paso Energy Corp.
     6.63%                         07/15/01           4,720         4,666,900
                                                                 ------------


                                                  PAR/SHARES
                                   MATURITY         (000)           VALUE
                                   --------        --------      ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS -- 0.5%
   AT&T Corp.
     6.50%                         03/15/29        $  3,725      $  3,238,031
                                                                 ------------
UTILITY -- 2.0%
   National Rural Utilities
     5.00%                         10/01/02           4,620         4,387,060
   TXU Eastern Funding Co.
     6.15%                         05/15/02           3,810         3,689,488
   US West Capital Funding, Inc.
     6.25%                         07/15/05           6,440         6,083,353
                                                                 ------------
                                                                   14,159,901
                                                                 ------------
YANKEE -- 3.5%
   Canada Mortgage & Housing
     7.20%                         02/01/05           4,775         4,804,844
   Den Danske Bank
     6.38%**                       06/15/08           5,600         5,229,000
   Nordbanken
     6.64%**                       10/25/01           4,950         4,894,560
   Quebec Province
     7.50%                         09/15/29           2,110         2,112,638
   Swedbank
     7.50%**                       09/29/49           2,200         1,999,938
   Yorkshire Power Finance
     6.15%                         02/25/03           5,100         4,856,730
                                                                 ------------
                                                                   23,897,710
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $188,502,361)                                             183,606,706
                                                                 ------------
TAXABLE MUNICIPAL BONDS -- 2.0%
   New Jersey Economic Development
     Authority Pension Funding Zero
     Coupon Revenue Bond,
     Series 97, Class B
     6.94%***                      02/15/05           2,900         2,051,750
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98-B
     6.11%**                       02/15/11           5,600         5,439,000
   Philadelphia Authority Industrial
     Development Tax Claim Collection
     Revenue Bond, Series 97-A
     6.49%                         06/15/04           6,814         6,268,559
                                                                 ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $14,495,166)                                               13,759,309
                                                                 ------------
PUT OPTIONS -- 0.0%
  U.S. Treasury Notes, 6.50%,      02/15/10
  expiring 06/21/00
  (Cost $123,141)                                     1,065           106,926
                                                                 ------------
SHORT TERM INVESTMENT -- 0.1%
   Galileo Money Market Fund
   (Cost $820,784)                                      697           697,643
                                                                 ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                                    VALUE
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $761,356,480*)                               109.4%      $749,150,710

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including $35,260,260
  of investment purchases payable)                    (9.4%)      (64,229,412)
                                                     ------      ------------
NET ASSETS (Applicable to 15,038,695
  BlackRock shares,  58,192,714
  Institutional shares,  2,680,967
  Service shares, 313,893 Investor A shares,
  122,346 Investor B shares and 22,017
  Investor C shares outstanding)                     100.0%      $684,921,298
                                                     ======      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE SHARE
  ($680,812,537 / 75,912,376)                                           $8.97
                                                                        =====
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($2,813,787 / 313,893)                                                $8.96
                                                                        =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($8.96 / 0.960)                                                       $9.33
                                                                        =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE (SUBJECT TO
  A CONTINGENT DEFERRED SALES CHARGE
  OF 4.5%) PER INVESTOR B SHARE
  ($1,097,423 / 122,346)                                                $8.97
                                                                        =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A
  CONTINGENT DEFERRED SALES CHARGE
  OF 1.0%) PER INVESTOR C SHARE
  ($197,551 / 22,017)                                                   $8.97
                                                                        =====

-----------------------
* Cost for Federal income tax purposes is $762,632,124. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                $  2,016,757
    Gross unrealized depreciation                                 (15,498,171)
                                                                 ------------
                                                                 $(13,481,414)
                                                                 ============
**  Rates shown are the rates as of March 31,2000.

*** Rates shown are the effective yields as of March 31, 2000.

+ Partial principal in the amount of $30,553,480 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $600,000 on 86 long U.S. Treasury Notes futures contracts, 35 short U.S. Treasury Notes futures contracts and 89 Long Euro Dollar futures contracts expiring September 2001. The value of such contracts on March 31, 2000 was $32,503,003, thereby resulting in an unrealized gain of $43,758.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 19.0%
   Overseas Private Investment Co.
     5.46%                         02/15/06        $    312    $      279,372
     5.79%                         02/15/06             281           251,723
     5.92%                         12/16/06           2,101         1,979,299
     6.38%                         12/16/06           1,947         1,862,528
     6.46%                         12/16/06             210           201,504
     6.53%                         12/16/06             508           488,230
     6.66%                         12/16/06             769           726,713
     6.87%                         12/16/06           1,003           958,007
     7.01%                         12/16/06             546           524,558
     7.42%                         12/16/06           1,249         1,248,500
     6.27%                      12/06-05/12           2,750         2,619,307
     5.88%                         05/29/12             371           339,632
     6.81%                         05/29/12             396           374,692
     6.84%                         05/29/12             515           498,361
     6.91%                         05/29/12           1,057           978,686
     7.35%                         05/29/12             278           268,323
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                         08/01/12             183           179,963
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16           1,188         1,154,135
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                         02/01/17           2,199         2,124,250
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                         08/01/07           4,541         4,330,485
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                         11/10/07             733           686,456
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                         02/01/08             864           790,402
   Student Loan Marketing Association,
     Series 97-3, Class A2
     6.53%**                       10/25/10           3,500         3,442,578
   U.S. Treasury Bonds
     8.75%                         11/15/08          10,015        10,689,762
    12.75%                         11/15/10          13,400        17,249,127
    14.00%                         11/15/11             750         1,049,421
    10.63%                         08/15/15           1,160         1,655,003
     9.25%                         02/15/16           5,000         6,501,471
     8.50%                         02/15/20          19,325        24,360,413
     8.00%                         11/15/21           2,455         2,987,099
     6.00%                         02/15/26           5,775         5,699,830
     6.38%                         08/15/27             915           953,195
   U.S. Treasury Bonds (CPI)
     3.63%                         04/15/28          21,010        20,824,307
   U.S. Treasury Notes
     5.88%                      11/01-11/04          64,070        63,257,598
     6.50%                         02/28/02          19,000        19,001,877
     4.75%                         11/15/08           3,800         3,433,859



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
   U.S. Treasury Notes (CPI)
     3.63%                         01/15/08        $  7,400    $    7,531,186
     3.88%                         04/15/29          39,150        39,871,253
                                                               --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $251,815,209)                                             251,373,105
                                                               --------------
MORTGAGE PASS-THROUGHS -- 38.5%
   Federal Home Loan Mortgage
     Corp. Gold
     7.50%                      09/05-06/27           2,742         2,721,474
     6.00%                      03/13-07/14          21,511        20,284,730
     5.50%+                     12/13-01/14          24,646        22,759,216
     8.00%                      11/15-10/25             307           308,913
     7.00%                         03/01/25             509           490,461
     6.50%                      04/28-01/30         147,112       138,176,634
   Federal National Mortgage Association
     6.10%                         02/04/09           8,400         7,784,868
     5.50%+                     02/09-12/14          85,303        78,665,869
     6.36%                         04/09/09           3,700         3,471,155
     8.00%                      10/09-03/23             213           213,936
     6.50%+                     09/12-12/29          35,278        33,646,261
     6.00%                      02/13-05/29          46,301        42,972,334
     7.50%                      09/22-02/30          31,465        30,821,164
     7.00%                      02/24-10/25           3,859         3,711,780
   Government National Mortgage Association
     8.50%                      01/10-04/17             170           174,036
     7.00%                      03/13-09/28          22,794        22,175,305
     6.00%                         11/15/14           8,596         8,114,869
     9.00%                         07/15/18              14            14,859
     7.50%                      05/23-12/29          16,243        16,111,075
     6.50%                      12/23-09/25          80,798        76,242,351
                                                               --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $518,150,763)                                             508,861,290
                                                               --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.3%
   Federal Home Loan Mortgage
     Corp., Series 65, Class A (PO)
     4.09%***                      03/15/24             955           389,186
   Federal Home Loan Mortgage
     Corp. Strip Notes, Series 206,
     Class (PO)
     7.50%***                      12/15/30           3,409         2,240,220
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.99%***                      07/01/26             210           157,647
   Federal National Mortgage Association,
     Series 96-3, Class C (PO)
     5.00%***                      02/25/24           1,685           870,733
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     7.57%***                      04/25/21             840           699,020
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%***                      02/25/24           1,425           717,844
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%***                      12/25/23             705           313,505
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                      04/25/24           1,580           739,884
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.60%***                      10/25/29             684           310,130


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     7.32%***                      06/15/21        $ 37,177    $    1,115,309
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.77%**                       12/26/25             601           593,565
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                         04/25/28           3,000         2,995,100
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         07/25/27             395           393,495
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%***                      02/17/17           1,485           400,449
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%***                      02/17/17           1,550         1,185,156
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%***                      03/06/17             959           255,493
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%***                      03/06/17             959           735,010
   Salomon Brothers Mortgage Securities VII,
     Series 00-NL1, Class A1
     6.60%                         10/01/30           1,195         1,147,387
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     5.00%***                      10/23/17             434           347,674
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%***                      10/23/17             328            82,926
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%***                      02/25/28          16,091           829,669
                                                               --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $15,237,356)                                               16,519,402
                                                               --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 7.5%
   Allied Capital Commercial Mortgage Trust,
     Series 98-1, Class A
     6.31%                         09/25/03           1,226         1,197,904
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                         09/15/08           2,700         2,471,821
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.51%***                      04/19/15          41,451         2,712,350
   COMM, Series 99-1, Class A2
     6.46%                         09/15/08           2,285         2,147,984
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C1,
     Class AX (IO)
     8.60%***                      04/20/22          61,205         5,000,306
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%***                      11/17/22          19,308         1,157,552
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class A4
     6.63%                          3/15/15           8,925         8,521,981



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 95-CF2, Class A1A
     6.65%                         12/17/27        $  1,027    $    1,019,777
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 96-CF2, Class A1A
     6.86%                         11/12/21           1,177         1,159,406
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 97-CF1, Class A1B
     7.60%                         04/15/07           2,000         1,996,415
   First Boston Mortgage Securities Corp.,
     Series 93-M1, Class A
     6.75%                         09/25/06             114           112,711
   First Union Lehman Brothers
     Commercial Mortgage 1, Series 97-C1,
     Class A3
     7.38%                         04/18/07          10,485        10,462,463
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.29%***                      07/15/27          54,898         4,106,465
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 98-C2, Class A2
     6.42%                         08/15/08             610           574,586
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 98-C4,
     Class X (IO)
     1.00%***                      09/15/23          17,746           620,830
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 99-C1,
     Class A2
     6.78%                         04/15/09           4,700         4,572,091
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                         01/25/29           4,050         3,996,722
   Morgan Stanley Capital International,
     Series 98-HF2, Class A2
     6.48%                         11/15/30           8,045         7,531,192
   Morgan Stanley Capital International,
     Series 99-FNV1, Class A2
     6.53%                         03/15/31           5,160         4,833,075
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                         11/18/31           4,870         4,512,672
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                         11/25/13           9,141         8,582,792
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A1
     6.49%                         10/25/26           5,296         5,295,825
   Structured Asset Mortgage Investments
     Inc., Series 98-9, Class 2A2
     6.13%                         11/25/13           1,274         1,184,867
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                         12/28/12           7,910         7,494,591
                                                               --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $94,943,065)                                               98,973,018
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
PROJECT LOANS -- 1.5%
   Evergreen Tower II, Construction Loan
     Collateral
     7.38%                         09/01/39        $    916    $      879,071
   Evergreen Tower II, Construction Loan
     Committment
     7.38%                         03/01/02              59            56,756
   Federal Housing Authority,
     Avon On The Green, Construction
     Loan Collateral
     7.75%                         05/01/39             727           713,977
   Federal Housing Authority, East Point
     Chelsea
     10.23%                        05/01/33              97           102,639
     10.25%                        05/01/33           1,812         1,909,732
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                         12/01/21           3,027         3,016,774
   Federal Housing Authority, University
     Park Apartments
     7.88%                         10/01/37           7,640         7,458,175
   Pheasant Run Manor, Construction
     Loan Collateral
     6.88%                         08/01/41             854           792,310
   Pheasant Run Manor, Construction
     Loan Committment
     6.88%                         08/01/01             409           379,227
   Reilly 143
     7.43%                         03/01/19           3,721         3,719,748
   Renaissance Apartments, Construction
     Loan Collateral
     7.50%                         06/01/39             983           951,086
   Renaissance Apartments, Construction
     Loan Committment
     7.50%                         06/01/01              94            91,295
                                                               --------------
TOTAL PROJECT LOANS
  (Cost $20,622,412)                                               20,070,790
                                                               --------------
ASSET BACKED SECURITIES -- 3.3%
   Amresco Securitized Net Interest Margin
     Trust, Series 96-1, Class A
     8.10%                         04/26/26             539           397,704
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27           2,815         2,500,072
   Boston Edison Company, Series 99-1,
     Class A5
     7.03%                         03/15/12           4,600         4,463,437
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                         01/15/04           1,867         1,846,444
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04             691           685,321
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%***                      08/15/06           1,650         1,204,270
   CNL Funding, Series 99-1, Class A1
     7.30%                         03/18/10           3,795         3,738,733
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/15/19           5,188         4,954,390
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                         09/16/02           6,850         6,775,078



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04        $     53    $       52,155
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05           2,786         2,670,657
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                         01/15/15             402           407,618
   Health Care Receivables Securitization
     Program Notes, NPF VI, Series 98-1,
     Class A
     6.22%                         06/01/02           6,800         6,651,250
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.42% **                      04/15/26             494           493,231
   Mid-State Trust I, Series 1, Class A1
     7.34%++                       07/01/35           3,222         3,157,367
   Mid-State Trust I, Series 6, Class A4
     7.79%                         07/01/35             862           810,540
   Pegasus Aviation Lease Securitization,
     Series 99-1A, Class A1
     6.30%                         03/25/29           1,825         1,760,190
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                         07/11/02           1,679         1,668,957
                                                               --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $45,468,095)                                               44,237,414
                                                               --------------
CORPORATE BONDS -- 16.3%
AIR TRANSPORTATION -- 0.1%
   Continental Airlines
     7.06%                         09/15/09             965           916,750
                                                               --------------
FINANCE -- 4.0%
   American General Institutional Capital
     7.57%                         12/01/45           1,125         1,035,000
   AT&T Capital Corp.
     6.25%                         05/15/01           4,000         3,960,000
   Chase Manhattan Bank
     6.63%                         08/15/05           1,190         1,151,325
   Donaldson, Lufkin and Jenrette, Inc.,
     7.07%                         12/13/02           6,440         6,360,621
   FMR Corp.
     7.57%                         06/15/29           3,405         3,260,287
   Golden State Escrow Corp.
     7.00%                         08/01/03             860           792,593
   IBM Credit Corp.
     6.45%                         11/12/02           3,540         3,485,165
   Inter-American Development Bank
     7.38%                         01/15/10           5,600         5,704,362
   J.P. Morgan & Co., Inc.
     6.77%**                       02/15/12             100            89,000
   Lehman Brothers Holdings, Inc.
     7.75%                         01/15/05           4,620         4,607,872
   Merrill Lynch & Co., Inc.
     5.75%                         11/04/02           2,445         2,355,220
   MidAmerican Funding LLC
     5.85%                         03/01/01           4,845         4,786,036
   National City Corp.
     6.88%                         05/15/19           2,690         2,400,784
   Reliant Energy Finance Co. II
     7.40%                         11/15/02           2,770         2,715,723
   Simon Property Group LP, Inc.
     6.63%                         06/15/03           4,200         4,020,114


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)          VALUE
                                   --------        --------    --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Wells Fargo Capital
     7.73%                         12/01/26        $  2,310    $    2,142,525
   Zurich Capital Trust International
     8.38%                         06/01/37           3,785         3,619,406
                                                               --------------
                                                                   52,486,033
                                                               --------------
INDUSTRIAL -- 4.8%
   Atlantic Richfield
     7.00%                         04/15/38           2,255         2,177,678
   Corning, Inc.
     6.30%                         03/01/09           3,000         2,787,960
   Cox Enterprises, Inc.
     6.63%                         06/14/02           2,380         2,319,792
   DaimlerChrysler NA Hldg.
     6.67%                         02/15/02           4,800         4,748,356
   Dow Chemical Co.
     7.38%                         11/01/29           2,950         2,876,250
   Enron Corp.
     6.45%                         11/15/01           3,000         2,951,588
   Ford Motor Co.
     6.38%                         02/01/29           2,000         1,682,500
     7.45%                         07/16/31          10,115         9,805,526
   General Motors Corp.
     6.75%                         05/01/28           4,000         3,585,000
   Hyder PLC
     7.38%                         12/15/28           2,585         2,229,953
   Jones Apparel Group, Inc.
     6.25%                         10/01/01           7,050         6,838,500
   Monsanto Co.
     6.85%                         12/01/28           5,010         4,415,062
   Nabisco, Inc.
     6.00%                         02/15/01           2,445         2,401,955
   TJX Companies Inc.,
     7.45%                         12/15/09           2,945         2,919,231
   Tyco Intl. Group SA
     6.25%                         06/15/03           6,340         6,037,602
   Union Carbide
     7.88%                         04/01/23           3,365         3,363,540
   Yosemite Securities Trust I
     8.25%                         11/15/04           2,820         2,810,625
                                                               --------------
                                                                   63,951,118
                                                               --------------
INSURANCE -- 1.0%
   Allstate Corp.
     7.20%                         12/01/09           2,695         2,604,044
   Equitable Cos., Inc.
     9.00%                         12/15/04           3,480         3,693,150
   Florida Windstorm Underwriting
     Association
     7.13%                         02/25/19             860           804,986
   Liberty Mutual Insurance Co.
     7.70%                         10/15/45           3,940         3,324,375
   Royal & Sun Alliance Insurance
     8.95%                         10/15/29           2,470         2,503,518
                                                               --------------
                                                                   12,930,073
MULTIMEDIA -- 0.4%
   Time Warner, Inc.
     6.63%                         05/15/29           5,990         5,128,937
                                                               --------------
                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS -- 1.4%
   AT&T Corp.
     6.50%                         03/15/29        $  4,205    $    3,655,280
   Chesapeake & Potomac Telephone of
     Maryland
     8.30%                         08/01/31           3,375         3,486,569
   CSX Corp.
     5.85%                         12/01/03           1,460         1,377,466
   Lucent Technologies, Inc.
     6.45%                         03/15/29           3,460         3,053,450
   Sprint Capital Corp.
     5.70%                         11/15/03           2,800         2,653,000
   U.S. West Capital Funding, Inc.
     6.88%                      08/01-07/28           3,890         3,764,450
                                                               --------------
                                                                   17,990,215
                                                               --------------
TRANSPORTATION -- 0.3%
   Federal Express Corp.
     7.11%                         01/02/14           3,156         2,855,962
     6.72%                         01/15/22           1,789         1,664,624
                                                               --------------
                                                                    4,520,586
                                                               --------------
UTILITY -- 0.8%
   Atlantic Richfield Co.
     9.13%                         03/01/11           4,960         5,673,000
   Reliant Energy, Inc.
     6.50%                         02/01/08           4,910         4,560,162
                                                               --------------
                                                                   10,233,162
                                                               --------------
YANKEE -- 3.5%
   Abbey National Capital Trust I
     8.96%                         12/29/49           2,790         2,850,181
   Avon Energy Partners Holding
     7.05%                         12/11/07           2,215         2,086,375
     6.46%                         03/04/08           5,000         4,533,700
   Bank of Tokyo-Mitsubishi
     8.40%                         04/15/10           1,975         2,051,531
   Deutsche Bank Capital Funding Trust
     Investment
     7.87%**                       12/29/49           7,765         7,333,072
   Empresa Electrica Pehuenche
     7.30%                         05/01/03           4,985         4,826,353
   Pemex Finance Ltd.
     9.14%                         08/15/04           2,520         2,558,909
     9.03%                         02/15/11           2,450         2,523,500
   Swedbank
     7.50%**                       09/29/49           2,800         2,545,375
     9.00%                         12/29/49           7,500         7,490,625
   TXU Eastern Funding Co.
     6.15%                         05/15/02             310           300,195
   United Mexican States
     11.38%                        09/15/16           2,395         2,811,131
   Yorkshire Power Finance
     6.50%                         02/25/08           5,435         4,952,644
                                                               --------------
                                                                   46,863,591
                                                               --------------
TOTAL CORPORATE BONDS
  (Cost $220,572,272)                                             215,020,465
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                                  PAR/SHARES
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)          VALUE
                                   --------        --------    --------------
TAXABLE MUNICIPAL BONDS -- 0.6%
   New Jersey Economic Development
     Authority State Pension Funding Zero
     Coupon Revenue Bond, Series 97-B
     6.80%***                      02/15/05        $    200    $      141,500
     7.56%***                      02/15/16          10,100         3,156,250
     7.59%***                      02/15/17           3,575         1,032,281
     7.21%***                      02/15/18           5,500         1,471,250
     7.62%***                      02/15/20           6,265         1,433,119
     7.63%***                   02/21-02/23           7,810         1,561,149
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98D
     6.26%                         02/15/03           7,100         6,904,750
                                                               --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $15,921,233)                                               15,700,299
                                                               --------------
PREFERRED STOCK -- 0.3%
  Centaur Funding Corp., Cumulative 144A
    9.08%
  (Cost $4,150,000)                                   4,150         4,270,350
                                                               --------------
PUT OPTION -- 0.0%
  U.S. Treasury Notes, 6.50%,      02/15/10
    expiring 6/21/00
     (Cost $232,984)                                  2,015           202,306
                                                               --------------
SHORT TERM INVESTMENTS -- 11.7%
   Federal Home Loan Bank Discount Notes
     6.00%                         04/03/00          97,900        97,867,367
   U.S. Treasury Bills
     5.96%                         04/18/00          50,000        49,859,277
   Galileo Money Market Fund                          7,071         7,071,239
                                                               --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $154,797,883)                                             154,797,883
                                                               --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,341,911,273*)                                       $1,322,319,682
                                                               ==============


------------------
* Cost for Federal income tax purposes is $1,342,641,252. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                              $  7,128,116
      Gross unrealized depreciation                               (27,449,686)
                                                                 ------------
                                                                 $(20,321,570)
                                                                 ============
**  Rates shown are the rates as of March 31, 2000.

*** Rates shown are the effective yields as of March 31, 2000.

+ Partial principal in the amount of $64,706,649 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $1,498,657 on 245 long U.S. Treasury Notes futures contracts and 71 short U.S. Treasury Bonds futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $30,937,609, thereby resulting in an unrealized gain of $162,049.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,341,911,273) .......................  $1,322,319,682
   Collateral received for securities loaned ........................     178,981,251
   Interest receivable ..............................................      12,873,313
   Principal receivable .............................................          88,666
   Investments sold receivable ......................................      34,756,386
   Capital shares sold receivable ...................................          27,725
   Prepaid expenses .................................................          49,796
   Futures margin receivable ........................................          88,200
                                                                       --------------
          TOTAL ASSETS ..............................................   1,549,185,019
                                                                       --------------
LIABILITIES
   Payable upon return of securities loaned .........................     178,981,251
   Investments purchased payable ....................................     105,337,783
   Reverse repurchase agreements payable ............................      65,204,225
   Capital shares redeemed payable ..................................          56,244
   Distributions payable ............................................       6,041,014
   Advisory fees payable ............................................         240,191
   Administrative fees payable ......................................         154,899
   Transfer agent fees payable ......................................          42,235
   Other accrued expenses payable ...................................          42,239
                                                                       --------------
          TOTAL LIABILITIES .........................................     356,100,081
                                                                       --------------
NET ASSETS (Applicable to 22,215,927 BlackRock shares,
   98,554,629  Institutional shares,  6,324,291  Service  shares,
   650,763  Investor  A shares,  1,375,446 Investor B shares and
   446,847 Investor C shares outstanding) ...........................  $1,193,084,938
                                                                       ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE ($1,176,304,892 / 127,745,610) ..................           $9.21
                                                                                =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND SERVICE SHARE .......           $9.21
                                                                                =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.21 / 0.960) ..................................................           $9.59
                                                                                =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($12,664,944 / 1,375,446) ...................           $9.21
                                                                                =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($4,115,102 / 446,847) ......................           $9.21
                                                                                =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)            VALUE
                                   --------        --------      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 8.8%
   Federal National Mortgage Association
     6.14%                         09/10/08        $    300      $    279,108
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16             393           381,883
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                         10/01/18             231           201,688
   U.S. Treasury Bonds
     9.25%+                        02/15/16           1,000         1,300,294
   U.S. Treasury Notes
     6.50%+                        10/15/06             840           847,965
                                                                 ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $3,035,571)                                                 3,010,938
                                                                 ------------
MORTGAGE PASS-THROUGHS -- 104.2%
   Federal Home Loan Mortgage
     Corp.
     5.50%                      01/01-10/11           1,830         1,690,190
     7.00%++                       03/01/11             987           969,889
     8.00%++                    05/12-12/26           3,096         3,124,315
     6.00%                      12/12-07/14           3,602         3,396,731
     7.50%                         11/01/25              38            37,372
     6.92%**                       07/01/27             361           360,913
     6.50%                         07/01/29             500           469,641
   Federal Home Loan Mortgage
     Corp. Gold
     5.50%                         05/01/14             500           461,673
     6.50%                      04/26-06/29           5,922         5,559,470
   Federal National Mortgage
     Association
     7.00%                      08/09-12/11             887           872,392
     8.50%                         01/01/13             780           798,042
     8.00%                      11/13-08/14             441           444,833
     5.50%                      12/13-01/14             856           787,462
     6.00%                      03/14-01/29           6,557         6,093,372
     7.50%                      06/24-04/26             715           702,983
     6.50%                         07/01/29           1,240         1,178,351
   Government National Mortgage
     Association
     8.00%                         04/20/13             177           178,381
     6.00%                      01/14-06/14             965           910,736
     6.50%                      11/23-06/29           5,153         4,865,530
     7.50%                      04/27-12/27             586           581,483
     7.00%                      10/27-06/28           2,254         2,186,883
                                                                 ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $36,656,268)                                               35,670,642
                                                                 ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.8%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     5.85%***                      04/25/21             201           167,026
   Residential Accredit Loans, Inc.,
     Series 98-D7, Class CB6
     6.75%                         05/25/28             193           187,685


                                                  PAR/SHARES
                                   MATURITY         (000)           VALUE
                                   --------        --------      ------------
   MULTIPLE CLASS MORTGAGE
     PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (IO)
     6.00%***                      02/17/17        $    261      $     70,367
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (PO)
     6.00%***                      02/17/17             261           199,483
                                                                 ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $648,215)                                                     624,561
                                                                 ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.1%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                         09/15/08              70            64,084
   Deutsche Mortgage and Asset Receiving
     Corp., Series 98-C1, Class A1
     6.22%                         09/15/07             109           105,119
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                         09/20/27             177           178,331
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                         05/19/27             188           187,973
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                         01/25/28             177           174,814
                                                                 ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $727,339)                                                     710,321
                                                                 ------------
PROJECT LOAN -- 0.8%
   Federal Housing Authority, INSD Project,
     Series 82
     7.43%
     (Cost $286,755)               09/01/22             279           276,994
                                                                 ------------
ASSET BACKED SECURITIES -- 0.8%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                         09/15/02              22            22,369
   The Money Store Small Business
     Administration Loan Trust, Series 99-1,
     Class A
     6.24%**                       07/15/25             277           274,297
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $299,685)                                                     296,666
                                                                 ------------
SHORT TERM INVESTMENTS -- 0.1%
   Galileo Money Market Fund
     (Cost $21,421)                                      21            21,421
                                                                 ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                                     VALUE
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $41,675,254*)                                118.6%      $ 40,611,543
LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $8,466,344 of investment
  purchases payable)                                 (18.6%)       (6,372,549)
                                                   --------      ------------
NET ASSETS (Applicable to 578,004
  Investor A shares, 2,775,205
  Investor B shares and 154,669
  Investor C shares outstanding)                     100.0%      $ 34,238,994
                                                   ========      ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
    ($5,641,373 / 578,004)                                             $ 9.76
                                                                       ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.76 / 0.955)                                                      $10.22
                                                                       ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A
  CONTINGENT DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($27,087,910 / 2,775,205)                                            $ 9.76
                                                                       ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A
  CONTINGENT DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,509,711 / 154,669)                                               $ 9.76
                                                                       ======

----------------------
* Cost for Federal income tax purposes is $42,019,293. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                 $    91,735
    Gross unrealized depreciation                                  (1,499,485)
                                                                  -----------
                                                                  $(1,407,750)
                                                                  ===========
**  Rates shown are the rates as of March 31, 2000.

*** Rates shown are the effective yields as of March 31, 2000.

+ Partial principal in the amount of $1,666,772 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $672,284 on 47 long U.S. Treasury Notes futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $4,609,672, thereby resulting in an unrealized gain of $115,185.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)            VALUE
                                   --------        --------      ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 1.3%
   Federal National Mortgage Association
     6.14%                         09/10/08        $    770      $    716,377
   U.S. Treasury Notes
     5.50%                         05/31/03              10             9,737
     4.75%+                        02/15/04             300           283,875
     5.88%+                        11/15/04             595           584,494
                                                                 ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $1,603,020)                                                 1,594,483
                                                                 ------------
MORTGAGE PASS-THROUGHS -- 95.2%
   Federal Home Loan Mortgage
     Corp.
     5.50%                      02/09-10/13           4,546         4,228,760
     6.00%                      07/14-06/29           5,026         4,587,012
     7.50%                         02/01/27             570           561,475
     6.92%                         07/01/27             993           992,511
     6.50%                      06/29-07/29           1,375         1,290,829
   Federal Home Loan Mortgage
     Corp. Gold
     6.00%                         06/01/14             688           648,637
     6.50%                      06/29-07/29           5,737         5,384,753
   Federal National Mortgage Association
     6.00%                      04/11-08/29           3,482         3,231,993
     7.00%                         05/01/11           1,449         1,426,086
     6.50%                      02/13-08/29           2,182         2,068,182
     5.50%+                     12/13-02/14           3,005         2,765,428
     8.00%                         08/01/14           1,492         1,502,554
   Government National Mortgage
     Association
     8.00%++/+                  12/07-10/29           9,140         9,226,021
     8.50%                      01/17-09/21           2,418         2,479,574
     9.00%                      05/18-07/21           1,384         1,434,425
     7.50%                      01/22-11/29          18,438        18,285,167
     7.00%+                     05/23-07/29          20,806        20,154,809
     6.50%+                     06/23-05/29          38,110        35,976,707
                                                                 ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $118,282,704)                                             116,244,923
                                                                 ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.4%
   Residential Accredit Loans, Inc.,
     Series 98-QS6, Class CB6
     6.75%
     (Cost $508,757)               05/25/28             514           500,494
                                                                 ------------
PROJECT LOANS -- 2.4%
   Federal Housing Administration, Prairie
     District Lofts, Construction Loan
     Collateral
     7.41%                         12/01/38           1,393         1,340,041
   Federal Housing Administration, Prairie
     District Lofts, Construction Loan
     Commitment
     7.41%                         12/01/38              92            88,498
   Federal Housing Authority, INSD Project,
     Series 82
     7.43%                         09/01/22           1,466         1,454,219
                                                                 ------------
TOTAL PROJECT LOANS
  (Cost $2,987,210)                                                 2,882,758
                                                                 ------------


                                                  PAR/SHARES
                                   MATURITY          (000)           VALUE
                                   --------        --------      ------------
ASSET BACKED SECURITY -- 0.6%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     6.00%**
     (Cost $832,125)               07/15/25        $    832      $    822,890
                                                                 ------------
SHORT TERM INVESTMENT -- 0.1%
   Galileo Money Market Fund
     (Cost $122,354)                                    122           122,354
                                                                 ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $124,336,170*)                               100.0%      $122,167,902
                                                                 ============
REVERSE REPURCHASE AGREEMENTS -- (11.8%)
  Lehman  Brothers
    (Agreement  dated  03/15/00 to be
    repurchased  at $976,909.
    Collateralized by $1,090,723 Federal
    National Mortgage Association 5.50%
    due 02/01/09. The value of the
    collateral is $1,030,601.)
    6.06%                          04/14/00             972          (974,782)
  Salomon  Brothers
    (Agreement  dated  03/28/00 to be
    repurchased at $229,929.
    Collateralized by $230,000 U.S.
    Treasury Notes 5.88% due 11/15/04.
    The value of the collateral is $231,112.)
    5.65%                          04/11/00             229          (229,569)
  Salomon  Brothers
    (Agreement  dated  03/29/00 to be
    repurchased at $151,731.
    Collateralized by $160,000
    U.S. Treasury Notes 4.75% due 02/15/04.
    The value of the collateral is $152,402.)
    6.05%                          04/11/00             151          (151,476)
  Salomon  Brothers
    (Agreement  dated  03/27/00 to be
    repurchased at $108,831.
    Collateralized by $115,000
    U.S. Treasury Notes 4.75% due 02/15/04.
    The value of the collateral is $109,539.)
    5.85%                          04/13/00             109          (108,619)
  Salomon  Brothers
    (Agreement  dated 02/14/00 to be
    repurchased at $7,822,921.
    Collateralized  by  $8,169,614
    Government  National  Mortgage  Association
    7.00-8.00%  due  03/20/24  to  08/20/25.
    The  value  of the  collateral
    is $8,048,612.)
    5.88%                          04/14/00           7,747        (7,806,471)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           GNMA PORTFOLIO (CONCLUDED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------      ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
  Salomon Brothers
    (Agreement dated 03/23/00 to be
    repurchased at $2,900,515.
    Collateralized by $3,173,164
    Government National Mortgage
    Association 6.50% due 10/15/24.
    The value of the collateral is
    $3,014,837.)
    6.05%                          04/24/00        $  2,885      $ (2,889,364)
                                                                 ------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $12,093,356)                                             $(12,160,281)
                                                                 ============

----------------------
* Cost for Federal income tax purposes is $124,576,761. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                 $   490,604
    Gross unrealized depreciation                                  (2,899,463)
                                                                  -----------
                                                                  $(2,408,859)
                                                                  ===========
**  Rates shown are the rates as of March 31, 2000.

+ Partial principal in the amount of $12,938,501 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $2,206,426 on 95 short U.S. Treasury Notes futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $9,344,000, thereby resulting in an unrealized loss of $186,508.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                                 GNMA PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $124,336,170) .................................   $122,167,902
   Collateral received for securities loaned ................................        374,125
   Interest receivable ......................................................        730,203
   Principal receivable .....................................................         17,603
   Investments sold receivable ..............................................      7,056,875
   Prepaid expenses .........................................................         55,053
                                                                                ------------
          TOTAL ASSETS ......................................................    130,401,761
                                                                                ------------
LIABILITIES
   Payable upon return of securities loaned .................................        374,125
   Investments purchased payable ............................................     14,198,689
   Distributions payable ....................................................        577,335
   Administrative fees payable ..............................................         20,090
   Transfer agent fees payable ..............................................          4,362
   Reverse repurchase agreements payable ....................................     12,160,281
   Futures margin payable ...................................................         16,599
                                                                                ------------
          TOTAL LIABILITIES .................................................     27,351,481
                                                                                ------------
NET ASSETS  (Applicable  to  10,614,690 Institutional  shares,  20,660
   Service shares, 175,878 Investor A shares, 31,593 Investor B shares
   and 5,296 Investor C shares outstanding) .................................   $103,050,280
                                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL, SERVICE
     AND INVESTOR A SHARE ($102,699,875 / 10,811,228) .......................          $9.50
                                                                                       =====
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ..........................          $9.50
                                                                                       =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.50 / 0.96) ...........................................................          $9.90
                                                                                       =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($300,101 / 31,593) .................................          $9.50
                                                                                       =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($50,304 / 5,296) ...................................          $9.50
                                                                                       =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                             MANAGED INCOME PORTFOLIO

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 15.3%
   Overseas Private Investment Co.
     6.84%                         02/15/05        $    726    $      702,235
     6.46%                         12/06/06             175           167,920
     5.92%                         12/16/06           1,751         1,649,416
     6.38%                         12/16/06           1,622         1,552,107
     6.53%                         12/16/06             423           406,859
     6.66%                         12/16/06             923           872,056
     6.87%                         12/16/06             836           798,339
     7.01%                         12/16/06             656           629,469
     7.42%                         12/16/06           1,498         1,498,200
     6.27%                      12/06-05/12           3,352         3,192,539
     5.46%                         05/29/12             439           393,660
     5.79%                         05/29/12             396           354,701
     5.88%                         05/29/12             523           478,623
     6.81%                         05/29/12             558           527,975
     6.91%                         05/29/12           1,489         1,379,057
     7.35%                         05/29/12             391           378,091
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                         02/01/16           5,940         5,502,939
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                         11/10/16           8,572         8,209,646
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%**                       08/15/22           2,888         2,863,211
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                         02/01/17           6,786         6,554,830
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                         06/01/17           2,000         1,943,723
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                         07/01/17          11,715        11,150,352
   Student Loan Marketing Association,
     Series 97-3, Class A2
     6.53%**                       10/25/10           6,300         6,196,641
   U.S. Treasury Bonds
     8.75%                         11/15/08          15,180        16,202,754
    12.75%                         11/15/10           8,725        11,231,241
    14.00%                         11/15/11          13,800        19,309,341
    12.50%                         08/15/14             820         1,163,913
    11.25%                         02/15/15           6,350         9,378,335
    10.63%                         08/15/15           5,560         7,932,603
     9.25%                         02/15/16           6,530         8,490,921
     8.50%                         02/15/20          17,649        22,247,706
   U.S. Treasury Bonds (CPI)
     3.63%                         04/15/28          38,565        38,224,150
     3.88%                         04/15/29          44,500        45,319,815
   U.S. Treasury Notes
     5.88%                         11/15/04          27,190        26,709,890
     4.75%                         11/15/08           9,525         8,607,240
   U.S. Treasury Notes (CPI)
     3.63%                         01/15/08          12,625        12,848,815
                                                               --------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $286,564,723)                                             285,069,313
                                                               --------------



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
MORTGAGE PASS-THROUGHS -- 45.4%
   Federal Home Loan Mortgage Corp.
     9.00%**                       07/01/01        $     19    $       20,123
     7.50%**                    12/06-10/27          11,578        11,543,452
     5.27%**                       10/15/07           4,396         3,962,872
     6.50%**                    03/09-04/30          63,143        59,497,925
     6.45%**                       04/29/09           9,750         9,074,617
     6.00%**                    11/12-07/14           1,622         1,529,722
     7.00%**                    05/26-12/26          21,582        20,766,101
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                      12/11-02/30          95,362        89,585,165
     6.00%                         05/01/14           2,463         2,323,047
   Federal National Mortgage Association
     9.50%                         03/01/05              12            12,781
     6.80%                         07/23/07          12,025        11,652,225
     7.00%                      06/08-05/26           6,183         5,985,226
     6.04%                         02/25/09          26,800        24,784,908
     6.36%                         04/09/09           5,000         4,690,750
     8.00%                         08/01/09           3,565         3,567,580
     6.50%                      02/11-01/29          42,716        40,282,893
     6.00%+                     02/13-08/29         119,368       110,901,594
     5.50%+                     09/13-06/24         256,763       236,302,401
     8.50%                         08/01/14           2,036         2,051,636
     7.50%                      08/29-02/30          38,925        38,116,351
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                         12/01/03           2,734         2,612,891
   Government National Mortgage
     Association
     8.20%                      04/12-05/13             605           621,408
     9.50%                      09/16-10/17             176           184,490
     8.50%                      01/17-11/21             352           360,946
     9.00%                      03/18-11/20             679           703,889
     8.00%                      02/22-03/26           1,830         1,851,572
     7.50%                      04/23-12/29          65,666        65,139,030
     6.50%                      11/23-12/27          63,476        59,905,191
     7.00%                      02/26-09/28          21,272        20,633,565
   Government National Mortgage
     Association II
     9.50%                      05/17-12/24             589           610,750
     7.50%                      01/29-09/29           1,680         1,666,376
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.91%**                       05/25/15           3,506         3,491,122
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                         04/25/28           7,113         7,052,027
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                         04/25/28           5,500         5,491,017
                                                               --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $874,523,987)                                             846,975,643
                                                               --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.7%
   Federal Home Loan Mortgage
     Corp., Series 65,
     Class A (PO)
     4.09%***                      03/15/24           2,585         1,053,450
   Federal Home Loan Mortgage
     Corp. Strip Notes,
     Series 206, Class (PO)
     5.68%***                      12/15/30           5,167         3,395,782


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%***                      07/01/26        $    515    $      386,487
   Federal National Mortgage Association,
     Series 96-3, Class C (PO)
     5.00%***                      02/25/24           1,693           875,187
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%***                      02/25/24           2,259         1,137,810
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     5.00%***                      12/25/23           1,850           822,672
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                      04/25/24           1,630           763,298
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%***                      10/25/29           1,417           642,061
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                     06/15/21          54,665         1,639,940
   Merrill Lynch Mortgage Investors, Inc.,
     Series 97-C1, Class A3
     7.12%                         06/18/29           1,000           978,777
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         07/25/27             464           462,086
                                                               --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $12,656,223)                                               12,157,550
                                                               --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 4.4%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                         09/15/08           3,340         3,057,734
   COMM, Series 99-1, Class A2
     6.46%                         09/15/08           7,833         7,363,469
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                         11/15/28           6,306         5,984,103
   Deutsche Mortgage and Asset
     Receiving Corp., Series 98-C1,
     Class A2
     6.54%                         02/15/08           3,000         2,804,539
   FFCA Secured Lending Corp.,
     Series 98-1, Class A1B
     6.73%                         07/18/13           8,246         7,701,147
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 98-C1,
     Class A3
     6.48%                         01/18/08           1,490         1,405,303
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                         01/25/29           6,200         6,118,439
   Morgan Stanley Capital International, Inc.,
     Series 99-RM1, Class A2
     6.71%                         12/15/31           7,613         7,394,824
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                         11/18/31           1,000           926,627



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
 COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                         11/25/13        $ 13,813    $   12,968,825
   Prudential Securities Secured Financing
     Corp., Series 98-C1, Class A1B
     6.51%                         07/15/08           9,145         8,706,436
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                         12/28/12           9,185         8,702,356
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A3
     6.60%                         01/25/28           9,094         8,741,127
   USGI, Series 87
     7.43%                         12/01/22             892           879,923
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $84,765,035)                                               82,754,852
                                                               --------------
PROJECT LOANS -- 2.2%
   Federal Housing Authority,
     Elmwood Manor
     9.75%                         03/01/32             846           858,067
   Federal Housing Authority, Lakeland
     Nursing
     7.88%                         12/01/34          11,744        11,509,120
   Federal Housing Authority, Meadowbrook
     of Topeka
     8.50%                         08/01/22           1,644         1,631,392
   Federal Housing Authority, Ponds at
     Punaluu
     7.63%                         04/01/37             284           284,380
   Federal Housing Authority, Riverwalk
     8.22%                         06/01/36           1,556         1,542,170
   Federal Housing Authority, University
     Park Apartments
     7.88%                         10/01/37           4,487         4,380,198
   Federal Housing Authority, Washington
     PC94, Non-Public
     6.90%                         02/01/14             888           830,984
   Federal Housing Authority, Whittier
     Rehab at Westborough
     8.13%                         02/28/37           7,102         7,018,160
   Meadows II Apartments, Construction
     Loan Collateral
     7.00%                         12/01/39           3,354         3,154,649
   Meadows II Apartments, Construction
     Loan Commitment
     7.00%                         12/01/00             509           478,940
   Quabbin Valley Healthcare, Construction
     Loan Collateral
     7.66%                         06/01/39             933           901,778
   Quabbin Valley Healthcare, Construction
     Loan Commitment
     7.66%                         03/08/02              39            38,095
   Whittier Rehab at Haverhill,
     Construction Loan Collateral
     7.60%                         12/01/39           8,667         8,340,125
   Whittier Rehab at Haverhill, Construction
     Loan Commitment
     7.60%                         11/01/00             512           492,489
                                                               --------------
TOTAL PROJECT LOANS
  (Cost $42,896,168)                                               41,460,547
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
ASSET BACKED SECURITIES -- 7.8%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                         07/15/13        $ 10,367    $    9,729,013
   Arcadia Automobile Receivables Trust,
     Series 98-C, Class A2
     5.38%**                       02/15/02             440           439,103
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27           3,200         2,842,000
   Boston Edison Company, Series 99-1,
     Class A5
     7.03%                         03/15/12           7,800         7,568,438
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%++                       08/15/05          12,430        12,171,207
   CNL Funding, Series 99-1, Class A1
     7.30%                         03/18/10           4,994         4,920,655
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%**                       03/31/05           1,235         1,223,811
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     7.00%***                      02/18/13           5,098             6,372
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02             207           207,100
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/15/19           5,995         5,724,357
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19           2,311         2,199,002
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                         09/16/02          11,100        10,978,594
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04             562           548,148
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05           2,616         2,507,659
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                         07/15/27           5,534         5,729,286
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                         10/15/27           9,025         9,001,027
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                         01/15/15             287           291,156
   Green Tree Home Improvement Loan
     Trust, Series 96-C, Class HIB1
     7.75%                         06/15/21           5,029         4,969,720
   Green Tree Home Improvement Loan
     Trust, Series 97-A, Class HEM2
     7.90%                         03/15/28           5,150         4,335,656
   Health Care Receivables Securitization
     Program Notes, NPF VI, Series 98-1,
     Class A
     6.22%                         06/01/02          13,800        13,498,125
   Keycorp Student Loan Trust, Series 95-B,
     Class A
     6.36%**                       09/27/24           6,949         6,946,661
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.42%**                       04/15/26             475           474,261



                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
   ASSET BACKED SECURITIES (CONTINUED)
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                         10/15/02        $ 13,094    $   12,914,214
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                         07/11/02           4,759         4,729,894
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                         07/15/06          10,185         9,966,287
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                         01/15/08           2,932         2,856,242
   The Money Store Business Loan Backed
     Securities, Series 97-1, Class A
     6.40%**                       04/15/28           5,556         5,578,429
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.36%                         02/15/24           2,775         2,469,299
   Toyota Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.15%                         08/16/04             225           222,152
                                                               --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $149,450,326)                                             145,047,868
                                                               --------------
CORPORATE BONDS -- 15.7%
AEROSPACE -- 0.3%
   Lockheed Martin Corp.
     8.50%                         12/01/29           5,840         5,851,806
                                                               --------------
AIR TRANSPORTATION -- 0.1%
   Continental Airlines
     7.06%                         03/15/11           2,045         1,942,750
                                                               --------------
FINANCE -- 6.9%
   Allmerica Financial Corp.
     7.63%                         10/15/25           1,640         1,526,645
   American General Institutional Capital
     7.57%                         12/01/45           7,555         6,950,600
     8.13%                         03/15/46           2,800         2,744,000
   Chrysler Corp.
     7.45%                         03/01/27           5,125         5,020,380
   CSW Investments
     6.95%                         08/01/01           7,705         7,658,616
   Dana Credit Corp.
     7.25%                         12/16/02           4,620         4,573,169
   Donaldson, Lufkin and Jenrette, Inc.
     7.07%                         12/13/02          10,250        10,123,660
   FMR Corp.
     7.57%                         06/15/29           3,455         3,308,163
   Golden State Escrow Corp.
     7.00%                         08/01/03          10,300         9,492,686
   Goldman Sachs Group L.P.
     6.25%                         02/01/03           6,030         5,838,495
     6.65%                         05/15/09           4,665         4,311,365
   Great Western Finance
     8.21%                         02/01/27           5,000         4,837,500
   Inter-American Development Bank
     7.38%                         01/15/10           8,600         8,760,270
   Larwin Group - Participation in Asset
     Exchange
     8.00%                         12/01/09              13            12,515
   Lehman Brothers Holdings, Inc.
     7.75%                         01/15/05           1,630         1,625,721
     7.38%                         05/15/07           1,500         1,500,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------    --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Limestone Electron Trust, Sr. Notes,
     Series 144A
     8.63%                         03/15/03        $  8,000    $    8,038,709
   Merrill Lynch & Co., Inc.
     5.75%                         11/04/02           5,165         4,975,341
   MidAmerican Funding, LLC
     6.93%                         03/01/29           8,050         7,142,282
   Morgan Stanley Dean Witter & Co.,
     7.13%                         01/15/03           9,410         9,349,514
   National City Corp.
     6.88%                         05/15/19           1,670         1,490,450
   Paine Webber Group, Inc.
     6.38%                         05/15/04           2,565         2,430,688
   Provident Companies, Inc.
     7.41%                         03/15/38           4,430         3,452,936
   Riggs Capital Trust
     8.63%                         12/31/26             400           346,000
   Riggs Capital Trust II Preferred Securities,
     Series C
     8.88%                         03/15/27           2,000         1,769,469
   Washington Mutual Capital, Inc.
     8.38%                         06/01/27           1,250         1,225,000
   Wells Fargo Capital
     7.73%                         12/01/26           3,490         3,236,975
   Zurich Capital Trust I
     8.38%                         06/01/37           7,090         6,779,813
                                                               --------------
                                                                  128,520,962
                                                               --------------
INDUSTRIAL -- 3.3%
   Atlantic Richfield
     9.88%                         03/01/16           4,885         5,965,806
   DaimlerChrysler North America Holdings
     6.90%                         09/01/04           1,700         1,674,500
   Dayton Hudson Corp.
     5.95%                         06/15/00           3,400         3,394,934
   Dow Chemical Co.
     7.38%                         11/01/29           7,760         7,566,000
   Ford Motor Co.
     7.45%                         07/16/31          14,920        14,463,514
   General Motors
     8.80%                         03/01/21           3,000         3,337,500
   Hyder PLC
     6.75%                         12/15/04           6,500         6,180,265
   Monsanto Co.
     6.50%                         12/01/18           2,080         1,847,040
   Saga Petroleum ASA Debs.
     7.25%                         09/23/27           4,880         4,568,900
   Tyco Intl. Group Corp., S.A.
     5.88%                         11/01/04           2,910         2,713,575
   Union Carbide
     7.88%                         04/01/23           5,345         5,342,681
   Yosemite Securities Trust I
     8.25%                         11/15/04           4,550         4,534,873
                                                               --------------
                                                                   61,589,588
                                                               --------------
                                                     PAR
                                   MATURITY         (000)           VALUE
                                   --------        --------    --------------
CORPORATE BONDS (CONTINUED)
INSURANCE -- 1.2%
   AFC Capital Trust I
     8.21%                         02/03/27        $  5,850    $    5,534,368
   Equitable Cos., Inc.
     9.00%                         12/15/04           5,555         5,895,244
   Florida Windstorm Underwriting
     Association
     7.13%                         02/25/19           5,715         5,349,411
   Liberty Mutual Insurance Co.
     7.88%                         10/15/26           1,700         1,557,625
     7.70%                         10/15/47           5,490         4,632,188
                                                               --------------
                                                                   22,968,836
                                                               --------------
TELECOMMUNICATIONS -- 1.0%
   AT&T Corp.
     6.50%                         03/15/29           5,545         4,820,102
   Time Warner, Inc.
     9.13%                         01/15/13           2,075         2,281,121
     6.63%                         05/15/29           5,140         4,401,125
   US West Capital Funding, Inc.
     6.88%                         07/15/28           3,070         2,701,600
   US West Communications
     7.20%                         11/01/04           4,160         4,128,800
                                                               --------------
                                                                   18,332,748
                                                               --------------
TRANSPORTATION -- 0.1%
   Federal Express Corp.
     6.72%                         01/15/22           2,966         2,759,172
                                                               --------------
YANKEE -- 2.8%
   Abbey National Capital Trust I
     8.96%                         12/29/49           5,940         6,068,127
   Avon Energy Partners Holdings
     6.73%                         12/11/02           1,100         1,080,750
   Bank of Tokyo-Mitsubishi
     8.40%                         04/15/10           2,925         3,038,344
   Empresa Electrica Pehuenche
     7.30%**                       05/01/03          11,000        10,649,926
   Israel Electric Corp. Ltd.
     7.13%                         07/15/05           1,915         1,857,224
   Pemex Finance Ltd.
     9.14%                         08/15/04           4,410         4,478,090
     9.03%                         02/15/11           7,060         7,271,800
   Province of Manitoba
     7.50%                         02/22/10           3,250         3,301,643
   Sun Life Canada Capital Trust
     8.53%                         05/29/49           3,050         2,832,688
   TXU Eastern Funding Co.
     6.15%                         05/15/02           4,345         4,207,565
   United Mexican States
    11.38%                         09/15/16           3,535         4,149,206
   Yorkshire Power Finance
     6.50%                         02/25/08           2,350         2,141,438
                                                               --------------
                                                                   51,076,801
                                                               --------------
TOTAL CORPORATE BONDS
  (Cost $298,964,336)                                             293,042,663
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                  PAR/SHARES
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY         (000)           VALUE
                                   --------        --------      ------------
TAXABLE MUNICIPAL BONDS -- 0.6%
   Los Angeles County Pension Obligation
     Revenue Bond, Series 95D
     6.97%                         06/30/08        $  7,355    $    7,186,128
   New Jersey Economic Development
     Authority State Pension Funding Zero
     Coupon Revenue Bond, Series 97-B
     7.51%***                   02/16-02/17           2,175           666,031
     7.21%***                      02/15/18          14,500         3,878,750
     7.48%***                   02/20-02/22           1,600           340,738
     7.47%***                      02/15/23             225            41,063
                                                               --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $13,243,177)                                               12,112,710
                                                               --------------
PREFERRED STOCK -- 0.5%
  Centaur Funding Corp.,
    Cumulative 144A
    9.08%
    (Cost $8,000,000)                                 8,000         8,232,000
                                                               --------------
PUT OPTION -- 0.0%
  U.S. Treasury Notes, 6.50%,       2/15/10
  expiring 06/21/00
  (Cost $292,242)                                     2,528           253,761
                                                               --------------
SHORT TERM INVESTMENTS -- 7.4%
   Federal Home Loan Bank
     Discount Notes
     5.60%                         04/03/00          28,800        28,791,040
     6.00%                         04/03/00         100,900       100,866,367
   Galileo Money Market Fund                          7,059         7,059,447
                                                               --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $136,716,854)                                             136,716,854
                                                               --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,908,073,071*)                                       $1,863,823,761
                                                               ==============

------------------------
* Cost for Federal income tax purposes is $1,911,419,206. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                $  8,920,132
    Gross unrealized depreciation                                 (56,515,577)
                                                                 ------------
                                                                 $(47,595,445)
                                                                 ============
**  Rates shown are the rates as of March 31, 2000.

*** Rates shown are the effective yields as of March 31,2000.

+ Partial principal in the amount of $116,246,824 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $6,900,000 on 106 long U.S. Treasury Bonds futures contracts and 756 short U.S. Treasury Notes futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $84,322,438, thereby resulting in an unrealized loss of $1,553,936.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            MANAGED INCOME PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,908,073,071) ...............................   $1,863,823,761
   Collateral received for securities loaned ................................      101,289,780
   Interest receivable ......................................................       17,380,113
   Principal receivable .....................................................            1,858
   Investments sold receivable ..............................................        2,968,026
   Capital shares sold receivable ...........................................          199,297
   Prepaid expenses .........................................................           21,828
   Futures margin receivable ................................................           68,381
                                                                                --------------
          TOTAL ASSETS ......................................................    1,985,753,044
                                                                                --------------
LIABILITIES
   Payable upon return of securities loaned .................................      101,289,780
   Investments purchased payable ............................................      135,813,015
   Capital shares redeemed payable ..........................................          176,622
   Distributions payable ....................................................        8,696,855
   Advisory fees payable ....................................................          532,050
   Administrative fees payable ..............................................          299,704
   Transfer agent fees payable ..............................................           41,410
   Other accrued expenses payable ...........................................          187,383
   Deferred dollar roll income ..............................................           23,398
   Reverse repurchase agreements payable ....................................      104,366,867
   Futures margin payable ...................................................           29,562
                                                                                --------------
          TOTAL LIABILITIES .................................................      351,456,646
                                                                                --------------
NET ASSETS (Applicable to 133,026,773  Institutional  shares,  32,483,463
   Service shares, 1,514,704 Investor A shares, 520,344 Investor B shares
   and 1,034 Investor C shares outstanding) .................................   $1,634,296,398
                                                                                ==============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL, SERVICE
     AND INVESTOR A SHARE ($1,629,210,535 / 167,024,940) ....................           $ 9.75
                                                                                        ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ..........................           $ 9.75
                                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.75 / 0.955) ..........................................................           $10.21
                                                                                        ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($5,075,786 / 520,344) ..............................           $ 9.75
                                                                                        ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR C SHARE ($10,077 / 1,034) ...................................           $ 9.75
                                                                                        ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

                                                     PAR**
AS OF MARCH 31, 2000 (UNAUDITED)   MATURITY          (000)           VALUE
                                   --------        --------       -----------
FOREIGN BONDS -- 85.9%
BELGIUM -- 4.0%
   Kingdom of Belgium
     9.00%                         03/28/03        $  3,000       $ 3,199,020
                                                                  -----------
CANADA -- 1.6%
   Canada Trust Company Mortgage
     5.63%                         01/01/02           1,839         1,251,031
                                                                  -----------
DENMARK -- 2.6%
   Kingdom of Denmark
     8.00%                         05/03-03/06       15,000         2,112,771
                                                                  -----------
FRANCE -- 1.8%
   Government of France
     5.50%                         10/25/07           1,524         1,483,543
                                                                  -----------
GERMANY -- 12.6%
   Bundesobligation 126
     4.50%                         02/18/03           5,490         5,233,274
   Bundesrepublic Deutschland
     6.25%                         01/04/30           2,500         2,599,826
   Deutsche Telekom International Financial
     5.25%                         05/20/08               0                 1
   Deutschland Republic
     6.25%                         04/26/06           1,410         1,431,358
   Dresdner Funding Trust II
     5.79%                         06/30/11           1,000           864,918
                                                                  -----------
                                                                   10,129,377
                                                                  -----------
ITALY -- 4.4%
   Buoni Poliennali del Tes
     6.75%                         07/01/07           1,549         1,605,008
   Tecnost International
     5.62%**                       06/23/04           2,000         1,962,452
                                                                  -----------
                                                                    3,567,460
                                                                  -----------
JAPAN -- 9.0%
   Japan Government
     0.90%                         12/22/08         610,000         5,473,435
     2.40%                         03/20/20         175,000         1,749,914
                                                                  -----------
                                                                    7,223,349
                                                                  -----------
NETHERLANDS -- 4.0%
   Government of Netherlands
     5.50%                         01/15/28           3,409         3,186,957
                                                                  -----------
NEW ZEALAND -- 11.1%
   New Zealand Government
     10.00%                        03/15/02          12,000         6,283,931
     5.50%                         04/15/03           5,500         2,618,369
                                                                  -----------
                                                                    8,902,300
                                                                  -----------
NORWAY -- 4.2%
   Norwegian Government
     5.50%                         05/15/09          30,000         3,402,680
                                                                  -----------
SOUTH AFRICA -- 2.9%
   Republic of South Africa
     13.00%                        08/31/10          16,500         2,372,029
                                                                  -----------
SPAIN -- 4.1%
   Bonos y Oblig del Estado
     3.25%                         01/31/05           3,750         3,317,362
                                                                  -----------



                                                     PAR**
                                   MATURITY          (000)           VALUE
                                   --------        --------       -----------
FOREIGN BONDS (CONTINUED)
SWEDEN -- 11.2%
   AB Spintab
     8.50%                         12/19/01        $ 25,000       $ 3,040,795
   Statens Bostadsfinansier
     9.00%                         06/15/01          25,000         3,021,177
   Swedish Government
     6.00%                         02/09/05          25,000         2,978,006
                                                                  -----------
                                                                    9,039,978
                                                                  -----------
UNITED KINGDOM -- 12.4%
   Abbey National Treasury Services
     8.00%                         04/02/03             600           981,540
   Bayerische Landesbank Girozentrale
     7.88%                         12/07/06           1,100         1,856,873
   Federal National Mortgage Association
     Global Bond
     6.88%++                       06/07/02           2,500         3,988,649
   Halifax Building Society PLC
     6.50%                         02/16/04             450           708,804
   OTE PLC
     6.13%                         02/07/07           2,500         2,412,996
                                                                  -----------
                                                                    9,948,862
                                                                  -----------
TOTAL FOREIGN BONDS
  (Cost $72,193,575)                                               69,136,719
                                                                  -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
   U.S. Treasury Notes
     6.50%
     (Cost $164,038)               10/15/06             160           161,517
                                                                  -----------
ASSET BACKED SECURITIES -- 7.3%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                         09/15/02           1,625         1,625,116
   First USA Credit Card Master Trust,
     Series 95-2, Class A
     6.24%**                       04/17/00           3,000         3,008,437
   Sears Credit Account Master Trust,
     Series 94-1, Class A
     7.00%                         01/15/04           1,250         1,249,297
                                                                  -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $5,885,561)                                                 5,882,850
                                                                  -----------
CORPORATE BOND -- 3.6%
   Ford Motor Credit Co.
     6.70%
     (Cost $2,995,674)             07/16/04           3,000         2,913,750
                                                                  -----------
SHORT TERM INVESTMENT -- 4.8%
   Federal Home Loan Bank Discount Notes
     6.00%
     (Cost $3,798,733)             04/03/00           3,800         3,798,733
                                                                  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                                     VALUE
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $85,037,581*) 101.8%$81,893,569

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                        (1.8%)       (1,445,327)
                                                     ------       -----------
NET ASSETS  (Applicable to 6,495,367
  Institutional shares, 344,825
  Service shares, 352,166
  Investor A shares, 270,926
  Investor B shares and 208,117
  Investor C shares
  outstanding)                                       100.0%       $80,448,242
                                                     ======       ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($75,424,137 / 7,192,358)                                            $10.49
                                                                       ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                    $10.49
                                                                       ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.49 / 0.950)                                                     $11.04
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($2,841,513 / 270,926)                                               $10.49
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE (SUBJECT TO
  A CONTINGENT DEFERRED SALES CHARGE
  OF 1.0%) PER INVESTOR C SHARE
  ($2,182,592 / 208,117)                                               $10.49
                                                                       ======

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                 $   701,369
    Gross unrealized depreciation                                  (3,845,381)
                                                                  -----------
                                                                  $(3,144,012)
                                                                  ===========
**  In local currency.

++ Principal amount of securities pledged as collateral of $1,000,000 on 9 long Japanese Notes Futures Contracts expiring June 2000. The value of such contracts on March 31, 2000 was $11,550,849, thereby resulting in an unrealized gain of $81,105.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            HIGH YIELD BOND PORTFOLIO

                                                    NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)                   OF SHARES         VALUE
                                                   ---------     ------------
COMMON STOCKS -- 1.4%
  Completel Europe NV                                28,000      $    558,250
  Nextel Partners, Inc., Class A                     30,000           870,000
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $1,229,607)                                                 1,428,250
                                                                 ------------
PREFERRED STOCK -- 6.4%
  Adelphia Business Solutions, Inc.,
    Series B (PIK) 12.875%                            3,442         3,390,518
  Key Energy Services, Inc. Warrants                  1,000             9,000
  Nextel Communications, Inc., Cumulative
    Series E (PIK) 11.125%                            2,285         2,216,444
  Nextlink Communications, Inc.
    (PIK) 14.00%                                      1,139            57,813
  R&B Falcon Corp. (PIK) 13.875%                      1,000         1,110,000
  Republic Tech Warrants                              1,000                10
                                                                 ------------
TOTAL PREFERRED STOCK
  (Cost $6,648,382)                                                 6,783,785
                                                                 ------------
                                                     PAR
                                   MATURITY         (000)
                                   --------        --------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 1.8%
   Donaldson, Lufkin & Jenrette, Inc.,
     Commercial Mortgage Corp.,
     Series 98-CG1, Class B4
     7.15%**                       01/10/13        $  2,531         1,881,012
     (Cost $2,018,895)                                           ------------

CORPORATE BONDS -- 90.3%
ELECTRONICS -- 3.19%
   Amkor Technologies, Inc.
     10.50%                        05/01/09           2,000         1,960,000
   Condor Systems, Inc., Series 144A
     11.88%                        05/01/09           1,000           477,500
   Knowles Electronics, Inc., Series 144A
     13.13%                        10/01/09           1,000           900,000
                                                                 ------------
                                                                    3,337,500
                                                                 ------------
FINANCIAL -- 3.6%
   Ameriserve Finance, Inc., Series 144A
     12.00%                        09/15/06             500           215,000
   BGLS, Inc., Series B
     15.75%                        01/31/01             700           700,000
   Madison River Capital, Series 144A
     13.25%                        03/01/10           2,000         1,900,000
   PX Escrow Corp., Senior Discount Notes,
     Series 144A (STEP)
     18.23%***                     02/01/06           2,000         1,020,000
                                                                 ------------
                                                                    3,835,000
                                                                 ------------
INDUSTRIAL -- 36.7%
   American Plumbing & Mechanical, Inc.,
     Series B
     11.63%                        10/15/08           1,000           910,000
   Amtran, Inc.
     10.50%                        08/01/04           1,000           890,000
   Bio-Rad Laboratories, Inc., Series 144A
     11.63%                        02/15/07           1,000         1,006,250
   Concentra Operating Corp., Series 144A
     13.00%                        08/15/09           2,000         1,590,000
   Doman Industries Ltd., Sr. Notes
     8.75%                         03/15/04           2,000         1,700,000
   Fountain View, Inc., Series B
     11.25%                        04/15/08           1,000           680,000
   Golden Northwest Aluminum First Mortgage Notes
     12.00%                        12/15/06           1,750         1,824,375



                                                     PAR
                                   MATURITY         (000)            VALUE
                                   --------        --------      ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Hollywood Entertainment Co., Series B
     10.63%                        08/15/04        $  1,000      $    880,000
   Hosiery Corp. of America, Inc., Sr.
     Sub. Notes
     13.75%                        08/01/02             500           520,000
   Huntsman ICI Holdings, LLC (STEP)
     13.00%***                     12/31/09           1,500           450,000
   Iasis Healthcare Corp., Series 144A
     13.00%                        10/15/09           2,000         1,980,000
   Kasper A.S.L. Ltd.
     12.75%                        03/31/04           1,500         1,380,000
   Knology Hldgs., Inc. (STEP)
     14.33%***                     10/15/07           4,000         2,600,000
   Lyondell Chemical Corp.
     10.88%                        05/01/09           2,500         2,325,000
   National Equipment Services Co.,
     Series D
     10.00%                        11/30/04           2,000         1,820,000
   Nebco Evans Hldg. Co. (STEP)
     17.25%***                     07/15/07             800                 0
   Oxford Health Plans, Sr. Notes
     11.00%                        05/15/05           1,000           985,000
   Pogo Producing Co.
     10.38%                        02/15/09           1,450         1,464,500
   Polaroid Corp.
     11.50%                        02/15/06           1,000         1,017,500
   PSINet Inc., Sr. Notes, Series 144A
     10.50%+                       12/01/06           3,000         2,895,000
   Repap New Brunswick Co.
     10.63%                        04/15/05           3,000         2,730,000
   Republic Tech, Sr. Notes, Series 144A
     13.75%                        07/15/09           1,000           250,000
   Revlon Consumer Products
     8.63%                         02/01/08           2,000           880,000
   St. John Knits Intl., Inc.
     12.50%                        07/01/09           1,000           920,000
   Stericycle, Inc.
     12.38%                        11/15/09             500           510,000
   U.S. Home Corp.
     8.88%                         02/15/09           1,000           995,000
   United Industries Corp., Series B
     9.88%                         04/01/09           1,250           875,000
   Verio Inc., Sr. Notes, Series 144A
     10.63%                        11/15/09           1,000           970,000
   Veritas DGC, Inc.
     9.75%                         10/15/03           1,000         1,000,000
   Waterford Gaming LLC, Sr. Notes,
     Series 144A
     9.50%                         03/15/10             980           940,800
   Willis Corroon Corp.
     9.00%                         02/01/09           1,000           780,000
   Woods Equipment Co., Series B
     12.00%                        07/15/09           1,000           880,000
                                                                 ------------
                                                                   38,648,425
                                                                 ------------
OIL & GAS -- 12.4%
   CMS Energy and Atlantic Methanol Co.,
     Series 144A
     10.88                         12/15/04           2,000         1,900,000
   Grey Wolf, Inc., Series C
     8.88%                         07/01/07           3,000         2,707,500
   Key Energy Services, Inc., Series B
     14.00%                        01/15/09           1,000         1,085,000
   R&B Falcon Corp.
     12.25%+                       03/15/06           2,000         2,150,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                     PAR
 AS OF MARCH 31, 2000 (UNAUDITED)  MATURITY         (000)            VALUE
                                   --------        --------      ------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   Swift Energy Co.
     10.25%                        08/01/09        $  1,550      $  1,503,500
   Triton Energy Ltd.
     9.25%                         04/15/05           2,000         1,990,000
   Western Gas Resources Corp.
     10.00%                        06/15/09           1,700         1,700,000
                                                                 ------------
                                                                   13,036,000
                                                                 ------------
RETAIL -- 4.0%
   Mattress Discounters Corp., Series 144A
     12.63%                        07/15/07           1,500         1,365,000
   Sbarro, Inc., Sr. Notes, Series 144A
     11.00%                        09/15/09           1,000           990,000
   Sonic Automotive, Inc., Series B
     11.00%                        08/01/08           2,000         1,820,000
                                                                 ------------
                                                                    4,175,000
                                                                 ------------
SPECIAL PURPOSE -- 3.1%
   Hanger Orthopedic Group
     11.25%                        06/15/09           1,000           770,000
   Penhall Acquisition Corp. (STEP)
     12.00%                        08/01/06           1,500         1,485,000
   Zais Investment Grade Ltd., Series 144A
     9.95%                         09/23/14           1,000           999,900
                                                                 ------------
                                                                    3,254,900
                                                                 ------------
TELECOMMUNICATIONS -- 27.4%
   Alliance Atlantis Communications Inc.,
     Sr. Sub. Notes
     13.00%                        12/15/09           1,500         1,492,500
   Flag Telecommunications Hldg. Ltd.,
     Series 144A
     11.63%                        03/30/10             500           480,000
   Global Crossing Hldg. Ltd., Series 144A
     9.13%                         11/15/06           1,500         1,436,250
   Globenet Communications Group Ltd.,
     Series B
     13.00                         07/15/07           1,500         1,470,000
   Hyperion Telecommunications, Inc., Sr.
     Notes, Series B
     12.25%                        09/01/04           1,350         1,431,000
   IPC Info. Systems (STEP)
     11.92%***                     05/01/08           3,000         2,610,000
   James Cable Partners LP, Series B
     10.75%                        08/15/04           1,000           985,000
   Leap Wireless International, Inc.,
     Series 144A
     12.50%                        04/15/10           1,000         1,012,500
   MGC Communications, Inc., Series 144A
     13.00%+                       04/01/10           3,000         2,932,500
   Nextel Communication, Inc.
     9.38%                         11/15/09           2,000         1,845,000
   Nextel Partners, Inc., Series 144A
     11.00%                        03/15/10           1,500         1,447,500
   Nextlink Communications, Inc., Sr.
     Discount Notes (STEP)
     12.15%***                     12/01/09           3,017         1,568,840
   Spectrasite Hldgs., Inc. (STEP)
     13.96%***                     07/15/08           2,000         1,240,000
   Teligent, Inc.
     11.50%                        12/01/07           2,000         1,800,000
   United Pan-Europe Communications,
     Series 144A
     11.25%                        02/01/10           2,000         1,910,000



                                                  PAR/SHARES
                                   MATURITY         (000)            VALUE
                                   --------        --------      ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   United Pan-Europe Communications
     (STEP)
     12.50%***+                    11/01/09        $  4,000      $  1,960,000
   Versatel Telecom BV, Sr. Notes
     11.88%                        07/15/09             500           490,000
   Voicestream Wireless Holding Co.,
     Series 144A
     10.38%                        11/15/09           1,800         1,800,000
   Worldwide Fiber, Inc., Series 144A
     12.00%                        08/01/09           1,000           950,000
                                                                 ------------
                                                                   28,861,090
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $100,131,473)                                              95,147,915
                                                                 ------------
SHORT TERM INVESTMENT -- 0.1%
   Galileo Money Market Fund
   (Cost $67,259)                                        67            67,259
                                                                 ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $110,095,616*)                                           $105,308,221
                                                                 ============
----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                $ 1,464,171
    Gross unrealized depreciation                                 (6,251,566)
                                                                 -----------
                                                                 $(4,787,395)
                                                                 ===========
**  Rates shown are the rates as of March 31, 2000.

*** Rates shown are the effective yields as of March 31, 2000.

+ Partial principal in the amount of $10,906,000 has been pledged as collateral for reverse repurchase agreements.


                            INVESTMENT ABBREVIATIONS

                           CPI      Consumer Price Index
                           IO       Interest Only
                           PIK      Payment In Kind
                           PO       Principal Only
                           STEP     Step Bonds

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            HIGH YIELD BOND PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $110,095,616) .......................................  $105,308,221
   Collateral received for securities loaned ......................................     4,660,250
   Interest receivable ............................................................     2,543,940
   Investments sold receivable ....................................................     6,446,438
   Capital shares sold receivable .................................................       109,646
   Prepaid expenses ...............................................................        36,565
                                                                                     ------------
          TOTAL ASSETS ............................................................   119,105,060
                                                                                     ------------
LIABILITIES
   Payable upon return of securities loaned .......................................     4,660,250
   Investments purchased payable ..................................................     4,612,200
   Capital shares redeemed payable ................................................        79,809
   Distributions payable ..........................................................       902,392
   Advisory fees payable ..........................................................        31,657
   Administrative fees payable ....................................................        19,111
   Transfer agent fees payable ....................................................         6,182
   Other accrued expenses payable .................................................       193,540
   Reverse repurchase agreements payable ..........................................     8,475,429
                                                                                     ------------
          TOTAL LIABILITIES .......................................................    18,980,570
                                                                                     ------------
NET ASSETS (Applicable to 11 BlackRock shares,  7,820,521  Institutional  shares,
   11 Service shares, 478,397 Investor A shares, 1,783,833 Investor B shares and 543,516 Investor C shares outstanding) .....................................  $100,124,490
                                                                                     ============
NET ASSET VALUE AND REDEMPTION PRICE PER BLACKROCK,
   INSTITUTIONAL, SERVICE AND INVESTOR A SHARE ($78,195,074 / 8,298,940) ..........        $ 9.42
                                                                                           ======
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND SERVICE SHARE .....................        $ 9.42
                                                                                           ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.42 / 0.95) .................................................................        $ 9.92
                                                                                           ======
NET ASSET VALUE AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($16,809,502 / 1,783,833) .................................        $ 9.42
                                                                                           ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,119,914 / 543,516) ....................................        $ 9.42
                                                                                           ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF OPERATIONS

                                                                    INTERMEDIATE
                                                 LOW DURATION        GOVERNMENT      INTERMEDIATE        CORE          GOVERNMENT
                                                     BOND               BOND             BOND            BOND            INCOME
FOR THE PERIOD ENDED MARCH 31, 2000 (UNAUDITED)    PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                --------------     -------------     ------------     ------------     -----------
Investment income:
   Interest ...................................  $11,538,706       $13,869,467       $24,021,581       $ 37,370,235     $1,733,394
   Dividends ..................................           --                --                --            188,410             --
                                                 -----------       -----------       -----------       ------------     ----------
     Total investment income ..................   11,538,706        13,869,467        24,021,581         37,558,645      1,733,394
                                                 -----------       -----------       -----------       ------------     ----------
Expenses:
   Investment advisory fee ....................      693,970         1,022,843         1,530,748          2,551,509        100,064
   Administration fee .........................      266,216           470,508           637,913          1,029,605         46,029
   Custodian fee ..............................       38,217            42,412            65,764             91,462         12,034
   Transfer agent fee .........................       40,731            70,240            88,613            159,097         35,788
   Shareholders servicing fees ................       26,694            34,466            23,110             77,785         50,136
   Shareholders processing fees ...............       20,850            28,330            20,893             65,537         30,081
   Distribution fees ..........................       34,439             6,096             5,372             68,114        127,188
   Legal and audit ............................        4,047             6,237            10,152             13,041            801
   Printing ...................................        8,398            19,744            21,759             36,850          1,559
   Registration fees and expenses .............       23,864            23,133            24,997             26,028         15,626
   Trustees' fees and officers' salary ........        2,602             3,574             4,676              7,148            375
   Other ......................................        4,833             6,637             8,687             13,277            696
                                                 -----------       -----------       -----------       ------------     ----------
                                                   1,164,861         1,734,220         2,442,684          4,139,453        420,377
   Less fees waived ...........................     (387,359)         (433,949)         (631,613)        (1,227,265)       (78,843)
                                                 -----------       -----------       -----------       ------------     ----------
     Total operating expenses .................      777,502         1,300,271         1,811,071          2,912,188        341,534
                                                 -----------       -----------       -----------       ------------     ----------
   Interest expense ...........................    2,255,254           258,382         2,819,123          2,069,404        353,323
                                                 -----------       -----------       -----------       ------------     ----------
     Total expenses ...........................    3,032,756         1,558,653         4,630,194          4,981,592        694,857
                                                 -----------       -----------       -----------       ------------     ----------
   Net investment income ......................    8,505,950        12,310,814        19,391,387         32,577,053      1,038,537
                                                 -----------       -----------       -----------       ------------     ----------
Realized and unrealized gain (loss) on
   investments and foreign  currency
   transactions:
   Net realized gain (loss) from:
      Investment transactions .................   (1,383,734)       (3,079,901)       (8,170,154)       (14,853,345)      (864,517)
      Futures and options .....................      345,071           254,536           446,971          1,711,088        181,114
      Foreign currency and forward
        foreign currency transactions .........      (20,385)               --                --                 --             --
                                                 -----------       -----------       -----------       ------------     ----------
                                                  (1,059,048)       (2,825,365)       (7,723,183)       (13,142,257)      (683,403)
                                                 -----------       -----------       -----------       ------------     ----------
Changes in unrealized appreciation
   (depreciation) from:
      Investments .............................   (1,349,238)       (2,061,821)         (624,991)         6,027,908       (146,638)
      Future contracts ........................      (63,585)         (263,031)           19,596            (31,414)       112,084
      Foreign currency and forward
        foreign currency transactions .........        5,149                --                --                 --             --
                                                 -----------       -----------       -----------       ------------     ----------
                                                  (1,407,674)       (2,324,852)         (605,395)         5,996,494        (34,554)
                                                 -----------       -----------       -----------       ------------     ----------
Net gain (loss) on investments and
   foreign currency transactions ..............   (2,466,722)       (5,150,217)       (8,328,578)        (7,145,763)      (717,957)
                                                 -----------       -----------       -----------       ------------     ----------
Net increase in net assets
   resulting from operations ..................  $ 6,039,228       $ 7,160,597       $11,062,809       $ 25,431,290     $  320,580
                                                 ===========       ===========       ===========       ============     ==========

                                                                       MANAGED         INTERNATIONAL      HIGH YEILD
                                                      GNMA             INCOME              BOND              BOND
                                                    PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                  -------------      ------------      -------------     -------------
Investment income:
   Interest ...................................    $ 4,312,338       $ 60,583,101       $ 1,943,225       $ 5,307,844
   Dividends ..................................             --            363,200                --           484,189
                                                   -----------       ------------       -----------       -----------
     Total investment income ..................      4,312,338         60,946,301         1,943,225         5,792,033
                                                   -----------       ------------       -----------       -----------
Expenses:
   Investment advisory fee ....................        291,966          3,783,646           200,976           228,666
   Administration fee .........................        122,095          1,641,984            84,045           105,186
   Custodian fee ..............................         18,847            136,848            25,510            11,010
   Transfer agent fee .........................         18,370            263,046            17,800            24,472
   Shareholders servicing fees ................          2,354            238,423            12,947            30,657
   Shareholders processing fees ...............          1,451            228,321             8,883            18,393
   Distribution fees ..........................          1,076             21,216            18,957            74,962
   Legal and audit ............................          1,831             21,959             1,009            89,352
   Printing ...................................         13,469             67,472             1,889             1,525
   Registration fees and expenses .............         23,362             24,992            22,469            10,616
   Trustees' fees and officers' salary ........            911             12,676               542               306
   Other ......................................          1,694             23,545             1,007               948
                                                   -----------       ------------       -----------       -----------
                                                       497,426          6,464,128           396,034           596,093
   Less fees waived ...........................       (173,396)          (868,472)             (337)         (143,391)
                                                   -----------       ------------       -----------       -----------
     Total operating expenses .................        324,030          5,595,656           395,697           452,702
                                                   -----------       ------------       -----------       -----------
   Interest expense ...........................        439,501          6,112,124                --           212,934
                                                   -----------       ------------       -----------       -----------
     Total expenses ...........................        763,531         11,707,780           395,697           665,636
                                                   -----------       ------------       -----------       -----------
   Net investment income ......................      3,548,807         49,238,521         1,547,528         5,126,397
                                                   -----------       ------------       -----------       -----------
Realized and unrealized gain (loss) on
   investments and foreign  currency
   transactions:
   Net realized gain (loss) from:
      Investment transactions .................       (403,208)       (28,016,826)         (422,406)         (745,209)
      Futures and options .....................        639,051            (46,347)          564,826                --
      Foreign currency and forward
        foreign currency transactions .........             --          3,158,110         1,921,544                --
                                                   -----------       ------------       -----------       -----------
                                                       235,843        (24,905,063)        2,063,964          (745,209)
                                                   -----------       ------------       -----------       -----------
Changes in unrealized appreciation
   (depreciation) from:
      Investments .............................     (1,178,275)         6,873,693        (2,605,442)       (2,185,686)
      Future contracts ........................       (173,868)        (1,766,494)         (345,123)               --
      Foreign currency and forward
        foreign currency transactions .........             --              8,839           911,930                --
                                                   -----------       ------------       -----------       -----------
                                                    (1,352,143)         5,116,038        (2,038,635)       (2,185,686)
                                                   -----------       ------------       -----------       -----------
Net gain (loss) on investments and
   foreign currency transactions ..............    $(1,116,300)       (19,789,025)           25,329        (2,930,895)
                                                   -----------       ------------       -----------       -----------
Net increase in net assets
   resulting from operations ..................    $ 2,432,507       $ 29,449,496       $ 1,572,857       $ 2,195,502
                                                   ===========       ============       ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48-49

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2000 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ......................................  $  11,065,368
   Operating expenses paid .........................................       (816,170)
   Interest expense paid ...........................................     (2,255,254)
                                                                      -------------
Net increase in cash from operating activities .....................      7,993,944
                                                                      -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................   (444,623,961)
   Proceeds from disposition of long-term portfolio investments ....    402,186,242
   Net proceeds from disposition of short-term investments .........        316,996
                                                                      -------------
Net decrease in cash from investing activities .....................    (42,120,723)
                                                                      -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................     (6,052,008)
   Net borrowing relative to reverse repurchase agreements .........    (13,647,308)
   Proceeds related to capital stock purchases .....................    124,880,861
   Cash paid related to capital stock redemptions ..................    (71,054,766)
                                                                      -------------
Net increase in cash from financing activities .....................     34,126,779
                                                                      -------------
Net increase (decrease) in cash ....................................             --
Cash at beginning of year ..........................................             --
                                                                      -------------
Cash at end of period ..............................................  $          --
                                                                      =============

Net increase in net assets resulting from operations ...............  $   6,039,228
Adjustments:
   Increase in interest receivable .................................       (367,405)
   Amortization of premium and accretion of discount ...............       (105,933)
   Decrease in accrued expenses ....................................        (27,692)
   Increase in prepaid expenses ....................................        (10,976)
   Net realized and changes in unrealized gain (loss) on investments      2,466,722
                                                                      -------------
Total adjustments ..................................................      1,954,716
                                                                      -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................  $   7,993,944
                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2000 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ......................................      $  24,638,455
   Operating expenses paid .........................................         (1,813,629)
   Interest expense paid ...........................................         (2,819,123)
                                                                          -------------
Net increase in cash from operating activities .....................         20,005,703
                                                                          -------------

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................       (965,675,962)
   Proceeds from disposition of long-term portfolio investments ....        889,773,491
   Net proceeds from disposition of short-term investments .........           (577,999)
                                                                          -------------
Net decrease in cash from investing activities .....................        (76,480,470)
                                                                          -------------

Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................        (17,330,172)
   Net borrowing relative to reverse repurchase agreements .........        (71,499,365)
   Proceeds related to capital stock purchases .....................        214,367,165
   Cash paid related to capital stock redemptions ..................        (69,062,861)
                                                                          -------------
Net increase in cash from financing activities .....................         56,474,767
                                                                          -------------
Net increase (decrease) in cash ....................................                 --
Cash at beginning of year ..........................................                 --
                                                                          -------------
Cash at end of period ..............................................      $          --
                                                                          =============

Net increase in net assets resulting from operations ...............      $  11,062,809
Adjustments:
   Decrease in interest receivable .................................            504,849
   Amortization of premium and accretion of discount ...............            112,025
   Increase in accrued expenses ....................................             12,281
   Increase in prepaid expenses ....................................            (14,839)
   Net realized and change in unrealized gain (loss) on investments           8,328,578
                                                                          -------------

Total adjustments ..................................................          8,942,894
                                                                          -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................      $  20,005,703
                                                                          =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           GOVERNMENT INCOME PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2000 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ......................................      $  2,116,875
   Operating expenses paid .........................................          (368,665)
   Interest expense paid ...........................................          (353,323)
                                                                          ------------
Net increase in cash from operating activities .....................         1,394,887
                                                                          ------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................       (46,033,782)
   Proceeds from disposition of long-term portfolio investments ....        71,712,079
   Net proceeds from disposition of short-term investments .........            10,203
                                                                          ------------
Net increase in cash from investing activities .....................        25,688,500
                                                                          ------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................          (521,356)
   Net borrowing relative to reverse repurchase agreements .........       (17,156,676)
   Proceeds related to capital stock purchases .....................         5,844,631
   Cash paid relate to capital stock redemptions ...................       (15,249,986)
                                                                          ------------
Net decrease in cash from financing activities .....................       (27,083,387)
                                                                          ------------
Net increase (decrease) in cash ....................................                --
Cash at beginning of year ..........................................                --
                                                                          ------------
Cash at end of period ..............................................      $         --
                                                                          ============

Net increase in net assets resulting from operations ...............      $    320,580
Adjustments:
   Decrease in interest receivable .................................           386,976
   Amortization of premium and accretion of discount ...............            (3,495)
   Decrease in accrued expenses ....................................           (27,582)
   Decrease in prepaid expenses ....................................               451
   Net realized and changes in unrealized gain (loss) on investments           717,957
                                                                          ------------
Total adjustments ..................................................         1,074,307
                                                                          ------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................      $  1,394,887
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                                 GNMA PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2000 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ......................................      $  4,555,229
   Operating expenses paid .........................................          (322,464)
   Interest expense paid ...........................................          (439,501)
                                                                          ------------
Net increase in cash from operating activities .....................         3,793,264
                                                                          ------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................       (91,997,854)
   Proceeds from disposition of long-term portfolio investments ....       108,090,142
   Net proceeds from disposition of short-term investments .........           (22,560)
                                                                          ------------
Net increase in cash from investing activities .....................        16,069,728
                                                                          ------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................        (3,556,485)
   Net borrowing relative to reverse repurchase agreements .........        (8,726,643)
   Proceeds related to capital stock purchases .....................        10,366,116
   Cash paid related to capital stock redemptions ..................       (17,945,980)
                                                                          ------------
Net decrease in cash from financing activities .....................       (19,862,992)
                                                                          ------------
Net increase (decrease) in cash ....................................                --
Cash at beginning of year ..........................................                --
                                                                          ------------
Cash at end of period ..............................................      $         --
                                                                          ============

Net increase in net assets resulting from operations ...............      $  2,432,507
Adjustments:
   Decrease in interest receivable .................................           256,552
   Amortization of premium and accretion of discount ...............           (13,661)
   Decrease in accrued expenses ....................................            (4,946)
   Decrease in prepaid expenses ....................................             6,512
   Net realized and changes in unrealized gain (loss) on investments         1,116,300
                                                                          ------------
Total adjustments ..................................................         1,360,757
                                                                          ------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................      $  3,793,264
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2000 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ......................................    $    61,001,259
   Operating expenses paid .........................................         (5,647,302)
   Interest expense paid ...........................................         (6,112,124)
                                                                        ---------------
Net increase in cash from operating activities .....................         49,241,833
                                                                        ---------------

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................     (1,910,094,493)
   Proceeds from disposition of long-term portfolio investments ....      2,092,297,312
   Net proceeds from disposition of short-term investments .........       (133,195,557)
                                                                        ---------------
Net increase in cash from investing activities .....................         49,007,262
                                                                        ---------------

Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................        (46,570,489)
   Net borrowing relative to reverse repurchase agreements .........       (158,118,334)
   Proceeds related to capital stock purchases .....................        646,929,467
   Cash paid related to capital stock redemptions ..................       (540,349,463)
                                                                        ---------------
Net decrease in cash from financing activities .....................        (98,108,819)
                                                                        ---------------
Net increase in cash ...............................................            140,276
Cash at beginning of year ..........................................           (140,276)
                                                                        ---------------
Cash at end of period ..............................................    $            --
                                                                        ===============

Net increase in net assets resulting from operations ...............    $    29,116,850
Adjustments:
   Decrease in interest receivable .................................            178,571
   Amortization of premium and accretion of discount ...............            (80,284)
   Decrease in accrued expenses ....................................            (35,813)
   Increase in prepaid expenses ....................................            (15,833)
   Net realized and changes in unrealized gain (loss) on investments         20,078,342
                                                                        ---------------
Total adjustments ..................................................         20,124,983
                                                                        ---------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................    $    49,241,833
                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             LOW DURATION                INTERMEDIATE GOVERNMENT
                                                                            BOND PORTFOLIO                   BOND PORTFOLIO
                                                                    -------------------------------  -----------------------------
                                                                      FOR THE                          FOR THE
                                                                    SIX MONTHS            FOR THE    SIX MONTHS         FOR THE
                                                                       ENDED            YEAR ENDED      ENDED          YEAR ENDED
                                                                      3/31/00             9/30/99      3/31/00          9/30/99
                                                                    ------------       ------------  ------------     ------------
                                                                    (UNAUDITED)                      (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................................... $  8,505,950       $ 17,395,274  $ 12,310,814     $ 26,062,068
    Net realized gain (loss) on investments, futures
      and foreign currency related transactions ...................   (1,059,048)           (98,433)   (2,825,365)      (3,095,084)
    Net unrealized gain (loss) on investments, futures contracts
      and foreign currency related transactions ...................   (1,407,674)        (6,133,725)   (2,324,852)     (19,730,988)
                                                                    ------------       ------------  ------------     ------------
    Net increase (decrease) in net assets resulting from operations    6,039,228         11,163,116     7,160,597        3,235,996
                                                                    ------------       ------------  ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................................   (3,026,427)        (6,048,576)           --               --
    Institutional Class ...........................................   (4,731,654)       (10,205,420)  (11,179,076)     (23,884,375)
    Service Class .................................................     (473,501)          (982,999)     (756,663)      (1,570,838)
    Investor A Class ..............................................      (71,779)          (146,545)     (268,972)        (566,000)
    Investor B Class ..............................................     (199,265)          (153,762)      (27,611)         (25,528)
    Investor C Class ..............................................      (27,848)           (33,050)       (9,973)         (15,327)
                                                                    ------------       ------------  ------------     ------------
    Total distributions from net investment income ................   (8,530,474)       (17,570,352)  (12,242,295)     (26,062,068)
                                                                    ------------       ------------  ------------     ------------
Net realized gains:
    BlackRock Class ...............................................           --                 --            --               --
    Institutional Class ...........................................           --                 --      (531,362)      (3,300,185)
    Service Class .................................................           --                 --       (36,299)        (226,970)
    Investor A Class ..............................................           --                 --       (18,784)         (64,227)
    Investor B Class ..............................................           --                 --        (1,376)          (3,359)
    Investor C Class ..............................................           --                 --          (659)          (2,283)
                                                                    ------------       ------------  ------------     ------------
    Total distributions from net realized gains ...................           --                 --      (588,480)      (3,597,024)
                                                                    ------------       ------------  ------------     ------------
    Total distributions to shareholders ...........................   (8,530,474)       (17,570,352)  (12,830,775)     (29,659,092)
                                                                    ------------       ------------  ------------     ------------
Capital share transactions ........................................   55,772,746        (57,491,456)  (21,940,629)     (29,475,513)
                                                                    ------------       ------------  ------------     ------------
    Total increase (decrease) in net assets .......................   53,281,500        (63,898,692)  (27,610,807)     (55,898,609)
                                                                    ------------       ------------  ------------     ------------
Net assets:
    Beginning of period ...........................................  265,464,295        329,362,987   424,119,690      480,018,299
                                                                    ------------       ------------  ------------     ------------
    End of period ................................................. $318,745,795       $265,464,295  $396,508,883     $424,119,690
                                                                    ============       ============  ============     ============

                                                                             INTERMEDIATE                        CORE
                                                                            BOND PORTFOLIO                   BOND PORTFOLIO
                                                                     ----------------------------   --------------------------------
                                                                       FOR THE                         FOR THE
                                                                      SIX MONTHS        FOR THE       SIX MONTHS       FOR THE
                                                                        ENDED         YEAR ENDED         ENDED       YEAR ENDED
                                                                       3/31/00          9/30/99         3/31/00        9/30/99
                                                                     ------------    ------------   --------------   ------------
                                                                     (UNAUDITED)                      (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................................  $ 19,391,387    $ 33,817,480   $   32,577,053   $ 54,742,132
    Net realized gain (loss) on investments, futures
      and foreign currency related transactions ...................    (7,723,183)     (4,101,046)     (13,142,257)   (10,417,663)
    Net unrealized gain (loss) on investments, futures contracts
      and foreign currency related transactions ...................      (605,395)    (23,607,390)       5,996,494    (46,267,712)
                                                                     ------------    ------------   --------------   ------------
    Net increase (decrease) in net assets resulting from operations    11,062,809       6,109,044       25,431,290     (1,943,243)
                                                                     ------------    ------------   --------------   ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................................    (3,333,628)     (2,641,213)      (5,784,502)    (7,653,342)
    Institutional Class ...........................................   (15,511,087)    (29,342,529)     (24,357,591)   (41,755,750)
    Service Class .................................................      (715,836)     (1,493,193)      (1,916,817)    (4,174,386)
    Investor A Class ..............................................       (90,319)       (132,451)        (188,703)      (341,839)
    Investor B Class ..............................................       (25,668)        (30,269)        (351,386)      (640,192)
    Investor C Class ..............................................       (11,056)         (7,995)        (117,640)      (249,542)
                                                                     ------------    ------------   --------------   ------------
    Total distributions from net investment income ................   (19,687,594)    (33,647,650)     (32,716,639)   (54,815,051)
                                                                     ------------    ------------   --------------   ------------
Net realized gains:
    BlackRock Class ...............................................        (2,426)       (510,365)        (241,923)   (13,815,881)
    Institutional Class ...........................................       (25,959)     (5,190,232)      (1,056,940)    (2,995,248)
    Service Class .................................................        (1,333)       (290,823)         (96,076)    (1,570,759)
    Investor A Class ..............................................          (216)        (21,977)          (9,978)      (119,321)
    Investor B Class ..............................................           (57)         (1,947)         (21,048)      (277,734)
    Investor C Class ..............................................           (24)           (132)          (6,041)       (73,497)
                                                                     ------------    ------------   --------------   ------------
    Total distributions from net realized gains ...................       (30,015)     (6,015,476)      (1,432,006)   (18,852,440)
                                                                     ------------    ------------   --------------   ------------
    Total distributions to shareholders ...........................   (19,717,609)    (39,663,126)     (34,148,645)   (73,667,491)
                                                                     ------------    ------------   --------------   ------------
Capital share transactions ........................................   146,913,187      13,472,500      234,803,435    187,075,237
                                                                     ------------    ------------   --------------   ------------
    Total increase (decrease) in net assets .......................   138,258,387     (20,081,582)     226,086,080    111,464,503
                                                                     ------------    ------------   --------------   ------------
Net assets:
    Beginning of period ...........................................   546,662,911     566,744,493      966,998,858    855,534,355
                                                                     ------------    ------------   --------------   ------------
    End of period .................................................  $684,921,298    $546,662,911   $1,193,084,938   $966,998,858
                                                                     ============    ============   ==============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56-57

                                 BLACKROCK FUNDS


                                                           GOVERNMENT                      GNMA
                                                        INCOME PORTFOLIO                 PORTFOLIO
                                                  --------------------------    ---------------------------
                                                    FOR THE                       FOR THE
                                                  SIX MONTHS       FOR THE      SIX MONTHS        FOR THE
                                                     ENDED       YEAR ENDED        ENDED        YEAR ENDED
                                                    3/31/00        9/30/99        3/31/00         9/30/99
                                                  -----------    -----------    ------------   ------------
                                                  (UNAUDITED)                   (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .....................   $ 1,038,537    $ 2,018,590    $  3,548,807   $  7,090,642
    Net realized gain (loss)on investments,
      futures, and foreign currency related
      transactions ............................      (683,403)    (1,150,263)        235,843       (752,640)
    Net unrealized gain (loss) on investments,
      futures contracts and foreign
      currency related transactions ...........       (34,554)    (1,798,171)     (1,352,143)    (4,917,470)
                                                  -----------    -----------    ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ...............       320,580       (929,844)      2,432,507      1,420,532
                                                  -----------    -----------    ------------   ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...........................            --             --              --             --
    Institutional Class .......................            --             --      (3,507,803)    (6,866,829)
    Service Class .............................            --             --          (4,125)        (2,614)
    Investor A Class ..........................      (190,960)      (362,323)        (48,078)       (60,535)
    Investor B Class ..........................      (861,180)    (1,504,558)         (6,877)       (10,508)
    Investor C Class ..........................       (51,076)      (119,390)           (798)          (485)
                                                  -----------    -----------    ------------   ------------
    Total distributions from net investment
      income ..................................    (1,103,216)    (1,986,271)     (3,567,681)    (6,940,971)
                                                  -----------    -----------    ------------   ------------
  Capital:
    BlackRock Class ...........................            --             --              --             --
    Institutional Class .......................            --             --              --             --
    Service Class .............................            --             --              --             --
    Investor A Class ..........................            --        (44,311)             --             --
    Investor B Class ..........................            --       (229,401)             --             --
    Investor C Class ..........................            --        (16,072)             --             --
                                                  -----------    -----------    ------------   ------------
    Total distributions from capital ..........            --       (289,784)             --             --
                                                  -----------    -----------    ------------   ------------
  Net realized gains:
    BlackRock Class ...........................            --             --              --             --
    Institutional Class .......................            --             --        (204,646)      (216,280)
    Service Class .............................            --             --            (184)            --
    Investor A Class ..........................            --       (101,189)         (2,752)        (1,241)
    Investor B Class ..........................            --       (445,394)           (473)          (413)
    Investor C Class ..........................            --        (37,364)            (48)            (1)
                                                  -----------    -----------    ------------   ------------
    Total distributions from net realized gains            --       (583,947)       (208,103)      (217,935)
                                                  -----------    -----------    ------------   ------------
    Total distributions to shareholders .......    (1,103,216)    (2,860,002)     (3,775,784)    (7,158,906)
                                                  -----------    -----------    ------------   ------------
Capital share transactions ....................    (8,877,361)    14,927,649      (7,121,283)    (1,486,779)
                                                  -----------    -----------    ------------   ------------
    Total increase (decrease) in net assets ...    (9,659,997)    11,137,803      (8,464,560)    (7,225,153)
                                                  -----------    -----------    ------------   ------------
Net assets:
    Beginning of period .......................    43,898,991     32,761,188     111,514,840    118,739,993
                                                  -----------    -----------    ------------   ------------
    End of period .............................   $34,238,994    $43,898,991    $103,050,280   $111,514,840
                                                  ===========    ===========    ============   ============

                                                               MANAGED                       INTERNATIONAL
                                                          INCOME PORTFOLIO                  BOND PORTFOLIO
                                                  --------------------------------    -------------------------
                                                      FOR THE                            FOR THE
                                                    SIX MONTHS         FOR THE         SIX MONTHS     FOR THE
                                                      ENDED           YEAR ENDED          ENDED     YEAR ENDED
                                                     3/31/00            9/30/99          3/31/00      9/30/99
                                                  --------------    --------------    -----------   -----------
                                                   (UNAUDITED)                        (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .....................   $   49,238,521    $   96,562,007    $ 1,547,528   $ 2,188,509
    Net realized gain (loss)on investments,
      futures, and foreign currency related
      transactions ............................      (24,905,063)       (9,274,264)     2,063,964       (74,616)
    Net unrealized gain (loss) on investments,
      futures contracts and foreign
      currency related transactions ...........        5,116,038       (79,872,030)    (2,038,635)   (1,551,469)
                                                  --------------    --------------    -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations ...............       29,449,496         7,415,713      1,572,857       562,424
                                                  --------------    --------------    -----------   -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...........................               --                --             --            --
    Institutional Class .......................      (40,578,024)      (79,275,756)    (2,457,917)   (2,894,971)
    Service Class .............................       (8,686,562)      (16,129,657)      (145,680)     (158,774)
    Investor A Class ..........................         (434,518)         (938,291)      (116,618)     (107,062)
    Investor B Class ..........................         (144,134)         (267,898)       (93,769)      (88,432)
    Investor C Class ..........................             (246)           (1,887)       (80,283)      (80,994)
                                                  --------------    --------------    -----------   -----------
    Total distributions from net investment
      income ..................................      (49,843,484)      (96,613,489)    (2,894,267)   (3,330,233)
                                                  --------------    --------------    -----------   -----------
  Capital:
    BlackRock Class ...........................               --                --             --            --
    Institutional Class .......................               --                --             --            --
    Service Class .............................               --                --             --            --
    Investor A Class ..........................               --                --             --            --
    Investor B Class ..........................               --                --             --            --
    Investor C Class ..........................               --                --             --            --
                                                  --------------    --------------    -----------   -----------
    Total distributions from capital ..........               --                --             --            --
                                                  --------------    --------------    -----------   -----------
  Net realized gains:
    BlackRock Class ...........................               --                --             --            --
    Institutional Class .......................       (2,991,619)      (19,011,738)      (662,036)           --
    Service Class .............................         (658,497)       (3,866,356)       (41,498)           --
    Investor A Class ..........................          (35,544)         (252,718)       (32,042)           --
    Investor B Class ..........................          (13,390)          (71,999)       (28,940)           --
    Investor C Class ..........................               --                --        (26,893)           --
                                                  --------------    --------------    -----------   -----------
    Total distributions from net realized gains       (3,699,050)      (23,202,811)      (791,409)           --
                                                  --------------    --------------    -----------   -----------
    Total distributions to shareholders .......      (53,542,534)     (119,816,300)    (3,685,676)   (3,330,233)
                                                  --------------    --------------    -----------   -----------
Capital share transactions ....................      113,545,694        45,013,063     12,211,897    22,619,783
                                                  --------------    --------------    -----------   -----------
    Total increase (decrease) in net assets ...       89,452,656       (67,387,524)    10,099,078    19,851,974
                                                  --------------    --------------    -----------   -----------
Net assets:
    Beginning of period .......................    1,544,843,742     1,612,231,266     70,349,164    50,497,190
                                                  --------------    --------------    -----------   -----------
    End of period .............................   $1,634,296,398    $1,544,843,742    $80,448,242   $70,349,164
                                                  ==============    ==============    ===========   ===========

                                                           HIGH YIELD
                                                         BOND PORTFOLIO
                                                  -------------------------------
                                                     FOR THE
                                                   SIX MONTHS       FOR THE
                                                      ENDED     PERIOD 11/19/98 1
                                                     3/31/00     THROUGH 9/30/99
                                                  ------------  -----------------
                                                   (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .....................   $  5,126,397   $ 5,487,273
    Net realized gain (loss)on investments,
      futures, and foreign currency related
      transactions ............................       (745,209)     (683,582)
    Net unrealized gain (loss) on investments,
      futures contracts and foreign
      currency related transactions ...........     (2,185,686)   (2,601,709)
                                                  ------------   -----------
    Net increase (decrease) in net assets
      resulting from operations ...............      2,195,502     2,201,982
                                                  ------------   -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...........................             (6)           (8)
    Institutional Class .......................     (3,956,726)   (4,262,789)
    Service Class .............................             (6)           (8)
    Investor A Class ..........................       (261,397)     (231,248)
    Investor B Class ..........................       (793,823)     (554,384)
    Investor C Class ..........................       (275,475)     (124,941)
                                                  ------------   -----------
    Total distributions from net investment
      income ..................................     (5,287,433)   (5,173,378)
                                                  ------------   -----------
  Capital:
    BlackRock Class ...........................             --            --
    Institutional Class .......................             --            --
    Service Class .............................             --            --
    Investor A Class ..........................             --            --
    Investor B Class ..........................             --            --
    Investor C Class ..........................             --            --
                                                  ------------   -----------
    Total distributions from capital ..........             --            --
                                                  ------------   -----------
  Net realized gains:
    BlackRock Class ...........................             --
    Institutional Class .......................             --            --
    Service Class .............................             --            --
    Investor A Class ..........................             --            --
    Investor B Class ..........................             --            --
    Investor C Class ..........................             --            --
                                                  ------------   -----------
    Total distributions from net realized gains             --            --
                                                  ------------   -----------
    Total distributions to shareholders .......     (5,287,433)   (5,173,378)
                                                  ------------   -----------
Capital share transactions ....................     19,891,410    86,296,407
                                                  ------------   -----------
    Total increase (decrease) in net assets ...     16,799,479    83,325,011
                                                  ------------   -----------
Net assets:
    Beginning of period .......................     83,325,011            --
                                                  ------------   -----------
    End of period .............................   $100,124,490   $83,325,011
                                                  ============   ===========


-------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58-59

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                  NET GAIN                   DISTRIBUTIONS                DISTRIBUTIONS   NET
                               ASSET                 (LOSS) ON    DISTRIBUTIONS   IN EXCESS    DISTRIBUTIONS   IN EXCESS    ASSET
                               VALUE       NET      INVESTMENTS     FROM NET        OF NET        FROM NET       OF NET      VALUE
                             BEGINNING INVESTMENT (BOTH REALIZED   INVESTMENT     INVESTMENT      REALIZED      REALIZED    END OF
                             OF PERIOD   INCOME   AND UNREALIZED)    INCOME         INCOME          GAINS         GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6     $ 9.82    $  0.30        $(0.09)       $(0.31)        $  --         $   --         $  --      $ 9.72
9/30/99                        10.03       0.61         (0.22)        (0.60)           --             --            --        9.82
9/30/98                         9.89       0.59          0.12         (0.57)           --             --            --       10.03
6/3/97 1 through 9/30/97        9.82       0.19          0.07         (0.19)           --             --            --        9.89

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     $ 9.82    $  0.30        $(0.09)       $(0.30)        $  --         $   --         $  --      $ 9.73
9/30/99                        10.03       0.58         (0.20)        (0.59)           --             --            --        9.82
9/30/98                         9.89       0.56          0.14         (0.56)           --             --            --       10.03
9/30/97                         9.79       0.58          0.08         (0.56)           --             --            --        9.89
4/1/96 through 9/30/96          9.79       0.28         (0.01)        (0.27)           --             --            --        9.79
7/1/95 through 3/31/96          9.83       0.42            --         (0.41)           --          (0.01)           --        9.83
6/30/95                         9.71       0.58          0.13         (0.58)           --          (0.01)           --        9.83

SERVICE CLASS
10/1/99 through 3/31/00 6     $ 9.82    $  0.29        $(0.09)       $(0.29)        $  --         $   --         $  --      $ 9.73
9/30/99                        10.03       0.55         (0.20)        (0.56)           --             --            --        9.82
9/30/98                         9.89       0.66          0.01         (0.53)           --             --            --       10.03
9/30/97                         9.79       0.54          0.09         (0.53)           --             --            --        9.89
4/1/96 through 9/30/96          9.79       0.26         (0.01)        (0.25)           --             --            --        9.79
1/12/96 1 through 3/31/96       9.91       0.11         (0.12)        (0.11)           --             --            --        9.79

INVESTOR A CLASS
10/1/99 through 3/31/00 6     $ 9.82    $  0.28        $(0.09)       $(0.28)        $  --         $   --         $  --      $ 9.73
9/30/99                        10.03       0.54         (0.21)        (0.54)           --             --            --        9.82
9/30/98                         9.89       0.51          0.14         (0.51)           --             --            --       10.03
9/30/97                         9.79       0.52          0.09         (0.51)           --             --            --        9.89
4/1/96 through 9/30/96          9.79       0.25         (0.01)        (0.24)           --             --            --        9.79
1/12/96 1 through 3/31/96       9.91       0.10         (0.12)        (0.10)           --             --            --        9.79

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $ 9.82    $  0.24        $(0.10)       $(0.24)        $  --         $   --         $  --      $ 9.72
9/30/99                        10.03       0.45         (0.19)        (0.47)           --             --            --        9.82
9/30/98                         9.89       0.41          0.17         (0.44)           --             --            --       10.03
11/18/96 1 through 9/30/97      9.86       0.41            --         (0.38)           --             --            --        9.89

INVESTOR C CLASS
10/1/99 through 3/31/00 6     $ 9.82    $  0.25        $(0.10)       $(0.24)        $  --         $   --         $  --      $ 9.73
9/30/99                        10.03       0.46         (0.20)        (0.47)           --             --            --        9.82
9/30/98                         9.89       0.44          0.14         (0.44)           --             --            --       10.03
2/24/97 1 through 9/30/97       9.87       0.26          0.02         (0.26)           --             --            --        9.89

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     $ 9.89    $  0.29        $(0.12)       $(0.29)        $  --         $(0.01)        $  --      $ 9.76
9/30/99                        10.48       0.59         (0.51)        (0.59)           --          (0.08)           --        9.89
9/30/98                        10.11       0.57          0.39         (0.59)           --             --            --       10.48
9/30/97                         9.92       0.59          0.19         (0.59)           --             --            --       10.11
9/30/96                        10.02       0.58         (0.11)        (0.57)           --             --            --        9.92
9/30/95                         9.64       0.58          0.38         (0.58)           --             --            --       10.02

SERVICE CLASS
10/1/99 through 3/31/00 6     $ 9.89    $  0.28        $(0.12)       $(0.28)        $  --         $(0.01)        $  --      $ 9.76
9/30/99                        10.48       0.56         (0.51)        (0.56)           --          (0.08)           --        9.89
9/30/98                        10.11       0.58          0.35         (0.56)           --             --            --       10.48
9/30/97                         9.92       0.56          0.19         (0.56)           --             --            --       10.11
9/30/96                        10.02       0.56         (0.12)        (0.54)           --             --            --        9.92
9/30/95                         9.64       0.56          0.37         (0.55)           --             --            --       10.02

INVESTOR A CLASS
10/1/99 through 3/31/00 6     $ 9.89    $  0.27        $(0.12)       $(0.27)        $  --         $(0.01)        $  --      $ 9.76
9/30/99                        10.48       0.54         (0.51)        (0.54)           --          (0.08)           --        9.89
9/30/98                        10.11       0.53          0.38         (0.54)           --             --            --       10.48
9/30/97                         9.92       0.54          0.19         (0.54)           --             --            --       10.11
9/30/96                        10.03       0.55         (0.13)        (0.53)           --             --            --        9.92
9/30/95                         9.64       0.55          0.39         (0.55)           --             --            --       10.03

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $ 9.89    $  0.23        $(0.12)       $(0.23)        $  --         $(0.01)        $  --      $ 9.76
9/30/99                        10.48       0.46         (0.51)        (0.46)           --          (0.08)           --        9.89
9/30/98                        10.11       0.47          0.37         (0.47)           --             --            --       10.48
10/11/96 1 through 9/30/97      9.98       0.45          0.13         (0.45)           --             --            --       10.11

INVESTOR C CLASS
10/1/99 through 3/31/00 6     $ 9.89    $  0.23        $(0.12)       $(0.23)        $  --         $(0.01)        $  --      $ 9.76
9/30/99                        10.48       0.46         (0.51)        (0.46)           --          (0.08)           --        9.89
9/30/98                        10.11       0.47          0.37         (0.47)           --             --            --       10.48
10/8/96 1 through 9/30/97       9.98       0.45          0.13         (0.45)           --             --            --       10.11


                                                                  RATIO OF                                           RATIO OF NET
                                         NET                    EXPENSES TO    RATIO OF EXPENSES                  INVESTMENT INCOME
                                        ASSETS     RATIO OF      AVERAGE NET       TO AVERAGE    RATIO OF NET         TO AVERAGE
                                        END OF    EXPENSES TO      ASSETS          NET ASSETS   NVESTMENT INCOME      NET ASSETS
                              TOTAL     PERIOD    AVERAGE NET    (EXCLUDING        (EXCLUDING   TO AVERAGE NET        (EXCLUDING
                             RETURN     (000)      ASSETS     INTEREST EXPENSE)     WAIVERS)        ASSETS             WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6      1.35%   $ 153,065       2.07%2        0.40%2            2.35%2          6.39%2             6.11%2
9/30/99                        4.06       79,326       2.26          0.41              2.59            6.04               5.71
9/30/98                        7.44      140,493       1.59          0.40              1.99            5.93               5.53
6/3/97 1 through 9/30/97       2.68       68,300       1.01 2        0.40 2            1.34 2          5.97 2             5.64 2

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6      1.31%   $ 140,286       2.22%2        0.55%2            2.50%2          6.21%2             5.93%2
9/30/99                        3.91      157,553       2.39          0.56              2.67            5.89               5.62
9/30/98                        7.28      166,887       1.80          0.55              2.20            5.77               5.37
9/30/97                        6.89      102,490       1.54          0.55              1.87            5.15               4.82
4/1/96 through 9/30/96         2.70      135,686       0.64 2        0.55 2            0.92 2          5.63 2             5.36 2
7/1/95 through 3/31/96         4.25       52,843       0.96 2        0.63 2            1.16 2          4.92 2             4.72 2
6/30/95                        6.99       44,486       0.57          0.57              1.05            6.08               5.60

SERVICE CLASS
10/1/99 through 3/31/00 6      1.23%   $  14,202       2.52%2        0.85%2            2.80%2          5.90%2             5.62%2
9/30/99                        3.60       16,872       2.70          0.86              2.97            5.59               5.32
9/30/98                        6.96       18,393       1.98          0.85              2.38            5.49               5.09
9/30/97                        6.57       82,873       1.85          0.85              2.18            4.86               4.53
4/1/96 through 9/30/96         2.54       91,870       0.97 2        0.85 2            1.25 2          5.28 2             5.01 2
1/12/96 1 through 3/31/96     (0.11)     181,670       1.18 2        0.85 2            1.38 2          4.92 2             4.72 2

INVESTOR A CLASS
10/1/99 through 3/31/00 6      1.19%3   $  2,298       2.69%2        1.02%2            2.97%2          5.72%2             5.44%2
9/30/99                        3.42 3      2,594       2.79          1.02              3.07            5.38               5.10
9/30/98                        6.78 3      2,850       2.32          1.02              2.72            5.29               4.89
9/30/97                        6.39 3      1,079       2.02          1.02              2.35            4.72               4.39
4/1/96 through 9/30/96         2.46 3        938       1.12          1.02 2            1.40 2          5.10 2             4.82 2
1/12/96 1 through 3/31/96     (0.15)3        719       1.34 2        1.01 2            1.54 2          4.61 2             4.41 2

INVESTOR B CLASS
10/1/99 through 3/31/00 6      1.00%4   $  8,024       3.44%2        1.77%2            3.72%2          4.95%2             4.67%2
9/30/99                        2.65 4      7,549       3.41          1.75              3.67            4.59               4.34
9/30/98                        5.99 4        398       3.08          1.76              3.48            4.50               4.10
11/18/96 1 through 9/30/97     4.31 4         13       2.19 2        1.73 2            2.52 2          4.50 2             4.17 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6      1.00%4   $    871       3.44%2        1.77%2            3.72%2          4.98%2             4.70%2
9/30/99                        2.65 4      1,570       3.47          1.77              3.72            4.62               4.37
9/30/98                        5.99 4        342       2.98          1.75              3.38            4.47               4.07
2/24/97 1 through 9/30/97      2.91 4         72       2.23 2        1.72 2            2.56 2          4.49 2             4.16 2

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6      1.61%  $  354,722       0.74%2        0.60%2            0.96%2          6.12%2             5.90%2
9/30/99                        0.75      388,917       0.81          0.60              1.02            5.77               5.56
9/30/98                        9.83      441,691       0.63          0.59              0.89            5.72               5.46
9/30/97                        8.08       96,605       0.67          0.55              0.98            5.88               5.57
9/30/96                        4.82      126,312       0.70          0.53              1.00            5.86               5.56
9/30/95                       10.28      134,835       0.42          0.42              0.79            5.94               5.57

SERVICE CLASS
10/1/99 through 3/31/00 6      1.55%   $  26,805       1.04%2        0.90%2            1.26%2          5.82%2             5.60%2
9/30/99                        0.45       26,687       1.11          0.90              1.32            5.47               5.26
9/30/98                        9.50       29,697       0.91          0.88              1.17            5.51               5.25
9/30/97                        7.75       50,535       0.97          0.85              1.28            5.58               5.27
9/30/96                        4.51       47,494       1.00          0.83              1.30            5.56               5.26
9/30/95                        9.99       49,762       0.69          0.69              1.06            5.67               5.30

INVESTOR A CLASS
10/1/99 through 3/31/00 6      1.40%3  $  13,489       1.21%2        1.07%2            1.43%2          5.65%2             5.43%2
9/30/99                        0.28 3      7,239       1.25          1.06              1.46            5.29               5.08
9/30/98                        9.32 3      7,972       1.09          1.05              1.35            5.33               5.07
9/30/97                        7.57 3      5,374       1.14          1.02              1.45            5.42               5.11
9/30/96                        4.36 3      5,903       1.14          0.95              1.44            5.45               5.16
9/30/95                        9.98 3      9,802       0.70          0.70              1.07            5.67               5.30

INVESTOR B CLASS
10/1/99 through 3/31/00 6      1.32%4   $  1,168       1.96%2        1.82%2            2.18%2          4.89%2             4.67%2
9/30/99                       (0.47)4        809       1.97          1.80              2.19            4.57               4.34
9/30/98                        8.51 4        361       1.84          1.79              2.10            4.61               4.35
10/11/96 1 through 9/30/97     5.94 4         28       1.90 2        1.77 2            2.21 2          4.62 2             4.31 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6      1.32%4     $  325       1.96%2        1.82%2            2.18%2          4.89%2             4.67%2
9/30/99                       (0.47)4        468       2.00          1.81              2.22            4.56               4.34
9/30/98                        8.51 4        299       1.81          1.78              2.07            4.48               4.22
10/8/96 1 through 9/30/97      5.94 4         51       1.78 2        1.71 2            2.09 2          4.50 2             4.19 2





                                 PORTFOLIO
                                 TURNOVER
                                   RATE
-------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6            107%
9/30/99                              177
9/30/98                              227
6/3/97 1 through 9/30/97             371

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6            107%
9/30/99                              177
9/30/98                              227
9/30/97                              371
4/1/96 through 9/30/96               228
7/1/95 through 3/31/96               185
6/30/95                              586

SERVICE CLASS
10/1/99 through 3/31/00 6            107%
9/30/99                              177
9/30/98                              227
9/30/97                              371
4/1/96 through 9/30/96               228
1/12/96 1 through 3/31/96            185

INVESTOR A CLASS
10/1/99 through 3/31/00 6            107%
9/30/99                              177
9/30/98                              227
9/30/97                              371
4/1/96 through 9/30/96               228
1/12/96 1 through 3/31/96            185

INVESTOR B CLASS
10/1/99 through 3/31/00 6            107%
9/30/99                              177
9/30/98                              227
11/18/96 1 through 9/30/97           371

INVESTOR C CLASS
10/1/99 through 3/31/00 6            107%
9/30/99                              177
9/30/98                              227
2/24/97 1 through 9/30/97            371

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6             86%
9/30/99                              191
9/30/98                              272
9/30/97                              291
9/30/96                              580
9/30/95                              247

SERVICE CLASS
10/1/99 through 3/31/00 6             86%
9/30/99                              191
9/30/98                              272
9/30/97                              291
9/30/96                              580
9/30/95                              247

INVESTOR A CLASS
10/1/99 through 3/31/00 6             86%
9/30/99                              191
9/30/98                              272
9/30/97                              291
9/30/96                              580
9/30/95                              247

INVESTOR B CLASS
10/1/99 through 3/31/00 6             86%
9/30/99                              191
9/30/98                              272
10/11/96 1 through 9/30/97           291

INVESTOR C CLASS
10/1/99 through 3/31/00 6             86%
9/30/99                              191
9/30/98                              272
10/8/96 1 through 9/30/97            291




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60-61

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                  NET GAIN                  DISTRIBUTIONS                DISTRIBUTIONS   NET
                               ASSET                 (LOSS) ON   DISTRIBUTIONS   IN EXCESS    DISTRIBUTIONS   IN EXCESS    ASSET
                               VALUE       NET      INVESTMENTS    FROM NET        OF NET        FROM NET       OF NET      VALUE
                             BEGINNING INVESTMENT (BOTH REALIZED  INVESTMENT     INVESTMENT      REALIZED      REALIZED    END OF
                             OF PERIOD   INCOME   AND UNREALIZED)   INCOME         INCOME          GAINS         GAINS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6     $ 9.10    $  0.29        $(0.12)      $(0.30)        $  --         $   --         $  --      $ 8.97
9/30/99                         9.67       0.58         (0.47)       (0.58)           --          (0.10)           --        9.10
5/1/98 1 through 9/30/98        9.46       0.24          0.26        (0.24)           --          (0.05)           --        9.67

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     $ 9.10    $  0.29        $(0.13)      $(0.29)        $  --         $   --         $  --      $ 8.97
9/30/99                         9.67       0.57         (0.47)       (0.57)           --          (0.10)           --        9.10
9/30/98                         9.49       0.57          0.23        (0.57)           --          (0.05)           --        9.67
9/30/97                         9.32       0.58          0.17        (0.58)           --             --            --        9.49
9/30/96                         9.43       0.56         (0.09)       (0.55)           --          (0.03)           --        9.32
9/30/95                         9.05       0.56          0.38        (0.56)           --             --            --        9.43

SERVICE CLASS
10/1/99 through 3/31/00 6     $ 9.10    $  0.27        $(0.13)      $(0.27)        $  --         $   --         $  --      $ 8.97
9/30/99                         9.67       0.54         (0.47)       (0.54)           --          (0.10)           --        9.10
9/30/98                         9.49       0.58          0.20        (0.55)           --          (0.05)           --        9.67
9/30/97                         9.32       0.55          0.17        (0.55)           --             --            --        9.49
9/30/96                         9.43       0.53         (0.09)       (0.52)           --          (0.03)           --        9.32
9/30/95                         9.05       0.54          0.38        (0.54)           --             --            --        9.43

INVESTOR A CLASS
10/1/99 through 3/31/00 6     $ 9.10    $  0.26        $(0.13)      $(0.27)        $  --         $   --         $  --      $ 8.96
9/30/99                         9.67       0.52         (0.47)       (0.52)           --          (0.10)           --        9.10
9/30/98                         9.49       0.53          0.23        (0.53)           --          (0.05)           --        9.67
9/30/97                         9.32       0.53          0.17        (0.53)           --             --            --        9.49
9/30/96                         9.43       0.52         (0.09)       (0.51)           --          (0.03)           --        9.32
9/30/95                         9.05       0.54          0.38        (0.54)           --             --            --        9.43

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $ 9.10    $  0.23        $(0.13)      $(0.23)        $  --         $   --         $  --      $ 8.97
9/30/99                         9.67       0.45         (0.47)       (0.45)           --          (0.10)           --        9.10
2/5/98 1 through 9/30/98        9.51       0.29          0.21        (0.29)           --          (0.05)           --        9.67

INVESTOR C CLASS
10/1/99 through 3/31/00 6     $ 9.10    $  0.23        $(0.13)      $(0.23)        $  --         $   --         $  --      $ 8.97
10/16/98 1 through 9/30/99      9.65       0.43         (0.45)       (0.43)           --          (0.10)           --        9.10

-------------------
CORE BOND PORTFOLIO
-------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6     $ 9.31    $  0.30        $(0.09)      $(0.30)        $  --         $(0.01)        $  --      $ 9.21
9/30/99                        10.12       0.59         (0.60)       (0.58)           --          (0.22)           --        9.31
9/30/98                         9.82       0.61          0.40        (0.62)           --          (0.09)           --       10.12
5/1/97 1 through 9/30/97        9.57       0.26          0.24        (0.25)           --             --            --        9.82

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     $ 9.31    $  0.29        $(0.09)      $(0.29)        $  --         $(0.01)        $  --      $ 9.21
9/30/99                        10.12       0.57         (0.59)       (0.57)           --          (0.22)           --        9.31
9/30/98                         9.82       0.59          0.40        (0.60)           --          (0.09)           --       10.12
9/30/97                         9.55       0.62          0.26        (0.61)           --             --            --        9.82
4/1/96 through 9/30/96          9.61       0.30         (0.06)       (0.30)           --             --            --        9.55
7/1/95 though 3/31/96           9.85       0.47         (0.07)       (0.47)           --          (0.17)           --        9.61
6/30/95                         9.36       0.62          0.50        (0.62)           --          (0.01)           --        9.85

SERVICE CLASS
10/1/99 through 3/31/00 6     $ 9.31    $  0.28        $(0.09)      $(0.28)        $  --         $(0.01)        $  --      $ 9.21
9/30/99                        10.12       0.54         (0.59)       (0.54)           --          (0.22)           --        9.31
9/30/98                         9.82       0.56          0.40        (0.57)           --          (0.09)           --       10.12
9/30/97                         9.55       0.59          0.26        (0.58)           --             --            --        9.82
4/1/96 through 9/30/96          9.61       0.30         (0.07)       (0.29)           --             --            --        9.55
1/12/96 1 through 3/31/96       9.91       0.11         (0.30)       (0.11)           --             --            --        9.61

INVESTOR A CLASS
10/1/99 through 3/31/00 6     $ 9.31    $  0.27        $(0.09)      $(0.27)        $  --         $(0.01)        $  --      $ 9.21
9/30/99                        10.12       0.53         (0.60)       (0.52)           --          (0.22)           --        9.31
9/30/98                         9.82       0.55          0.40        (0.56)           --          (0.09)           --       10.12
9/30/97                         9.55       0.58          0.26        (0.57)           --             --            --        9.82
4/1/96 through 9/30/96          9.61       0.28         (0.06)       (0.28)           --             --            --        9.55
1/31/96 1 through 3/31/96       9.99       0.08         (0.38)       (0.08)           --             --            --        9.61

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $ 9.31    $  0.24        $(0.09)      $(0.24)        $  --         $(0.01)        $  --      $ 9.21
9/30/99                        10.12       0.46         (0.60)       (0.45)           --          (0.22)           --        9.31
9/30/98                         9.82       0.47          0.40        (0.48)           --          (0.09)           --       10.12
9/30/97                         9.55       0.51          0.26        (0.50)           --             --            --        9.82
4/1/96 through 9/30/96          9.61       0.26         (0.07)       (0.25)           --             --            --        9.55
3/18/96 1 through 3/31/96       9.58       0.01          0.03        (0.01)           --             --            --        9.61


                                                            RATIO OF                                        RATIO OF NET
                                    NET                   EXPENSES TO   RATIO OF EXPENSES                 INVESTMENT INCOME
                                   ASSETS    RATIO OF      AVERAGE NET      TO AVERAGE     RATIO OF NET       TO AVERAGE
                                   END OF   EXPENSES TO      ASSETS         NET ASSETS   INVESTMENT INCOME    NET ASSETS   PORTFOLIO
                           TOTAL   PERIOD   AVERAGE NET    (EXCLUDING       (EXCLUDING    TO AVERAGE NET      (EXCLUDING    TURNOVER
                          RETURN   (000)     ASSETS     INTEREST EXPENSE)    WAIVERS)         ASSETS           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6   1.74%  $134,881   1.60%2        0.45%2           1.40%2           6.42%2           6.22%2        123%
9/30/99                     1.25     42,311   1.61          0.44             1.87             6.27             6.00          221
5/1/98 1 through 9/30/98    8.86     48,365   1.43 2        0.45 2           1.70 2           5.98 2           5.71 2        221

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6   1.70%  $521,888   1.75%2        0.60%2           1.55%2           6.40%2           6.20%         123%
9/30/99                     1.10    476,236   1.74          0.60             1.96             6.12             5.90          221
9/30/98                     8.81    490,674   1.72          0.59             1.99             6.05             5.78          221
9/30/97                     8.40    295,709   0.98          0.53             1.27             6.18             5.89          321
9/30/96                     5.10    207,909   0.83          0.53             1.13             5.97             5.67          670
9/30/95                    10.76    124,979   0.55          0.47             0.89             6.10             5.76          262

SERVICE CLASS
10/1/99 through 3/31/00 6   1.63%  $ 24,043   2.05%2        0.90%2           1.85%2           6.09%2           5.89%2        123%
9/30/99                     0.80     24,299   2.05          0.90             2.26             5.81             5.60          221
9/30/98                     8.48     25,946   2.06          0.89             2.33             5.78             5.51          221
9/30/97                     8.07     52,316   1.27          0.83             1.56             5.88             5.59          321
9/30/96                     4.79     45,362   1.14          0.83             1.44             5.67             5.36          670
9/30/95                    10.46     36,718   0.82          0.74             1.17             5.82             5.47          262

INVESTOR A CLASS
10/1/99 through 3/31/00 6   1.47%3 $  2,814   2.22%2        1.07%2           2.02%2           5.93%2           5.73%2        123%
9/30/99                     0.62 3    2,387   2.21          1.08             2.43             5.70             5.49          221
9/30/98                     8.30 3    1,648   2.22          1.06             2.49             5.64             5.37          221
9/30/97                     7.89 3    1,116   1.44          1.00             1.73             5.70             5.41          321
9/30/96                     4.74 3      935   1.27          0.97             1.57             5.53             5.23          670
9/30/95                    10.35 3      647   0.84          0.76             1.19             5.81             5.47          262

INVESTOR B CLASS
10/1/99 through 3/31/00 6   1.40%4 $  1,097   2.97%2        1.82%2           2.77%2           5.15%2           4.95%2        123%
9/30/99                    (0.13)4    1,010   2.81          1.79             3.02             4.89             4.68          221
2/5/98 1 through 9/30/98    7.83 4      111   2.79 2        1.75 2           3.06 2           4.50 2           4.23 2        221

INVESTOR C CLASS
10/1/99 through 3/31/00 6   1.40%4 $    198   2.97%2        1.82%2           2.77%2           5.15%2           4.95%2        123%
10/16/98 1 through 9/30/99 (0.18)4      420   2.81 2        1.82 2           3.02 2           4.99 2           4.77 2        221

-------------------
CORE BOND PORTFOLIO
-------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6   2.54%  $204,557   0.97%2        0.40%2           1.21%2           6.47%2           6.23%2        130%
9/30/99                    (0.02)   160,791   0.79          0.40             1.07             6.13             5.85          328
9/30/98                    10.74     92,723   0.68          0.40             1.02             6.14             5.80          405
5/1/97 1 through 9/30/97    5.30     48,139   0.56 2        0.40 2           0.85 2           6.54 2           6.25 2        441

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6   2.51%  $907,521   0.96%2        0.55%2           1.20%2           6.46%2           6.22%2        130%
9/30/99                    (0.17)   712,529   0.93          0.55             1.19             5.94             5.68          328
9/30/98                    10.57    673,823   0.83          0.55             1.17             6.00             5.66          405
9/30/97                    10.03    393,657   0.84          0.55             1.14             6.52             6.23          441
4/1/96 through 9/30/96      2.55    162,626   0.80 2        0.55 2           1.09 2           6.50 2           6.20 2        308
7/1/95 though 3/31/96       3.93     64,707   0.75 2        0.66 2           1.00 2           5.80 2           5.55 2        723
6/30/95                    11.79     32,191   0.55          0.55             1.75             6.62             5.43          435

SERVICE CLASS
10/1/99 through 3/31/00 6   2.43%  $ 58,235   1.27%2        0.85%2           1.51%2           6.13%2           5.89%2        130%
9/30/99                    (0.47)    65,758   1.23          0.86             1.48             5.63             5.37          328
9/30/98                    10.24     70,111   1.18          0.85             1.52             5.72             5.38          405
9/30/97                     9.71    122,308   1.35          0.85             1.64             6.09             5.81          441
4/1/96 through 9/30/96      2.40    117,207   1.08 2        0.85 2           1.37 2           6.10 2           5.81 2        308
1/12/96 1 through 3/31/96  (1.90)   232,040   0.94 2        0.85 2           1.19 2           5.37 2           5.12 2        723

INVESTOR A CLASS
10/1/99 through 3/31/00 6   2.39%3 $  5,992   1.45%2        1.02%2           1.69%2           5.96%2           5.72%2        130%
9/30/99                    (0.64)3    6,776   1.41          1.03             1.66             5.48             5.23          328
9/30/98                    10.04 3    5,108   1.27          0.98             1.61             5.49             5.15          405
9/30/97                     9.52 3    2,441   1.36          1.01             1.65             5.96             5.67          441
4/1/96 through 9/30/96      2.36 3      320   1.27 2        1.02 2           1.56 2           6.04 2           5.75 2        308
1/31/96 1 through 3/31/96  (2.96)3       80   1.11 2        1.02 2           1.36 2           5.34 2           5.10 2        723

INVESTOR B CLASS
10/1/99 through 3/31/00 6   2.20%4 $ 12,665   2.20%2        1.77%2           2.44%2           5.96%2           5.72%2        130%
9/30/99                    (1.38)4   14,383   2.15          1.77             2.41             4.72             4.47          328
9/30/98                     9.20 4   11,734   2.01          1.76             2.35             4.78             4.44          405
9/30/97                     8.71 4    5,295   2.17          1.75             2.46             5.19             4.90          441
4/1/96 through 9/30/96      1.98 4    1,497   2.00 2        1.72 2           2.29 2           5.40 2           5.11 2        308
3/18/96 1 through 3/31/96  (0.33)4       77   1.86 2        1.77 2           2.11 2           4.62 2           4.37 2        723


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62-63

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                             NET                  NET GAIN                   DISTRIBUTIONS                             DISTRIBUTIONS
                            ASSET                 (LOSS) ON    DISTRIBUTIONS   IN EXCESS                 DISTRIBUTIONS   IN EXCESS
                            VALUE       NET      INVESTMENTS     FROM NET        OF NET    DISTRIBUTIONS   FROM NET       OF NET
                          BEGINNING INVESTMENT (BOTH REALIZED   INVESTMENT     INVESTMENT     FROM         REALIZED      REALIZED
                          OF PERIOD   INCOME   AND UNREALIZED)    INCOME         INCOME      CAPITAL        GAINS         GAINS
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 6  $ 9.31    $  0.24        $(0.09)       $(0.24)       $   --        $   --        $(0.01)     $   --
9/30/99                     10.12       0.47         (0.61)        (0.45)           --            --         (0.22)         --
9/30/98                      9.82       0.47          0.40         (0.48)           --            --         (0.09)         --
2/28/97 1 through 9/30/97    9.64       0.29          0.17         (0.28)           --            --            --          --

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------

INVESTOR A CLASS
10/1/99 through 3/31/00 6  $ 9.92    $  0.29        $(0.15)       $(0.30)       $   --        $   --        $   --      $   --
9/30/99                     10.84       0.55         (0.70)        (0.54)           --         (0.07)        (0.16)         --
9/30/98                     10.49       0.53          0.54         (0.61)           --         --            (0.11)         --
9/30/97                     10.20       0.73          0.30         (0.74)           --         --               --          --
9/30/96                     10.68       0.68         (0.22)        (0.66)           --         --            (0.28)         --
10/3/94 1 though 9/30/95    10.00       0.55          0.68         (0.55)           --         --               --          --

INVESTOR B CLASS
10/1/99 through 3/31/00 6  $ 9.92    $  0.25        $(0.15)       $(0.26)       $   --        $   --        $   --      $   --
9/30/99                     10.84       0.47         (0.70)        (0.46)           --         (0.07)        (0.16)         --
9/30/98                     10.49       0.54          0.50         (0.58)           --            --         (0.11)         --
9/30/97                     10.20       0.66          0.30         (0.67)           --            --            --          --
9/30/96                     10.68       0.60         (0.21)        (0.59)           --            --         (0.28)         --
10/3/94 1 through 9/30/95   10.00       0.50          0.68         (0.50)           --            --            --          --

INVESTOR C CLASS
10/1/99 through 3/31/00 6  $ 9.92    $  0.25        $(0.15)       $(0.26)       $   --        $   --        $   --      $   --
9/30/99                     10.84       0.47         (0.70)        (0.46)           --         (0.07)        (0.16)         --
9/30/98                     10.49       0.51          0.53         (0.58)           --            --         (0.11)         --
2/28/97 1 through 9/30/97   10.30       0.37          0.20         (0.38)           --            --            --          --

--------------
GNMA PORTFOLIO
--------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6  $ 9.61    $  0.32        $(0.09)       $(0.32)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.11       0.61         (0.49)        (0.60)           --            --         (0.02)         --
5/18/98 1 through 9/30/98   10.00       0.23          0.10         (0.22)           --            --            --          --

SERVICE CLASS
10/1/99 through 3/31/00 6  $ 9.61    $  0.29        $(0.08)       $(0.30)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.11       0.58         (0.49)        (0.57)           --            --         (0.02)         --
5/18/98 1 through 9/30/98   10.00       0.27          0.04         (0.20)           --            --            --          --

INVESTOR A CLASS
10/1/99 through 3/31/00 6  $ 9.61    $  0.29        $(0.08)       $(0.30)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.11       0.56         (0.49)        (0.55)           --            --         (0.02)         --
5/18/98 1 through 9/30/98   10.00       0.20          0.11         (0.20)           --            --            --          --

INVESTOR B CLASS
10/1/99 through 3/31/00 6  $ 9.61    $  0.25        $(0.08)       $(0.26)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.11       0.48         (0.49)        (0.47)           --            --         (0.02)         --
5/18/98 1 through 9/30/98   10.00       0.17          0.11         (0.17)           --            --            --          --

INVESTOR C CLASS
10/1/99 through 3/31/00 6  $ 9.61    $  0.25        $(0.08)       $(0.26)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.11       0.48         (0.49)        (0.47)           --            --         (0.02)         --
5/18/98 1 through 9/30/98   10.00       0.23          0.05         (0.17)           --            --            --          --

------------------------
MANAGED INCOME PORTFOLIO
------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6  $ 9.92    $  0.31        $(0.15)       $(0.31)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.64       0.62         (0.57)        (0.62)           --            --         (0.15)         --
9/30/98                     10.41       0.67          0.26         (0.65)           --            --         (0.05)         --
9/30/97                     10.09       0.68          0.32         (0.68)           --            --            --          --
9/30/96                     10.38       0.64         (0.21)        (0.62)           --            --         (0.10)         --
9/30/95                      9.79       0.65          0.60         (0.65)        (0.01)           --            --          --

SERVICE CLASS
10/1/99 through 3/31/00 6  $ 9.92    $  0.30        $(0.15)       $(0.30)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.64       0.59         (0.57)        (0.59)           --            --         (0.15)         --
9/30/98                     10.41       0.60          0.30         (0.62)           --            --         (0.05)         --
9/30/97                     10.09       0.66          0.31         (0.65)           --            --            --          --
9/30/96                     10.38       0.61         (0.20)        (0.60)           --            --         (0.10)         --
9/30/95                      9.79       0.63          0.60         (0.63)        (0.01)           --            --          --

INVESTOR A CLASS
10/1/99 through 3/31/00 6  $ 9.92    $  0.29        $(0.15)       $(0.29)       $   --        $   --        $(0.02)     $   --
9/30/99                     10.64       0.58         (0.57)        (0.58)           --            --         (0.15)         --
9/30/98                     10.41       0.59          0.29         (0.60)           --            --         (0.05)         --
9/30/97                     10.09       0.65          0.31         (0.64)           --            --            --          --
9/30/96                     10.38       0.59         (0.20)        (0.58)           --            --         (0.10)         --
9/30/95                      9.79       0.60          0.60         (0.60)        (0.01)           --            --          --


                                                                         RATIO OF
                              NET               NET                     EXPENSES TO     RATIO OF EXPENSES
                             ASSET             ASSETS     RATIO OF      AVERAGE NET        TO AVERAGE     RATIO OF NET
                            VALUE              END OF    EXPENSES TO      ASSETS           NET ASSETS   INVESTMENT INCOME
                            END OF  TOTAL      PERIOD    AVERAGE NET     (EXCLUDING         (EXCLUDING    TO AVERAGE NET
                            PERIOD  RETURN      (000)      ASSETS     INTEREST EXPENSE)      WAIVERS)         ASSETS
--------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 6  $ 9.21   2.20%4  $    4,115    1.91%2          1.77%2            2.15%2          5.15%2
9/30/99                      9.31  (1.38)4       6,762    2.16            1.76              2.40            4.81
9/30/98                     10.12   9.20 4       2,035    1.90            1.73              2.24            4.75
2/28/97 1 through 9/30/97    9.82   4.82 4         128    1.93 2          1.74 2            2.22 2          5.22 2

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------

INVESTOR A CLASS
10/1/99 through 3/31/00 6  $ 9.76   2.16%3  $    5,641    3.26%2          1.07%2            2.86%2          5.83%2
9/30/99                      9.92  (1.40)3       6,713    1.96            1.07              2.32            5.30
9/30/98                     10.84  11.13 3       6,045    1.46            1.05              2.04            5.45
9/30/97                     10.49  10.48 3       4,876    1.41            1.02              2.13            7.63
9/30/96                     10.20   4.43 3       3,651    2.96            0.91              3.72            6.54
10/3/94 1 though 9/30/95    10.68  14.27 3       2,990    0.92 2          0.37 2            2.36 2          6.34 2

INVESTOR B CLASS
10/1/99 through 3/31/00 6  $ 9.76   1.97%4  $   27,088    4.01%2          1.82%2            3.61%2          5.13%2
9/30/99                      9.92  (2.14)4      34,753    2.72            1.81              3.08            4.55
9/30/98                     10.84  10.31 4      25,165    2.01            1.80              2.59            4.82
9/30/97                     10.49   9.66 4      14,796    2.14            1.77              2.86            6.89
9/30/96                     10.20   3.68 4      11,119    3.69            1.64              4.45            5.76
10/3/94 1 through 9/30/95   10.68  13.52 4      10,188    1.60 2          1.05 2            3.05 2          5.62 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6  $ 9.76   1.97%4  $    1,510    4.01%2          1.82%2            3.61%2          5.27%2
9/30/99                      9.92  (2.14)4       2,435    2.70            1.81              3.06            4.52
9/30/98                     10.84  10.31 4       1,551    2.14            1.80              2.72            4.64
2/28/97 1 through 9/30/97   10.49   5.64 4         849    3.24 2          1.70 2            3.96 2          5.57 2

--------------
GNMA PORTFOLIO
--------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6  $ 9.50   2.15%   $  100,833    1.43%2          0.60%2            1.76%2          6.76%2
9/30/99                      9.61   1.14       110,611    0.86            0.60              1.21            6.15
5/18/98 1 through 9/30/98   10.11   1.36            --    0.63 2          0.60 2            1.00 2          6.09 2

SERVICE CLASS
10/1/99 through 3/31/00 6  $ 9.50   2.07%   $      196    1.73%2          0.90%2            2.06%2          6.52%2
9/30/99                      9.61   0.84%           97    1.31            0.88              1.64            6.12
5/18/98 1 through 9/30/98   10.11   3.18            --    0.74 2          0.57 2            1.11 2          8.78 2

INVESTOR A CLASS
10/1/99 through 3/31/00 6  $ 9.50   2.03%3  $    1,671    1.90%2          1.07%2            2.23%2          6.35%2
9/30/99                      9.61   0.67 3       1,106    1.37            1.08              1.69            5.76
5/18/98 1 through 9/30/98   10.11   3.12 3         535    1.10 2          1.06 2            1.47 2          5.65 2

INVESTOR B CLASS
10/1/99 through 3/31/00 6  $ 9.50   1.84%4  $      300    2.65%2          1.82%2            2.98%2          5.51%2
9/30/99                      9.61  (0.09)4         229    2.08            1.81              2.43            4.94
5/18/98 1 through 9/30/98   10.11   2.85 4         166    1.73 2          1.70 2            2.10 2          4.50 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6  $ 9.50   1.84%4  $       50    2.65%2          1.82%2            2.98%2          5.50%2
9/30/99                      9.61  (0.09)4          24    2.16            1.71              2.50            5.15
5/18/98 1 through 9/30/98   10.11   2.85 4          --    0.57 2          0.57 2            0.94 2          5.26 2

------------------------
MANAGED INCOME PORTFOLIO
------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6  $ 9.75   2.14%   $1,297,563    1.55%2          0.65%2            1.44%2          6.40%2
9/30/99                      9.92   0.57     1,252,991    1.45            0.65              1.57            6.11
9/30/98                     10.64   9.25     1,335,054    1.30            0.63              1.48            6.04
9/30/97                     10.41  10.25       537,260    0.92            0.58              1.17            6.65
9/30/96                     10.09   4.33       564,744    0.58            0.58              0.81            6.17
9/30/95                     10.38  13.27       443,148    0.57            0.57              0.77            6.44

SERVICE CLASS
10/1/99 through 3/31/00 6  $ 9.75   2.07%   $  316,871    1.85%2          0.95%2            1.74%2          6.10%2
9/30/99                      9.92   0.26       270,943    1.76            0.95              1.88            5.81
9/30/98                     10.64   8.93       257,641    1.69            0.93              1.87            5.76
9/30/97                     10.41   9.93       266,750    1.27            0.88              1.52            6.37
9/30/96                     10.09   4.05       165,073    0.88            0.88              1.11            5.87
9/30/95                     10.38  12.97       116,846    0.85            0.85              1.05            6.14

INVESTOR A CLASS
10/1/99 through 3/31/00 6  $ 9.75   2.03%3  $   14,776    2.04%2          1.12%2            1.93%2          5.93%2
9/30/99                      9.92   0.09 3      15,092    1.93            1.12              2.04            5.62
9/30/98                     10.64   8.74 3      14,897    1.90            1.10              2.08            5.64
9/30/97                     10.41   9.74 3      15,230    1.41            1.05              1.66            6.18
9/30/96                     10.09   3.83 3      11,193    1.05            1.05              1.29            5.67
9/30/95                     10.38  12.74 3      11,977    1.05            1.05              1.25            5.96


                               RATIO OF NET
                            INVESTMENT INCOME
                               TO AVERAGE
                               NET ASSETS   PORTFOLIO
                                (EXCLUDING   TURNOVER
                                 WAIVERS)      RATE
----------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 6     4.91%2        130%
9/30/99                       4.56          328
9/30/98                       4.41          405
2/28/97 1 through 9/30/97     4.93 2        441

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------

INVESTOR A CLASS
10/1/99 through 3/31/00 6     5.43%2         88%
9/30/99                       4.94          195
9/30/98                       4.87          477
9/30/97                       6.91          393
9/30/96                       5.78          434
10/3/94 1 though 9/30/95      4.89 2        258

INVESTOR B CLASS
10/1/99 through 3/31/00 6     4.73%2         88%
9/30/99                       4.19          195
9/30/98                       4.24          477
9/30/97                       6.17          393
9/30/96                       5.00          434
10/3/94 1 through 9/30/95     4.17 2        258

INVESTOR C CLASS
10/1/99 through 3/31/00 6     4.87%2         88%
9/30/99                       4.16          195
9/30/98                       4.06          477
2/28/97 1 through 9/30/97     4.85 2        393

--------------
GNMA PORTFOLIO
--------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     6.43%2         81%
9/30/99                       5.81          124
5/18/98 1 through 9/30/98     5.72 2         56

SERVICE CLASS
10/1/99 through 3/31/00 6     6.19%2         81%
9/30/99                       5.79          124
5/18/98 1 through 9/30/98     8.41 2         56

INVESTOR A CLASS
10/1/99 through 3/31/00 6     6.02%2         81%
9/30/99                       5.44          124
5/18/98 1 through 9/30/98     5.28 2         56

INVESTOR B CLASS
10/1/99 through 3/31/00 6     5.18%2         81%
9/30/99                       4.59          124
5/18/98 1 through 9/30/98     4.13 2         56

INVESTOR C CLASS
10/1/99 through 3/31/00 6     5.17%2         81%
9/30/99                       4.81          124
5/18/98 1 through 9/30/98     4.90 2         56

------------------------
MANAGED INCOME PORTFOLIO
------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     6.29%2        115%
9/30/99                       5.99          239
9/30/98                       5.86          376
9/30/97                       6.40          428
9/30/96                       5.95          638
9/30/95                       6.24          203

SERVICE CLASS
10/1/99 through 3/31/00 6     5.99%2        115%
9/30/99                       5.69          239
9/30/98                       5.58          376
9/30/97                       6.12          428
9/30/96                       5.65          638
9/30/95                       5.94          203

INVESTOR A CLASS
10/1/99 through 3/31/00 6     5.82%2        115%
9/30/99                       5.50          239
9/30/98                       5.46          376
9/30/97                       5.93          428
9/30/96                       5.44          638
9/30/95                       5.76          203


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64-65

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                  NET GAIN                   DISTRIBUTIONS                DISTRIBUTIONS   NET
                               ASSET                 (LOSS) ON    DISTRIBUTIONS   IN EXCESS    DISTRIBUTIONS   IN EXCESS    ASSET
                               VALUE       NET      INVESTMENTS     FROM NET        OF NET        FROM NET       OF NET      VALUE
                             BEGINNING INVESTMENT (BOTH REALIZED   INVESTMENT     INVESTMENT      REALIZED      REALIZED    END OF
                             OF PERIOD   INCOME   AND UNREALIZED)    INCOME         INCOME          GAINS         GAINS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $ 9.92    $  0.25        $(0.15)       $(0.25)        $  --         $(0.02)        $  --      $ 9.75
9/30/99                        10.64       0.50         (0.57)        (0.50)           --          (0.15)           --        9.92
9/30/98                        10.41       0.52          0.29         (0.53)           --          (0.05)           --       10.64
7/15/97 1 through 9/30/97      10.39       0.09          0.02         (0.09)           --             --            --       10.41

INVESTOR C CLASS
10/1/99 through 3/31/00 6     $ 9.92    $  0.18        $(0.15)       $(0.18)        $  --         $(0.02)        $  --      $ 9.75
5/19/99 1 through 9/30/99      10.14       0.08         (0.22)        (0.08)           --             --            --        9.92

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     $10.81    $  0.28        $(0.05)       $(0.43)        $  --         $(0.12)        $  --      $10.49
9/30/99                        11.24       0.30         (0.09)        (0.64)           --             --            --       10.81
9/30/98                        10.95       0.45          0.83         (0.57)           --          (0.42)           --       11.24
9/30/97                        11.71       0.78          0.42         (1.47)           --          (0.49)           --       10.95
6/10/96 1 through 9/30/96      11.37       0.21          0.30         (0.17)           --             --            --       11.71

SERVICE CLASS
10/1/99 through 3/31/00 6     $10.81    $  0.26        $(0.05)       $(0.41)        $  --         $(0.12)        $  --      $10.49
9/30/99                        11.24       0.24         (0.06)        (0.61)           --             --            --       10.81
9/30/98                        10.95       0.18          1.06         (0.53)           --          (0.42)           --       11.24
9/30/97                        11.71       1.36         (0.19)        (1.44)           --          (0.49)           --       10.95
2/1/96 through 9/30/96         11.39       0.89         (0.29)        (0.28)           --             --            --       11.71
3/1/95 through 1/31/96         10.52       0.62          1.13         (0.88)           --             --            --       11.39
2/28/95                        10.75       0.62         (0.48)        (0.13)           --          (0.24)           --       10.52

INVESTOR A CLASS
10/1/99 through 3/31/00 6     $10.81    $  0.25        $(0.05)       $(0.40)        $  --         $(0.12)        $  --      $10.49
9/30/99                        11.24       0.23         (0.07)        (0.59)           --             --            --       10.81
9/30/98                        10.95       0.47          0.76         (0.52)           --          (0.42)           --       11.24
9/30/97                        11.71       1.10          0.05         (1.42)           --          (0.49)           --       10.95
4/22/96 1 through 9/30/96      11.37       0.26          0.32         (0.24)           --             --            --       11.71

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $10.81    $  0.21        $(0.05)       $(0.36)        $  --         $(0.12)        $  --      $10.49
9/30/99                        11.24       0.13         (0.05)        (0.51)           --             --            --       10.81
9/30/98                        10.95       0.40          0.74         (0.43)           --          (0.42)           --       11.24
9/30/97                        11.71       1.06            --         (1.33)           --          (0.49)           --       10.95
4/19/96 1 through 9/30/96      11.36       0.22          0.33         (0.20)           --             --            --       11.71

INVESTOR C CLASS
10/1/99 through 3/31/00 6     $10.81    $  0.21        $(0.05)       $(0.36)        $  --         $(0.12)        $  --      $10.49
9/30/99                        11.24       0.13         (0.05)        (0.51)           --             --            --       10.81
9/30/98                        10.95       0.54          0.60         (0.43)           --          (0.42)           --       11.24
9/30/97                        11.71       1.15         (0.09)        (1.33)           --          (0.49)           --       10.95
9/11/96 1 through 9/30/96      11.58       0.02          0.12         (0.01)           --             --            --       11.71

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6     $ 9.73    $  0.61        $(0.34)       $(0.58)        $  --         $   --         $  --      $ 9.42
11/19/98 1 through 9/30/99     10.00       0.90         (0.32)        (0.85)           --             --            --        9.73

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6     $ 9.73    $  0.56        $(0.29)       $(0.58)        $  --         $   --         $  --      $ 9.42
11/19/98 1 through 9/30/99     10.00       0.90         (0.31)        (0.86)           --             --            --        9.73

SERVICE CLASS
10/1/99 through 3/31/00 6     $ 9.73    $  0.53        $(0.29)       $(0.55)        $  --         $   --         $  --      $ 9.42
11/19/98 1 through 9/30/99     10.00       0.85         (0.31)        (0.81)           --             --            --        9.73

INVESTOR A CLASS
10/1/99 through 3/31/00 6     $ 9.73    $  0.53        $(0.29)       $(0.55)        $  --         $   --         $  --      $ 9.42
11/19/98 1 through 9/30/99     10.00       0.86         (0.31)        (0.82)           --             --            --        9.73

INVESTOR B CLASS
10/1/99 through 3/31/00 6     $ 9.73    $  0.49        $(0.28)       $(0.52)        $  --         $   --         $  --      $ 9.42
11/19/98 1 through 9/30/99     10.00       0.79         (0.31)        (0.75)           --             --            --        9.73

INVESTOR C CLASS
10/1/99 through 3/31/00 6     $ 9.73    $  0.48        $(0.27)       $(0.52)        $  --         $   --         $  --      $ 9.42
11/19/98 1 through 9/30/99     10.00       0.78         (0.31)        (0.74)           --             --            --        9.73

                                                                      RATIO OF
                                          NET                       EXPENSES TO     RATIO OF EXPENSES
                                         ASSETS       RATIO OF       AVERAGE NET        TO AVERAGE        RATIO OF NET
                                         END OF      EXPENSES TO       ASSETS           NET ASSETS      INVESTMENT INCOME
                               TOTAL     PERIOD      AVERAGE NET     (EXCLUDING         (EXCLUDING       TO AVERAGE NET
                              RETURN     (000)        ASSETS      INTEREST EXPENSE)      WAIVERS)            ASSETS
---------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
10/1/99 through 3/31/00 6       1.84%4  $   5,076         2.79%2         1.87%2             2.66%2              5.16%2
9/30/99                        (0.66)4      5,818         2.68           1.87               2.80                4.88
9/30/98                         7.94 4      4,639         2.43           1.82               2.61                4.71
7/15/97 1 through 9/30/97       1.35 4        468         2.14 2         1.31 2             2.39 2              3.85 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6       1.63%4  $      10         2.62%2         1.82%2             2.66%2              4.88%2
5/19/99 1 through 9/30/99         --           --         2.53 2         1.79 2             2.64 2              4.93 2

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6       2.09%   $  68,113         0.98%2         0.98%2             0.98%2              4.42%2
9/30/99                         1.91       59,265         1.03           1.03               1.03                3.79
9/30/98                        12.51       43,672         1.01           1.01               1.16                4.08
9/30/97                        11.59       43,310         0.98           0.98               1.08                5.28
6/10/96 1 through 9/30/96       4.48       30,882         0.92 2         0.92 2             1.32 2              6.28 2

SERVICE CLASS
10/1/99 through 3/31/00 6       2.02%   $   3,616         1.28%2         1.28%2             1.28%2              4.09%2
9/30/99                         1.60        3,730         1.33           1.33               1.33                3.50
9/30/98                        12.17        2,359         1.31           1.31               1.46                3.79
9/30/97                        11.23        6,708         1.30           1.29               1.40                5.01
2/1/96 through 9/30/96          5.39        7,836         1.09 2         1.09 2             1.20 2              3.82 2
3/1/95 through 1/31/96         16.79       37,627         1.23 2         1.23 2             1.23 2              5.62 2
2/28/95                         1.50       45,657         1.24           1.24               1.24                5.96

INVESTOR A CLASS
10/1/99 through 3/31/00 6       1.97%3  $   3,694         1.44%2         1.44%2             1.44%2              3.91%2
9/30/99                         1.43 3      2,638         1.49           1.49               1.49                3.30
9/30/98                        11.98 3      1,705         1.48           1.48               1.63                3.59
9/30/97                        11.02 3      1,015         1.42           1.42               1.52                4.49
4/22/96 1 through 9/30/96       5.13 3        176         1.45 2         1.45 2             1.86 2              5.29 2

INVESTOR B CLASS
10/1/99 through 3/31/00 6       1.78%4  $   2,842         2.20%2         2.20%2             2.20%2              3.17%2
9/30/99                         0.67 4      2,447         2.24           2.24               2.24                2.56
9/30/98                        11.15 4      1,512         2.22           2.22               2.37                2.83
9/30/97                        10.11 4        979         2.12           2.12               2.22                3.65
4/19/96 1 through 9/30/96       4.90 4        136         2.09 2         2.09 2             2.49 2              4.61 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6       1.78%4  $   2,183         2.21%2         2.21%2             2.21%2              3.17%2
9/30/99                         0.67 4      2,269         2.24           2.24               2.24                2.55
9/30/98                        11.15 4      1,249         2.22           2.22               2.37                2.83
9/30/97                        10.13 4        474         2.11           2.11               2.21                3.57
9/11/96 1 through 9/30/96       1.24 4         19         1.53 2         1.53 2             1.93 2              2.79 2

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6      (1.15)%  $      --         1.03%2         0.55%2             1.35%2             11.80%2
11/19/98 1 through 9/30/99      5.87           --         0.33 2         0.28 2             0.41 2             10.45 2

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6      (1.18)%  $  73,688         1.18%2         0.70%2             1.50%2             11.65%2
11/19/98 1 through 9/30/99      5.93       63,860         1.02 2         0.71 2             1.67 2             10.49 2

SERVICE CLASS
10/1/99 through 3/31/00 6      (1.26)%  $      --         1.48%2         1.00%2             1.80%2             11.35%2
11/19/98 1 through 9/30/99      5.47           --         2.21 2         1.59 2             3.33 2              9.93 2

INVESTOR A CLASS
10/1/99 through 3/31/00 6      (1.20)%3 $   4,507         1.65%2         1.17%2             2.00%2             11.13%2
11/19/98 1 through 9/30/99      5.50 3      4,412         1.54 2         1.15 2             2.21 2             10.17 2

INVESTOR B CLASS
10/1/99 through 3/31/00 6      (1.49)%4 $  16,810         2.40%2         1.92%2             2.70%2             10.32%2
11/19/98 1 through 9/30/99      4.78 4     12,407         2.27 2         1.88 2             2.94 2              9.41 2

INVESTOR C CLASS
10/1/99 through 3/31/00 6      (1.39)%4 $   5,120         2.40%2         1.92%2             2.69%2             10.33%2
11/19/98 1 through 9/30/99      4.69 4      2,647         2.25 2         1.88 2             2.92 2              9.36 2

                                RATIO OF NET
                             INVESTMENT INCOME
                                 TO AVERAGE
                                 NET ASSETS        PORTFOLIO
                                 (EXCLUDING        TURNOVER
                                  WAIVERS)           RATE
-------------------------------------------------------------

INVESTOR B CLASS
10/1/99 through 3/31/00 6            5.05%2           115%
9/30/99                              4.77             239
9/30/98                              4.53             376
7/15/97 1 through 9/30/97            3.60 2           428

INVESTOR C CLASS
10/1/99 through 3/31/00 6            4.77%2           115%
5/19/99 1 through 9/30/99            4.82 2           239

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6            4.42%2           176%
9/30/99                              3.79             317
9/30/98                              3.93             225
9/30/97                              5.18             272
6/10/96 1 through 9/30/96            5.88 2           108

SERVICE CLASS
10/1/99 through 3/31/00 6            4.09%2           176%
9/30/99                              3.50             317
9/30/98                              3.64             225
9/30/97                              4.91             272
2/1/96 through 9/30/96               3.72 2           108
3/1/95 through 1/31/96               5.62 2           159
2/28/95                              5.96             131

INVESTOR A CLASS
10/1/99 through 3/31/00 6            3.91%2           176%
9/30/99                              3.30             317
9/30/98                              3.44             225
9/30/97                              4.39             272
4/22/96 1 through 9/30/96            4.88 2           108

INVESTOR B CLASS
10/1/99 through 3/31/00 6            3.17%2           176%
9/30/99                              2.56             317
9/30/98                              2.68             225
9/30/97                              3.55             272
4/19/96 1 through 9/30/96            4.21 2           108

INVESTOR C CLASS
10/1/99 through 3/31/00 6            3.17%2           176%
9/30/99                              2.55             317
9/30/98                              2.68             225
9/30/97                              3.47             272
9/11/96 1 through 9/30/96            2.38 2           108

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

BLACKROCK CLASS
10/1/99 through 3/31/00 6           11.48%2           101%
11/19/98 1 through 9/30/99          10.38 2           185

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 6           11.33%2           101%
11/19/98 1 through 9/30/99           9.85 2           185

SERVICE CLASS
10/1/99 through 3/31/00 6           11.03%2           101%
11/19/98 1 through 9/30/99           8.81 2           185

INVESTOR A CLASS
10/1/99 through 3/31/00 6           10.81%2           101%
11/19/98 1 through 9/30/99           9.49 2           185

INVESTOR B CLASS
10/1/99 through 3/31/00 6           10.00%2           101%
11/19/98 1 through 9/30/99           8.73 2           185

INVESTOR C CLASS
10/1/99 through 3/31/00 6           10.01%2           101%
11/19/98 1 through 9/30/99           8.69 2           185


 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 There were no Investor C shares outstanding as of September 30, 1999. 6 Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66-67

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, nine of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


------------------------------------------------------------------------------------------------------------------------------------
       Portfolio                                                         Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                        BlackRock        Institutional         Service          Investor A         Investor B         Investor C
------------------------------------------------------------------------------------------------------------------------------------
                   Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual
                      Fees     Fees(4)  Fees     Fees(4)   Fees(1)   Fees(4)  Fees(2)  Fees(4)    Fees(3)  Fees(4) Fees(3)   Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond   None     None     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate
    Government Bond    N/A      N/A     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond   None     None     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Core Bond           None     None     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Government Income    N/A      N/A      N/A       N/A      N/A       N/A       0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  GNMA                 N/A      N/A     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Managed Income       N/A      N/A     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  International Bond   N/A      N/A     None      None     0.30%     0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
  High Yield Bond     None     None    None       None    0.30%      0.30%      0.50%    0.40%    1.15%      1.15%   1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1)-- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2)-- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3)-- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4)-- the actual fees are as of March 31, 2000.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securites which are primarily traded on foreign securities exchanges are normally valued at the preceeding closing values of such securites on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are carried at fair value as determined in accordance with procedures adopted by the Board of Directors. As of March 31, 2000, there were no securities valued in accordance with such procedures.

                                 BLACKROCK FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Low Duration Bond, Managed Income and International Bond Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Bond Portfolio entered into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                 BLACKROCK FUNDS

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2000, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                                       UNREALIZED
                                                                                                      VALUE AT          FOREIGN
SETTLEMENT       CURRENCY                          CURRENCY                         CONTRACT          MARCH 31,        EXCHANGE
   DATE           AMOUNT                             SOLD                            AMOUNT             2000          GAIN/(LOSS)
---------     --------------        --------------------------------------------  -----------        ------------     ------------
International Bond Portfolio
04/17/00          17,340,000        Danish Krone ...............................  $ 2,297,906        $ 2,229,938       $  67,968
04/17/00          17,968,945        New Zealand Dollar .........................    8,822,752          8,913,496         (90,744)
04/17/00          29,052,434        European Currency Unit .....................   28,718,538         27,813,349         905,189
04/17/00           7,128,000        Great Britain Pound ........................   11,376,288         11,355,616          20,672
04/17/00       1,039,678,170        Japanese Yen ...............................    9,732,543         10,150,135        (417,592)
04/17/00           1,847,000        Canadian Dollar ............................    1,273,793          1,273,749              44
04/17/00          79,503,000        Swedish Krone ..............................    9,273,109          9,201,736          71,373
04/17/00          30,156,400        Norwegian Krone ............................    3,582,396          3,564,291          18,105
04/28/00          15,734,264        South African Rand .........................    2,428,952          2,406,035          22,917
07/19/00          11,777,700        Hong Kong Dollar ...........................    1,500,000          1,513,065         (13,065)
                                                                                  -----------        -----------       ---------
                                                                                  $79,006,277        $78,421,410       $ 584,867
                                                                                  ===========        ===========       =========

                                                                                                                       UNREALIZED
                                                                                                      VALUE AT          FOREIGN
SETTLEMENT       CURRENCY                          CURRENCY                         CONTRACT          MARCH 31,        EXCHANGE
   DATE           AMOUNT                            BOUGHT                           AMOUNT              2000          GAIN/(LOSS)
---------     --------------        --------------------------------------------  -----------        ------------     ------------
International Bond Portfolio
04/17/00         150,000,000        Japanese Yen ...............................   $1,361,495        $1,464,415        $102,920
                                                                                   ==========        ===========       =========

     INTEREST RATE SWAPS -- The Fund may enter into interest rate swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by the Fund. At the termination of the agreement, the Fund will receive from or pay to the counter party, the accumulated net realized gain or loss, which will then be recorded as realized. Risk may arise upon entering into interest rate swaps in the event of the default or bankruptcy of a swap agreement counter party. The Fund did not hold any interest rate swaps during the period ended March 31, 2000.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                 BLACKROCK FUNDS

                                                 LOW DURATION      INTERMEDIATE                         GOVERNMENT
                                                     BOND              BOND            CORE BOND          INCOME
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 ------------       ------------       ----------      ------------
Average daily balance of reverse repurchase
   agreements outstanding during the period
   ended March 31, 2000 ........................ $ 79,764,045       $102,511,685      $79,495,423       $13,071,299
Weighted Average Interest Rate .................         4.64%              4.73%            5.57%             5.20%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the period ended March 31, 2000 1 .... $106,580,872       $169,395,389      $94,702,282       $14,995,266
Percentage of total assets .....................        28.06%             23.68%            8.74%            28.10%
Amount of reverse repurchase agreements
   outstanding at March 31, 2000 ............... $ 91,809,454       $ 32,610,536      $65,204,225       $ 1,636,635
Percentage of total assets .....................        21.88%              4.31%            4.76%             4.00%

                                                                      MANAGED         HIGH YIELD
                                                    GNMA              INCOME             BOND
                                                  PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                  -----------       ------------      -----------
Average daily balance of reverse repurchase
   agreements outstanding during the period
   ended March 31, 2000 ........................  $16,242,568       $223,586,726       $6,906,385
Weighted Average Interest Rate .................         5.29%              4.77%            6.08%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the period ended March 31, 2000 1 ....  $20,156,284       $298,367,512       $8,664,414
Percentage of total assets .....................        15.24%             16.00%            9.55%
Amount of reverse repurchase agreements
   outstanding at March 31, 2000 ...............  $12,160,281       $104,366,867       $8,475,429
Percentage of total assets .....................         9.35%              5.54%            7.12%

------------------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on January 31, 2000, November 30, 1999, October 31, 1999, January 31, 2000, November 30, 1999, October 31, 1999 and November 30, 1999, respectively.

     FUTURES TRANSACTIONS -- The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Fund may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolios at March 31, 2000.

                                 BLACKROCK FUNDS

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the Securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at March 31, 2000, is as follows:

                                                                VALUE OF           INCOME
                                          MARKET VALUE OF      COLLATERAL         EARNED ON
       PORTFOLIO                        SECURITIES ON LOAN      RECEIVED     SECURITIES LOANED*
       ---------                        ------------------   -------------   ------------------
Low Duration Bond Portfolio ............... $ 39,888,711      $ 41,094,169      $  4,156
Intermediate Government Bond Portfolio ....    9,599,456        10,022,250         6,094
Intermediate Bond Portfolio ...............   17,152,462        17,967,925        14,095
Core Bond Portfolio .......................  170,780,472       178,981,251       106,727
GNMA Portfolio ............................      358,555           374,125           223
Managed Income Portfolio ..................   96,866,092       101,289,780        62,239
International Bond Portfolio ..............      161,517           167,800             4
High Yield Bond Portfolio .................    4,402,400         4,660,250        11,122

*  Income is included in interest income on the Statement of Operations.

     Other -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

                                 BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                      EACH PORTFOLIO
                                                 EXCEPT THE INTERNATIONAL         INTERNATIONAL BOND PORTFOLIO
                                              BOND PORTFOLIO & GNMA PORTFOLIO           & GNMA PORTFOLIO
                                              -------------------------------     ----------------------------
                                                        INVESTMENT                         INVESTMENT
               AVERAGE DAILY NET ASSETS                ADVISORY FEE                       ADVISORY FEE
               -----------------------------  -------------------------------     ----------------------------
               first $1 billion ..............              .500%                             .550%
               $1 billion-- $2 billion .......              .450                              .500
               $2 billion-- $3 billion .......              .425                              .475
               greater than $3 billion .......              .400                              .450

     For the period ended March 31, 2000, advisory fees and waivers for each Portfolio were as follows:

                                                        GROSS                            NET ADVISORY
                                                    ADVISORY FEE           WAIVER             FEE
                                                    ------------         ----------      -------------
     Low Duration Bond Portfolio .................    $  693,970         $  318,766       $  375,204
     Intermediate Government Bond Portfolio ......     1,022,843            433,949          588,894
     Intermediate Bond Portfolio .................     1,530,748            622,488          908,260
     Core Bond Portfolio .........................     2,551,509          1,207,310        1,344,199
     Government Income Portfolio .................       100,064             78,843           21,221
     GNMA Portfolio ..............................       291,966            173,396          118,570
     Managed Income Portfolio ....................     3,783,646            868,472        2,915,174
     International Bond Portfolio ................       200,976                 74          200,902
     High Yield Bond Portfolio ...................       228,666            109,988          118,678

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock act as co-administrators for the
Fund.   For  these   services,   the   co-administrators   receive  a   combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class.

     For the period ended March 31, 2000, administration fees and waivers for each Portfolio were as follows:

                                                     GROSS                             NET
                                                ADMINISTRATION                   ADMINISTRATION
                                                      FEE           WAIVER             FEE
                                                --------------     --------      ---------------
     Low Duration Bond Portfolio ...............   $  266,216      $ 68,593        $  197,623
     Intermediate Government Bond Portfolio ....      470,508            --           470,508
     Intermediate Bond Portfolio ...............      637,913         9,125           628,788
     Core Bond Portfolio .......................    1,029,605        19,955         1,009,650
     Government Income Portfolio ...............       46,029            --            46,209
     GNMA Portfolio ............................      122,095            --           122,095
     Managed Income Portfolio ..................    1,641,984            --         1,641,984
     International Bond Portfolio ..............       84,045           263            83,782
     High Yield Bond Portfolio .................      105,186        33,403            71,783

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

                                 BLACKROCK FUNDS

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Low Duration Bond Portfolio ...................  .385%    $  884,487
     Intermediate Government Bond Portfolio ........  .475%     1,028,604
     Intermediate Bond Portfolio ...................  .435%     1,352,190
     Core Bond Portfolio ...........................  .380%     2,735,361
     Government Income Portfolio ...................  .550%       183,311
     GNMA Portfolio ................................  .485%       387,224
     Managed Income Portfolio ......................  .485%     2,056,320
     International Bond Portfolio ..................  .865%           301
     High Yield Bond Portfolio .....................  .525%       441,542

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense payments ("distribution fees") made to BlackRock Distributors, Inc., as the fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)  PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 2000, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                 PURCHASES             SALES
                                                ------------        ------------
     Low Duration Bond Portfolio .............. $100,006,422        $  8,938,012
     Intermediate Government Bond Portfolio ...  119,260,697          68,947,886
     Intermediate Bond Portfolio ..............  399,177,441         205,603,313
     Core Bond Portfolio ......................  665,335,352         481,795,187
     Government Income Portfolio ..............   22,265,157          21,932,384
     GNMA Portfolio ...........................   54,072,818          38,558,044
     Managed Income Portfolio .................   51,740,274         813,956,836
     International Bond Portfolio .............  134,356,582         101,272,863
     High Yield Bond Portfolio ................  112,788,866          96,998,544

     For the period ended March 31, 2000, purchases and sales of government securities were as follows:

                                                  PURCHASES           SALES
                                                --------------    --------------
     Low Duration Bond Portfolio .............. $  367,032,244    $  317,137,789
     Intermediate Government Bond Portfolio ...    282,762,557       267,953,447
     Intermediate Bond Portfolio ..............    561,462,402       896,036,221
     Core Bond Portfolio ......................    914,911,338       875,191,020
     Government Income Portfolio ..............     24,859,578        94,638,842
     GNMA Portfolio ...........................     45,853,973        61,347,168
     Managed Income Portfolio .................  1,194,691,120     2,198,624,827
     International Bond Portfolio .............             --         9,139,936

                                 BLACKROCK FUNDS

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                     LOW DURATION BOND PORTFOLIO
                                                  ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------      ------------------------------
                                                    SHARES             VALUE             SHARES           VALUE
                                                  ----------       -------------      -----------      -------------
Shares sold:
     BlackRock Class ......................       10,073,070       $ 97,931,084          832,804       $  8,225,913
     Institutional Class ..................        1,752,814         17,095,456        5,049,746         50,160,391
     Service Class ........................          328,426          3,200,044          481,738          4,773,870
     Investor A Class .....................          130,342          1,267,105        7,997,051         79,368,911
     Investor B Class .....................          415,996          4,057,118          849,840          8,398,923
     Investor C Class .....................          103,367          1,008,143          295,280          2,913,761
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          158,236          1,542,926          437,739          4,345,898
     Institutional Class ..................           38,178            372,738           77,974            773,054
     Service Class ........................           15,204            148,392           32,267            319,928
     Investor A Class .....................            4,650             45,349            6,974             69,156
     Investor B Class .....................            4,926             48,048            1,678             16,527
     Investor C Class .....................              429              4,197              230              2,256
Shares redeemed:
     BlackRock Class ......................       (2,563,835)       (24,989,771)      (7,196,600)       (71,522,179)
     Institutional Class ..................       (3,414,192)       (33,261,655)      (5,717,416)       (56,567,681)
     Service Class ........................         (601,945)        (5,857,848)        (629,119)        (6,237,880)
     Investor A Class .....................         (162,906)        (1,585,380)      (8,023,994)       (79,648,051)
     Investor B Class .....................         (364,733)        (3,555,685)        (122,395)        (1,210,268)
     Investor C Class .....................         (174,160)        (1,697,515)        (169,657)        (1,673,985)
                                                 -----------       ------------       ----------       ------------
Net increase (decrease) ...................        5,743,867       $ 55,772,746       (5,795,860)      $(57,491,456)
                                                 ===========       ============       ==========       ============

                                                                 INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                   ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------      ------------------------------
                                                    SHARES             VALUE             SHARES           VALUE
                                                  ----------       -------------      -----------      -------------
Shares sold:
     Institutional Class ..................        2,742,707       $ 26,797,692        3,507,375       $ 35,391,770
     Service Class ........................          516,475          5,038,734          827,540          8,427,966
     Investor A Class .....................       17,155,803        167,605,349       23,464,426        235,348,637
     Investor B Class .....................          138,142          1,354,628           81,567            823,939
     Investor C Class .....................            4,885             48,002           33,550            335,611
Shares issued in reinvestment of dividends:
     Institutional Class ..................           59,088            582,040          290,113          2,975,693
     Service Class ........................            3,728             36,786           20,453            209,851
     Investor A Class .....................           14,300            140,051           33,385            339,213
     Investor B Class .....................              848              8,292              744              7,498
     Investor C Class .....................              157              1,531                1                 11
Shares redeemed:
     Institutional Class ..................       (5,771,812)       (56,380,423)      (6,636,676)       (67,012,012)
     Service Class ........................         (471,455)        (4,593,692)        (984,744)        (9,969,516)
     Investor A Class .....................      (16,520,495)      (161,403,534)     (23,526,911)      (235,853,068)
     Investor B Class .....................         (101,078)          (990,186)         (35,011)          (353,173)
     Investor C Class .....................          (19,031)          (185,899)         (14,731)          (147,933)
                                                 -----------       ------------      -----------       ------------
Net decrease ..............................       (2,247,738)      $(21,940,629)      (2,938,919)      $(29,475,513)
                                                 ===========       ============      ===========       ============

                                 BLACKROCK FUNDS


                                                                    INTERMEDIATE BOND PORTFOLIO
                                                   ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------      ------------------------------
                                                    SHARES             VALUE             SHARES           VALUE
                                                  ----------       -------------      -----------      -------------
Shares sold:
     BlackRock Class ......................       10,370,847       $ 93,702,859        1,378,815       $ 12,608,853
     Institutional Class ..................       12,514,843        112,020,946       10,315,220         96,225,816
     Service Class ........................          621,047          5,565,863        1,242,448         11,610,084
     Investor A Class .....................          301,842          2,730,103          370,766          3,469,555
     Investor B Class .....................           28,822            258,760          109,782          1,027,624
     Investor C Class .....................            9,617             86,797           74,567            685,199
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          121,572          1,091,142          134,838          1,259,759
     Institutional Class ..................           32,731            294,292          533,001          5,011,399
     Service Class ........................           24,760            222,653           62,444            584,579
     Investor A Class .....................            6,500             58,466            9,745             91,018
     Investor B Class .....................            2,168             19,503            2,299             21,264
     Investor C Class .....................              139              1,249              112              1,043
Shares redeemed:
     BlackRock Class ......................         (101,126)          (900,454)      (1,865,426)       (17,440,794)
     Institutional Class ..................       (6,664,646)       (59,768,880)      (9,255,425)       (86,356,153)
     Service Class ........................         (633,786)        (5,686,533)      (1,317,770)       (12,268,337)
     Investor A Class .....................         (256,606)        (2,304,190)        (288,703)        (2,680,316)
     Investor B Class .....................          (19,575)          (175,724)         (12,658)          (116,792)
     Investor C Class .....................          (33,873)          (303,665)         (28,545)          (261,301)
                                                  ----------       ------------       ----------       ------------
Net increase ..............................       16,325,276       $146,913,187        1,465,510       $ 13,472,500
                                                  ==========       ============       ===========      ============

                                                                          CORE BOND PORTFOLIO
                                                  ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------     -------------------------------
                                                    SHARES             VALUE           SHARES             VALUE
                                                  ----------       -------------     ------------      -------------
Shares sold:
     BlackRock Class ......................        5,974,531       $ 54,522,568       12,304,751       $117,815,392
     Institutional Class ..................       27,835,425        254,438,247       22,622,724        217,677,987
     Service Class ........................        1,277,018         11,693,924        3,059,912         29,525,974
     Investor A Class .....................          119,404          1,093,899          449,024          4,340,261
     Investor B Class .....................          189,971          1,738,457          670,156          6,468,706
     Investor C Class .....................          240,872          2,194,438          732,575          7,100,978
Shares issued in reinvestment of dividends:
     BlackRock Class ......................          426,906          3,921,988          686,453          6,616,617
     Institutional Class ..................          277,418          2,560,778        1,547,546         15,039,732
     Service Class ........................           23,925            221,019          176,475          1,716,378
     Investor A Class .....................           18,951            174,202           38,763            373,736
     Investor B Class .....................           24,253            223,024           58,104            561,236
     Investor C Class .....................            2,979             27,423            6,424             60,884
Shares redeemed:
     BlackRock Class ......................       (1,451,919)       (13,281,168)      (4,888,053)       (46,820,534)
     Institutional Class ..................       (6,082,966)       (55,790,530)     (14,235,545)      (136,184,476)
     Service Class ........................       (2,038,913)       (18,645,938)      (3,102,768)       (29,354,941)
     Investor A Class .....................         (215,340)        (1,970,718)        (264,885)        (2,547,956)
     Investor B Class .....................         (383,522)        (3,514,319)        (343,118)        (3,277,734)
     Investor C Class .....................         (523,237)        (4,803,859)        (213,866)        (2,037,003)
                                                  ----------       ------------      -----------       ------------
Net increase ..............................       25,715,756       $234,803,435       19,304,672       $187,075,237
                                                  ==========       ============      ===========       ============

                                                      BLACKROCK FUNDS


                                                                     GOVERNMENT INCOME PORTFOLIO
                                                 ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------     -------------------------------
                                                    SHARES             VALUE           SHARES             VALUE
                                                  ----------       -------------     ------------      -------------
Shares sold:
     Investor A Class .....................         362,732        $ 3,526,575          260,226         $ 2,715,739
     Investor B Class .....................         203,342          1,989,776        1,949,007          20,327,259
     Investor C Class .....................          15,955            154,033          285,429           3,023,210
Shares issued in reinvestment of dividends:
     Investor A Class .....................          11,769            114,980           30,494             315,789
     Investor B Class .....................          51,100            499,354          116,786           1,207,289
     Investor C Class .....................           1,935             18,924            5,135              53,075
Shares redeemed:
     Investor A Class .....................        (473,075)        (4,599,998)        (171,587)         (1,749,782)
     Investor B Class .....................        (981,865)        (9,522,145)        (883,791)         (9,009,692)
     Investor C Class .....................        (108,615)        (1,058,860)        (188,143)         (1,955,238)
                                                   --------        -----------        ---------         -----------
Net increase (decrease) ...................        (916,722)       $(8,877,361)       1,403,556         $14,927,649
                                                   ========        ===========        =========         ===========

                                                                         GNMA PORTFOLIO
                                                 ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------     -------------------------------
                                                    SHARES             VALUE           SHARES             VALUE
                                                  ----------       -------------     ------------      -------------
Shares sold:
     Institutional Class ..................          853,893       $  8,104,685        1,140,847       $ 11,252,768
     Service Class ........................          102,054            960,087           10,000            100,000
     Investor A Class .....................          120,636          1,149,429          163,262          1,623,804
     Investor B Class .....................           13,126            124,911           15,005            149,441
     Investor C Class .....................            2,855             27,006            2,509             24,987
Shares issued in reinvestment of dividends:
     Institutional Class ..................           19,694            189,838           20,941            210,041
     Service Class ........................               --                  4                1                  7
     Investor A Class .....................            1,789             16,957              953              9,420
     Investor B Class .....................              618              5,877              837              8,294
     Investor C Class .....................               --                  3                1                  5
Shares redeemed:
     Institutional Class ..................       (1,707,208)       (16,205,801)      (1,390,033)       (13,772,698)
     Service Class ........................          (91,405)          (860,120)              --                 --
     Investor A Class .....................          (61,039)          (578,327)        (102,641)        (1,006,748)
     Investor B Class .....................           (5,858)           (55,669)          (8,598)           (85,468)
     Investor C Class .....................              (18)              (163)             (61)              (632)
                                                 -----------       ------------       ----------       ------------
Net decrease ..............................         (750,863)      $ (7,121,283)        (146,977)      $ (1,486,779)
                                                 ===========       ============       ==========       ============

                                 BLACKROCK FUNDS


                                                                     MANAGED INCOME PORTFOLIO
                                                 ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------     -------------------------------
                                                    SHARES             VALUE           SHARES             VALUE
                                                  -----------      -------------     ------------      -------------
Shares sold:
     Institutional Class ..................        38,833,000      $ 375,601,894       19,369,006       $198,295,963
     Service Class ........................        27,502,757        266,208,711       23,985,008        246,124,482
     Investor A Class .....................           475,765          4,613,398        1,652,130         17,049,147
     Investor B Class .....................            44,898            438,278          241,920          2,480,512
     Investor C Class .....................             7,148             70,265           89,834            911,388
Shares issued in reinvestment of dividends:
     Institutional Class ..................           289,784          2,865,754        1,741,803         17,972,961
     Service Class ........................           302,874          2,966,045          800,827          8,224,822
     Investor A Class .....................            37,193            363,509           84,338            865,048
     Investor B Class .....................            12,724            124,416           25,489            261,167
     Investor C Class .....................                --                 --              112              1,120
Shares redeemed:
     Institutional Class ..................       (32,449,421)      (314,402,471)     (20,180,012)      (206,556,608)
     Service Class ........................       (22,644,668)      (218,972,738)     (21,667,679)      (221,936,261)
     Investor A Class .....................          (520,166)        (5,066,718)      (1,614,057)       (16,588,344)
     Investor B Class .....................          (123,959)        (1,205,236)        (116,526)        (1,183,067)
     Investor C Class .....................            (6,114)           (59,413)         (89,946)          (909,267)
                                                  -----------      -------------      -----------       ------------
Net increase ..............................        11,761,815      $ 113,545,694        4,322,247       $ 45,013,063
                                                  ===========      =============      ===========       ============

                                                                                INTERNATIONAL BOND PORTFOLIO
                                                 ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                       3/31/00 (UNAUDITED)                      9/30/99
                                                  ------------------------------     -------------------------------
                                                    SHARES             VALUE           SHARES             VALUE
                                                  -----------      -------------     ------------      -------------
Shares sold:
     Institutional Class ..................        1,275,095       $13,371,077       2,263,708         $25,360,758
     Service Class ........................          101,802         1,065,233         273,669           3,040,289
     Investor A Class .....................          165,942         1,745,215         110,247           1,215,695
     Investor B Class .....................           84,534           892,050         120,051           1,333,373
     Investor C Class .....................           39,696           423,796         146,359           1,627,582
Shares issued in reinvestment of dividends:
     Institutional Class ..................           67,799           726,362          23,195             257,254
     Service Class ........................            6,147            65,336           4,843              53,860
     Investor A Class .....................           11,282           119,143           8,011              89,058
     Investor B Class .....................            6,899            72,822           4,349              48,278
     Investor C Class .....................            6,148            64,968           3,763              41,792
Shares redeemed:
     Institutional Class ..................         (331,361)       (3,484,730)       (688,344)         (7,645,996)
     Service Class ........................         (108,293)       (1,130,935)       (143,232)         (1,588,480)
     Investor A Class .....................          (69,258)         (726,844)        (25,793)           (287,680)
     Investor B Class .....................          (46,870)         (492,157)        (32,536)           (356,783)
     Investor C Class .....................          (47,636)         (499,439)        (51,322)           (569,217)
                                                   ---------       -----------       ---------         -----------
Net increase ..............................        1,161,926       $12,211,897       2,016,968         $22,619,783
                                                   =========       ===========       =========         ===========

                                 BLACKROCK FUNDS

                                                                    HIGH YIELD BOND PORTFOLIO
                                                 ------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED                  FOR THE PERIOD
                                                       3/31/00 (UNAUDITED)               11/19/98 1 THRU 9/30/99
                                                  ------------------------------     -------------------------------
                                                    SHARES             VALUE           SHARES             VALUE
                                                  -----------      -------------     ------------      -------------
Shares sold:
     BlackRock Class ......................               --       $        --              11         $       100
     Institutional Class ..................        2,031,588        19,600,119       6,762,768          68,071,217
     Service Class ........................               --                --              11                 100
     Investor A Class .....................          116,737         1,127,596         479,652           4,861,542
     Investor B Class .....................          806,130         7,801,714       1,695,082          17,092,840
     Investor C Class .....................          406,809         3,930,424         285,616           2,901,857
Shares issued in reinvestment of dividends:
     BlackRock Class ......................               --                 6              --                   7
     Institutional Class ..................              211             2,054              88                 880
     Service Class ........................               --                 6              --                   7
     Investor A Class .....................            7,499            72,727           6,305              63,254
     Investor B Class .....................           27,525           266,878          15,397             154,087
     Investor C Class .....................           10,417           101,193           2,815              28,278
Shares redeemed
     BlackRock Class ......................               --                --              --                  --
     Institutional Class ..................         (772,886)       (7,498,688)       (201,248)         (2,030,800)
     Service Class ........................               --                --              --                  --
     Investor A Class .....................          (99,158)         (962,542)        (32,638)           (329,155)
     Investor B Class .....................         (324,603)       (3,142,566)       (435,698)         (4,353,940)
     Investor C Class .....................         (145,662)       (1,407,511)        (16,479)           (163,867)
                                                   ---------       -----------       ---------         -----------
Net increase ..............................        2,064,607       $19,891,410       8,561,682         $86,296,407
                                                   =========       ===========       =========         ===========

--------------------
1 Commencement of operations.

(E) AT MARCH 31, 2000, NET ASSETS CONSISTED OF:

                                                     LOW           INTERMEDIATE
                                                  DURATION          GOVERNMENT      INTERMEDIATE          CORE
                                                    BOND               BOND             BOND              BOND
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                ------------       ------------     ------------    ---------------
Capital paid-in ...........................     $325,289,299       $415,433,538     $709,911,280     $1,241,680,937
Undistributed net investment income .......          319,573             68,519          218,331                 --
Distributions in excess of net
  investment income .......................               --                 --               --           (212,507)
Accumulated net realized loss on
  investment transactions and
  future contracts ........................       (2,856,768)        (8,687,117)     (13,045,817)       (28,901,443)
Net unrealized depreciation on investment
  transactions and futures contracts ......       (4,006,309)       (10,306,057)     (12,162,496)       (19,482,049)
                                                ------------       ------------     ------------     --------------
                                                $318,745,795       $396,508,883     $684,921,298     $1,193,084,938
                                                ============       ============     ============     ==============

                                 BLACKROCK FUNDS


                                                 GOVERNMENT                             MANAGED        INTERNATIONAL    HIGH YIELD
                                                   INCOME              GNMA             INCOME             BOND            BOND
                                                  PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                ------------       ------------     ----------------   -------------   -------------
Capital paid-in .......................          $37,111,917       $105,415,576       $1,716,100,029    $80,929,221    $106,187,817
Undistributed net investment income ...                   --            244,318                   --             --         152,859
Distributions in excess of net
  investment income ...................              (32,360)                --             (605,501)      (340,321)             --
Accumulated net realized gain (loss) on
  investment transactions, future
  contracts and foreign exchange
  contracts ...........................           (1,892,165)          (255,220)         (35,397,872)     2,403,473      (1,428,791)
Net unrealized depreciation on
  investment transactions, future
  contracts and foreign exchange
  contracts ...........................             (948,398)        (2,354,394)         (45,800,258)    (2,544,131)     (4,787,395)
                                                 -----------       ------------       --------------    -----------    ------------
                                                 $34,238,994       $103,050,280       $1,634,296,398    $80,448,242    $100,124,490
                                                 ===========       ============       ==============    ===========    ============

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1999, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                CAPITAL LOSS CARRYFORWARD   YEAR OF EXPIRATION
                                -------------------------   ------------------
   LOW DURATION BOND PORTFOLIO:           $470,894                9/30/04
                                           767,646                9/30/03
                                           170,313                9/30/02
   HIGH YIELD BOND PORTFOLIO:              683,582                9/30/07


     On September 30, 1999, deferred post-October losses for Intermediate Government Bond Portfolio were $5,104,142, for the Intermediate Bond Portfolio were $4,074,417, for the Core Bond Portfolio were $11,549,317, for the Government Income Portfolio were $637,620, for the GNMA Portfolio were $206,164 and for the Managed Income Portfolio were $2,931,382.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser                       Co-Administrator and Transfer Agent
   BlackRock Advisors, Inc.                 PFPC Inc.
   New York, New York 10154                 Wilmington,Delaware 19809

Sub-Adviser                              Distributor
   BlackRock Financial Management, Inc      BlackRock Distributors, Inc.
   New York, New York 10154                 King of Prussia, Pennsylvania 19406

Custodian                                Co-Administrator
   PFPC Trust Co.                           BlackRock Advisors, Inc.
   Philadelphia, Pennsylvania 19103         New York, New York 10154

                                         Counsel
                                            Simpson, Thacher & Bartlett
                                            New York, New York 10017
                                            (A partnership which includes
                                             professional corporations)

                                         Independent Accountants
                                            PricewaterhouseCoopers LLP
                                            Philadelphia, Pennsylvania 19103





To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------
       Large Cap Value Equity             Micro-Cap Equity
       Large Cap Growth Equity            International Equity
       Mid-Cap Value Equity               International Small Cap Equity
       Mid-Cap Growth Equity              International Emerging Markets
       Small Cap Value Equity             Select Equity
       Small Cap Growth Equity            Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
       Balanced

BOND PORTFOLIOS
---------------
       Low Duration Bond                  GNMA
       Intermediate Government Bond       Managed Income
       Intermediate Bond                  International Bond
       Core Bond                          High Yield Bond
       Government Income

TAX-FREE BOND PORTFOLIOS
------------------------
       Tax-Free Income                    Ohio Tax-Free Income
       Pennsylvania Tax-Free Income       Delaware Tax-Free Income
       New Jersey Tax-Free Income         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
       Money Market                       North Carolina Municipal Money Market
       U.S. Treasury Money Market         Ohio Municipal Money Market
       Municipal Money Market             Pennsylvania Municipal Money Market
       New Jersey Municipal Money Market  Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK
FUNDS (LOGO)
P.O. Box 8907
Wilmington, DE 19899






Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SAR 3/31/00 TP